33' Act File No. 333-59517
40' Act File No. 811-08891

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No. ___	☐
Post-effective Amendment No. 41	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 42	☑
(Check appropriate box or boxes.)

NATIONWIDE VL SEPARATE ACCOUNT-D
(Exact Name of Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza
Columbus, Ohio 43215
(Address of Depositor’s Principal Executive Offices)  (Zip Code)

Depositor’s Telephone Number, including Area Code:  (614) 249-7111

Thomas E. Barnes
SVP and Secretary
One Nationwide Plaza
Columbus, Ohio 43215-2220
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: May 1, 2008

It is proposed that this filing will become effective (check appropriate box)
☐           Immediately upon filing pursuant to paragraph (b)
☑           On May 1, 2008 pursuant to paragraph (b)
☐           60 days after filing pursuant to paragraph (a)(1)
☐           On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FIDELITY INVESTMENTS
INVESCO
THE NEWPORT GROUP
THE ONE

Corporate Flexible Premium Variable Universal Life Insurance Policies

Issued By

Nationwide Life and Annuity Insurance Company

Through

Nationwide VL Separate Account-D

The Date Of This Prospectus Is May 1, 2008

PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not purchase the variable life policy it describes.  Prior to your purchase, we encourage you to take the time you need to understand the policy, its potential benefits and risks, and how it might or might not benefit you.  You should use this prospectus to compare the benefits and risks of this policy versus those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a financial adviser.  If you have policy specific questions or need additional information, contact us.  Also, contact us for free copies of the prospectuses for the mutual funds available under the policy.

Telephone:	1-877-351-8808
TDD:	1-800-238-3035
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life and Annuity Insurance Company
Corporate Insurance Markets
One Nationwide Plaza, 1-11-08
Columbus, OH 43215-2220

You should read your policy along with this prospectus.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This policy is NOT: FDIC insured; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
This policy MAY decrease in value to the point of being valueless.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE.

The purpose of this policy is to provide life insurance protection for the beneficiary you name.  If your primary need is not life insurance protection, then purchasing this policy may not be in your best interest.  We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs.  As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Table of Contents
Page
In Summary: Policy Benefits	1
In Summary: Policy Risks	2
In Summary: Variable Universal Life Insurance And The Policy	3
In Summary: Fee Tables	5
Policy Investment Options	8
The Fixed Investment Option
Variable Investment Options
Allocation of Premium and Cash Value
Valuation of Accumulation Units
How Sub-Account Investment Experience is Determined
Cash Value
Transfers Among and Between Policy Investment Options	13
Sub-Account Portfolio Transfers
Fixed Account Transfers
Modes to Make a Transfer
The Policy	15
Policy Owner Rights
The Beneficiary
To Purchase
Coverage
Coverage Effective Date
To Cancel (Examination Right)
To Change Coverage
To Irrevocably Transfer Cash Value Or Exchange The Policy
To Terminate Or Surrender
To Assign
Proceeds Upon Maturity
Reports And Illustrations
Errors Or Misstatements
Incontestability
If We Modify The Policy
Riders	19
Change Of Insured Rider
Additional (insurance) Protection Rider
Premium	19
Initial Premium
Subsequent Premiums
Charges	20
Premium Load (Charge)
Partial Surrender Fee
Cost Of Insurance
Mortality And Expense Risk
Policy Loan Interest
Administrative
Additional (insurance) Protection Rider
A Note On Charges
Information on Underlying Mutual Fund Payments
The Death Benefit	25
Calculation Of The Death Benefit Proceeds
Death Benefit Options
The Minimum Required Death Benefit
Changes In The Death Benefit Option
Suicide
Surrenders	27
Full Surrender
Other Amounts Paid At Surrender
Partial Surrender
Reduction Of Specified Amount On A Partial Surrender

Table of Contents (continued)
Page
The Payout Options	29
Interest Income
Income For A Fixed Period
Life Income With Payments Guaranteed
Fixed Income For Varying Periods
Joint And Survivor Life
Alternate Life Income
Policy Owner Services	30
Dollar Cost Averaging
Policy Loans	30
Loan Amount And Interest
Collateral
Repayment
Net Effect Of Loans
Lapse	31
Grace Period
Reinstatement
Taxes	32
Types Of Taxes Of Which To Be Aware
Buying The Policy
Investment Gain In The Policy
Periodic Withdrawals, Non-Periodic Withdrawals And Loans
Surrendering The Policy
Withholding
Exchanging The Policy For Another Life Insurance Policy
Taxation Of Death Benefits
Terminal Illness
Special Considerations For Corporations
Taxes And The Value Of Your Policy
Business Uses of the Policy
Non-Resident Aliens and Other Persons Who are not Citizens of the United States
Tax Changes
Nationwide Life and Annuity Insurance Company	37
Nationwide VL Separate Account-D	37
Organization, Registration And Operation
Addition, Deletion, Or Substitution Of Mutual Funds
Voting Rights
Legal Proceedings	39
Nationwide Life and Annuity Insurance Company
Nationwide Investment Services Corporation
Financial Statements	42
Appendix A: Sub-Account Information	43
Appendix B: Definitions	59

In Summary: Policy Benefits

Appendix B defines certain words and phrases we use in this prospectus.

Death Benefit

The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

Your Choice Of Death Benefit Options

✓	Option One is the greater of the Specified Amount or the minimum required Death Benefit under federal tax law.

✓	Option Two is the greater of the Specified Amount plus the Cash Value or the minimum required Death Benefit under federal tax law.

✓	Option Three is the greater of the Specified Amount plus accumulated Premium payments (less any partial surrenders) or the minimum required Death Benefit under federal tax law.

For more information, see "Death Benefit Options," beginning on page 26.

Your Or Your Beneficiary's Choice Of Policy Proceeds

You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or there are a variety of options that will pay out over time.  For more information, see "The Payout Options," beginning on page 29.

Coverage Flexibility

Subject to conditions, you may choose to:

✓	Change the Death Benefit option;

✓	Increase or decrease the Specified Amount;

✓	Change your beneficiaries; and

✓	Change who owns the policy.

For more information, see: "Changes In The Death Benefit Option," beginning on page 27; "Reduction Of Specified Amount On A Partial Surrender," beginning on page 28; "The Beneficiary," beginning on page 16; and "Policy Owner Rights," beginning on page 15.

Access To Cash Value

Subject to conditions, you may choose to borrow against, or withdraw, the Cash Value of your policy:

✓	Take a policy loan of an amount no greater than 90% of the Sub-Account portfolios plus 100% of the Fixed Account plus 100% of the loan account.

✓	The minimum amount is $500.

For more information, see "Loan Amount And Interest," beginning on page 30.

✓	Take a partial surrender of no less than $500. For more information, see "Partial Surrender," beginning on page 28.

✓
Surrender the policy at any time while the Insured is alive.  The Cash Surrender Value will be the Cash Values of the Sub-Account portfolios and fixed account, less any policy loans.  You may choose to receive the Cash Surrender Value in a lump sum, or you will have available the same payout options as if it constituted a Death Benefit.  For more information, see "Full Surrender," beginning on page 27 and "The Payout Options," beginning on page 29.

Premium Flexibility

You will not be required to make your Premium payments according to a schedule.  Within limits, you may vary the frequency and amount, and you might even be able to skip needing to make a Premium payment.  For more information, see "Premium," beginning on page 19.

Investment Options

You may choose to allocate your Premiums after charges to the fixed or variable investment options:

✓	The fixed investment option will earn interest daily at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

For more information, see "The Fixed Investment Option," beginning on page 8.

✓
The variable investment options constitute the limitedly available mutual funds, and we have divided Nationwide VL Separate Account-D into a number of Sub-Account portfolios, identified in the "Variable Investment Options" section, to account for your allocations.  Your Investment Experience will depend on the market performance of the Sub-Account portfolios you have chosen.

We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 13 and "Modes To Make A Transfer," beginning on page 14.

Transfers Between And Among Investment Options

You may transfer between the fixed and variable investment options, subject to conditions.  You may transfer among the Sub-Account portfolios of the variable investment option within limits.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 13.  We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.  For more information, see "Dollar Cost Averaging," beginning on page 30.

Taxes

Unless you make a withdrawal, generally, you will not be taxed on any earnings.  This is known as tax deferral.  For more information, see "The Minimum Required Death Benefit," beginning on page 26.  Also, your beneficiary generally will not have to account for the Death Benefit Proceeds as taxable income.  For more information, see "Taxes," beginning on page 32.

Assignment

You may assign the policy as collateral for a loan or another obligation while the Insured is alive.  For more information, see "To Assign," beginning on page 17.

Examination Right

For a limited time, you may cancel the policy, and you will receive a refund.  For more information, see "To Cancel (Examination Right)," beginning on page 16.

Riders

You may purchase any of the available Riders.  Availability will vary by state, and there may be an additional charge for the Additional (insurance) Protection Rider.

✓	Change Of Insured Rider (There is no charge for this Rider.)

✓	Additional (insurance) Protection Rider

For more information, see "Riders," beginning on page 19.

In Summary: Policy Risks

Improper Use

Variable universal life insurance is not suitable as an investment vehicle for short-term savings.  It is designed for long-term financial planning.  You will incur fees at the time of purchase that may than more than offset any favorable Investment Experience.  As this may be particularly true early on, you should not purchase the policy if you expect that you will need to access its Cash Value in the near future.

Unfavorable Investment Return

The variable investment options to which you have chosen to allocate Net Premium may not generate a sufficient return.  There may not be a positive return, especially after the deductions for policy and Sub-Account portfolio charges.  Investment Experience will impact the cash value, and poor Investment Experience (in conjunction with your flexibility to make changes to the policy and deviate from your chosen premium payment plan) could cause the Cash Value of your policy to decrease, resulting in a Lapse of insurance coverage sooner than might have been foreseen.

Effect Of Partial Surrenders And Loans On Investment Returns

Partial surrenders or policy loans may accelerate a Lapse because these amounts will no longer be available to generate any investment return.  A partial surrender will reduce the amount of Cash Value allocated among the Sub-Account portfolios you have chosen, and to the fixed account, too, if there is not enough Cash Value in the Sub-Account portfolios.  As collateral for a policy loan, we will transfer an equal amount of Cash Value to the policy loan account, which will also reduce the Cash Value allocated between and among your chosen investment options.  Thus, the remainder of your policy's Cash

Value is all that would be available to generate an investment return sufficient to cover policy and Sub-Account portfolio charges and keep the policy In Force, at least until you repay the loan or make another Premium payment.  There will always be a Grace Period, and the opportunity to reinstate insurance coverage.  Under certain circumstances, however, the policy could terminate without value, and insurance coverage would cease.

Reduction Of The Death Benefit

A partial surrender or a policy loan could decrease the policy’s Death Benefit, depending on how the Death Benefit relates to the policy’s Cash Value.

Adverse Tax Consequences

Existing federal tax laws that benefit this policy may change at any time.  These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's Beneficiary.  Partial and full surrenders from the policy may be subject to taxes.  The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code.  Generally, tax treatment on modified endowment contracts will be less favorable when compared to having the policy treated as a life insurance contract.  For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income not a return of investment.  For more detailed information concerning the tax consequences of this policy please see the Taxes provision. For detailed information regarding tax treatment on modified endowment contracts, please see the Periodic Withdrawals, Non-Periodic Withdrawals and Loans section of the Taxes provision. Consult a qualified tax adviser on all tax matters involving your policy.

Fixed Account Transfer Restrictions And Limitations

You may transfer Cash Value to or from the fixed account so long as you make the request after the first year from the Policy Date.  Then, we will honor a transfer request from the fixed account that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value you will be permitted to transfer to or from the fixed account.

Sub-Account Portfolio Investment Risk

Frequent trading among the Sub-Accounts may dilute the value of your Sub-Account units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue its stated investment objective.  This disruption to the Sub-Account may result in lower Investment Experience and Cash Value.  We have instituted procedures to minimize disruptive transfers.  For more information, see "Sub-Account Portfolio Transfers," beginning on page 13 and "Modes To Make A Transfer," beginning on page 14.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

A comprehensive discussion of the risks of the mutual funds held by each Sub-Account portfolio may be found in that mutual fund's prospectus.  You should read the mutual fund's prospectus carefully before investing.

In Summary: Variable Universal Life Insurance And The Policy

Variable Universal Life Insurance, in general, may be important to you in two ways.

✓	It will provide economic protection to a beneficiary.

✓	It may build Cash Value.

Why would you want to purchase this type of life insurance?  How will you allocate the Net Premium among the variable investment options and the fixed investment options?  Your reasons and decisions will affect the insurance and Cash Value aspects.

While variable universal life insurance is designed primarily to provide life insurance protection, the Cash Value of a policy will be important to you in that it may impair (with poor investment results) or enhance (with favorable investment results) your ability to pay the costs of keeping the insurance In Force.

Apart from the life insurance protection features, you will have an interest in maximizing the value of the policy as a financial asset.

It is similar to, but also different from, universal life insurance.

✓	You will pay Premiums for life insurance coverage on the Insured.

✓	The policy will provide for the accumulation of a Cash Surrender Value if you were to surrender it at any time while the Insured is alive.

✓	The Cash Surrender Value could be substantially lower than the Premiums you have paid.

What makes the policy different from universal life insurance is your opportunity to allocate Premiums after charges to the Sub-Account portfolios you have chosen.  Also, this policy’s cash value will vary depending on the market performance of the Sub-Account portfolios, and you will bear this risk.

From the time we issue the policy through the Insured’s death, here is a basic overview.  (Please read the remainder of this prospectus for the details.)

✓	At issue, the policy will require a minimum initial Premium payment.

Among other considerations, this amount will be based on: the Insured’s age; the underwriting class; any substandard ratings; the Specified Amount; and the choice of a Rider.

✓	At the time of a Premium payment, we will deduct some charges. We call these charges transaction fees.

✓	You will then be able to allocate the Premium net of transaction fees, or Net Premium, between and among a fixed and the variable investment options.

✓
From the policy’s Cash Value, on a periodic basis, we will deduct other charges to help cover the mortality risks we assumed, and the sales and administrative costs.  We call these charges periodic charges other than Sub-Account portfolio operating expenses.

✓	You may be able to vary the timing and amount of Premium payments.

So long as there is enough Cash Surrender Value to cover the policy's periodic charges as they come due, the policy will remain In Force.

✓	After the first policy year, you may request to increase or decrease the policy’s Specified Amount.

This flexibility will allow you to adjust the policy to meet your changing needs and circumstances, subject to: additional underwriting (for us to evaluate an increase of risk); confirmation that the policy’s tax status is not jeopardized; and confirmation that the minimum and maximum insurance amounts remain met.

✓	The policy will pay a Death Benefit to the beneficiary. You have a choice of one of three options.

As your insurance needs change, you may be able to change Death Benefit options, rather than buying a new policy, or terminating this policy.

✓	Prior to the Insured’s death, you may withdraw all, or a portion (after the first policy year), of the policy’s Cash Surrender Value. Or you may borrow against the Cash Surrender Value.

Withdrawals and loans are subject to restrictions, may reduce the Death Benefit and increase the likelihood of the policy lapsing.  There also could be adverse tax consequences.

In Summary: Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.  Fees in this table may be rounded to the hundredth decimal.  The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy or transfer Cash Value between investmentoptions.

For more information, see "Charges," beginning on page 20.

Transaction Fees (Charge)
Charge	When Charge Is Deducted	Amount (Deducted From Each Premium Payment)
Premium Load (Charge) (1), (2)	Upon Making A Premium Payment	Maximum Guaranteed Charge 9.00% Of Premium Payments
Partial Surrender Fee()	Upon Partial Surrender	Maximum Guaranteed Charge $25
Current Charge $0

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Sub-Account portfolio operating expenses.

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount
Cost Of Insurance(4), (5) Representative – For An Issue Age 40, Non-tobacco, Tenth Policy Year, Specified Amount $250,000	Monthly	Minimum	Maximum	Representative (6)
		$0.03 per month	$83.33 per month	$0.52 per month
Per $1,000 Of Net Amount at Risk – Proportionately From Your Chosen Variable And Fixed Investment Options
Mortality And Expense Risk	Daily, Based on an Annual Effective Rate	Maximum Guaranteed	Currently(7)
		0.75% of daily net assets	0.25% of daily net assets
Proportionately From Your Chosen Variable Investment Options
Policy Loan Interest (8)	Annually (Accrues Daily)	Maximum Guaranteed
3.75% Of The Policy Loan Balance
Current Rates
3.70% Of The Policy Loan Balance
On Balance of Policy Indebtedness

Periodic Charges Other Than Sub-Account Portfolio Operating Expenses
Charge	When Charge Is Deducted	Amount
Administrative	Monthly	Maximum Guaranteed	Currently
		$10 per month	$5 per month
Proportionately From Your Chosen Variable And Fixed Investment Options
Additional (insurance) Protection Rider (9), (10), (11) Representative – For An Issue Age 40, Non-tobacco, Tenth Policy Year, Specified Amount $250,000	Monthly	Minimum	Maximum	Representative(12)
		$0.01 per month	$83.33 per month	$0.20 per month
Per $1,000 Of Additional Protection Proportionately From Your Chosen Variable And Fixed Investment Options

The next item shows the minimum and maximum total operating expenses, as of December 31, 2007, charged by the Sub-Account portfolios that you may pay periodically during the time that you own the policy.  More detail concerning each Sub-Account portfolio’s fees and expenses is contained in the prospectus for the mutual fund that corresponds to the each Sub-Account portfolio. Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

Total Annual Sub-Account Portfolio Operating Expenses
Total Annual Sub-Account Portfolio Operating Expenses	Maximum	Minimum
(expenses that are deducted from the Sub-Account portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	1.89%	0.10%

______________________________________

(1)
We deduct one charge upon purchase composed of a charge intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged.  We may profit from this charge.

(2)
The maximum guaranteed charge is reduced to 5.5% of Premium payment starting with the seventh year from the Policy Date.  Currently, the charges for policies vary according to the time of purchase, the amount of the Additional Protection Rider, and amount of annual Premium.  For more information, see "Premium Load (Charge)" beginning on page 20.

(3)	The charge is the lesser of $25 or 2% of the dollar amount of a partial surrender amount.

(4)	The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(5)
The cost of insurance rate will increase over time, but will never exceed the Maximum indicated in the table.  Ask for a policy illustration or see the Policy Data Page for more information on your cost.

(6)	This amount may not be representative of your cost.

(7)       Currently, the Mortality and Expense Risk charge declines over time, as follows:
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16-20	Charge for policy years 21+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets	0.10% of daily net assets

(8)
We charge interest on the amount of an outstanding policy loan, at the rate of no more than 3.75% per annum, which accrues daily and becomes due and payable at the end of the year from the Policy Date or at the time you take an additional loan.  Currently, for policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. Currently, for policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.  If left unpaid, we will add it to the loan account.  As collateral or security for repayment, we transfer an equal amount of Cash Value to the policy loan account, on which interest accrues and is credited daily.  The minimum guaranteed interest crediting rate is stated on your Policy Data Page. The effect of the crediting will be a net cost of a policy loan that is less than the loan amount interest charge. For more information, see "Policy Loans," beginning on page 30.

(9)	The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

(10)	Ask for a policy illustration, or see the Policy Data Page, for more information on your cost.

(11)	The continuation of the rider is contingent on the policy being In Force.

(12)	This amount may not be representative of your cost.

Policy Investment Options

You may choose to allocate all or a portion of your Net Premium to any Sub-Account.  When this actually happens depends on the right to examine law of the state in which you live.  Or you may choose to allocate all or a portion of your Net Premium to the fixed investment option, and we will allocate it when we receive it.

Based on the right to examine law, some states require that we refund the initial Premium if you exercise your right to cancel the policy.  Others require that we return the Cash Value.  If yours is a state that requires us to refund the initial Premium, we will hold the initial Net Premium in the available money market Sub-Account until the free-look period expires.  Once your examination right ends, we will transfer the variable account Cash Value to your Sub-Account allocations in effect at the time of the transfer.  If yours is a state that requires us to refund the Cash Value, we will allocate the Net Premiums to the Sub-Account choices in effect when we receive the Premium payment.

The Fixed Investment Option

The Premium you allocate to the fixed investment option is held in the fixed account, which is part of our general account. The general account contains all of our assets other than those in the separate accounts.  These assets are subject to our general liabilities from business operations.  The general account is used to support our insurance and annuity obligations.  Any amounts in excess of the separate account liabilities are deposited into our general account.  We bear the full investment risk for all amounts allocated to the fixed account.

We guarantee that the amounts you allocate to the fixed investment option will be credited interest daily at a net effective annual interest rate of at least no less than the stated interest crediting rate on the Policy Data Page.  We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion.  You assume the risk that the interest we credit to the amounts you allocate to the fixed investment option may not exceed the minimum guarantee of the guaranteed interest crediting rate for any given year.

The amounts you allocate to the fixed investment option will not share in the investment performance of our general account.  Rather, the investment income you earn on your allocations will be based on varying rates we set.  Currently, the rates are set at the beginning of each calendar quarter and will be effective for at least three months.

The general account is not subject to the same laws as the separate account, and the SEC has not reviewed the disclosures in this prospectus relating to the fixed account.  However, information about the fixed account is subject to federal securities laws relating to the accuracy and completeness of statements made by prospectus disclosure.

Variable Investment Options

The separate account invests in shares of the available Sub-Account portfolios.  Each Sub-Account portfolio invests in a mutual fund that is registered with the SEC.  This registration does not involve supervision of the management or investment practices or policies of the portfolios or mutual funds by the SEC.

We may offer additional underlying mutual funds, or a different set of underlying mutual funds, through specific distribution arrangements.  Examples of these arrangements include, but are not limited to, distribution through broker-dealer firms or financial institutions.  These distribution arrangements may be exclusive or non-exclusive.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the policy may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Policy owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the separate account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Each Sub-Account portfolio’s assets are held separately from the assets of the other Sub-Account portfolios, and each Sub-Account portfolio has investment objectives and policies that are different from those of the other Sub-Account portfolios.  Thus, each Sub-Account portfolio operates as a separate investment fund, and the income or losses of one Sub-Account portfolio generally have no effect on the investment performance of any other Sub-Account portfolio.  The "Appendix A: Sub-Account Information" section identifies the available mutual funds, by name, investment type and adviser, and includes expense information for each.

The Sub-Accounts available through this policy are listed below.  For more information about the underlying mutual funds, please refer to “Appendix A:  Sub-Account Information” and/or the applicable underlying mutual fund’s prospectus.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares
•	AIM V.I. Core Equity Fund: Series I Shares
•	AIM V.I. Dynamics Fund: Series I Shares
•	AIM V.I. Global Health Care Fund: Series I Shares
•	AIM V.I. Global Real Estate Fund: Series I Shares
•	AIM V.I. High Yield Fund: Series I Shares*
•	AIM V.I. Mid Cap Core Equity Fund: Series I Shares
•	AIM V.I. Small Cap Equity Fund: Series I Shares
•	AIM V.I. Technology Fund: Series I Shares
•	AIM V.I. Utilities Fund: Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein International Value Portfolio: Class A
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class A
•	AllianceBernstein Value Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Balanced Fund: Class I
•	American Century VP Capital Appreciation Fund: Class I
•	American Century VP Income & Growth Fund: Class I
•	American Century VP International Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Funds Insurance Series
•	Growth Fund: Class 2
•	International Fund: Class 2
BlackRock
•	BlackRock Global Allocation V.I. Fund: Class II
•	BlackRock Large Cap Core V.I. Fund: Class II
•	BlackRock Large Cap Value V.I. Fund: Class II
•	BlackRock S&P 500 Index V.I. Fund: Class II
•	BlackRock Value Opportunities V.I. Fund: Class II
Calvert Variable Series, Inc.
•	CVS Social Equity Portfolio
Dreyfus
•	Dreyfus Investment Portfolios – MidCap Stock Portfolio: Initial Shares
•	Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund – International Value Portfolio: Initial Shares
•	Dreyfus Variable Investment Fund – Quality Bond Portfolio: Initial Shares*
DWS Investments VIT Funds
•	DWS Equity 500 Index VIP: Class A
•	DWS Small Cap Index VIP: Class A
DWS Variable Series I
•	Capital Growth VIP: Class B
•	Health Care VIP: Class B
DWS Variable Series II
•	Balanced VIP: Class B
•	Core Fixed Income VIP: Class B
•	Dreman High Return Equity VIP: Class B
•	Dreman Small Mid Cap Value VIP: Class B
•	Global Thematic VIP: Class B
•	High Income VIP: Class B
•	Large Cap Value VIP: Class B
•	Small Cap Growth VIP: Class B
•	Technology VIP: Class B
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•	VIP Aggressive Growth Portfolio: Service Class
•	VIP Asset Manager Portfolio: Service Class
•	VIP Asset Manager: Growth Portfolio: Service Class
•	VIP Balanced Portfolio: Service Class
•	VIP Contrafund® Portfolio: Service Class
•	VIP Dynamic Capital Appreciation Portfolio: Service Class
•	VIP Equity-Income Portfolio: Service Class*
•	VIP Growth & Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP High Income Portfolio: Service Class*
•	VIP Index 500 Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Service Class*
•	VIP Mid Cap Portfolio: Service Class
•	VIP Overseas Portfolio: Service Class
•	VIP Value Portfolio: Service Class
Goldman Sachs Variable Insurance Trust
•	Goldman Sachs VIT Strategic International Equity Fund: Institutional Shares

J.P. Morgan Insurance Trust
•	JPMorgan Insurance Trust Balanced Portfolio Class 1
•	JPMorgan Insurance Trust Core Bond Portfolio Class 1
•	JPMorgan Insurance Trust Diversified Equity Portfolio Class 1
•	JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio Class 1
•	JPMorgan Insurance Trust Equity Index Portfolio Class 1
•	JPMorgan Insurance Trust Government Bond Portfolio Class 1
•	JPMorgan Insurance Trust Intrepid Growth Portfolio Class 1
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1
J.P. Morgan Series Trust II
•	JPMorgan Bond Portfolio
•	JPMorgan International Equity Portfolio
•	JPMorgan Mid Cap Value Portfolio
•	JPMorgan Small Company Portfolio
•	JPMorgan U.S. Large Cap Core Equity Portfolio
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Forty Portfolio: Service Shares
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
•	Mid Cap Value Portfolio: Service Shares
Legg Mason Partners Variable Portfolios I, Inc.
•	Variable Investors Portfolio: Class I*
•	Variable Total Return Portfolio: Class I*
Legg Mason Partners Variable Portfolios II, Inc.
•	Variable Aggressive Growth Portfolio: Class I
Legg Mason Partners Variable Trust Income Trust
•	Variable Global High Yield Bond Portfolio: Class I
Lincoln Variable Insurance Products Trust
•	Baron Growth Opportunities Fund: Service Class
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class
•	MFS Mid Cap Growth Series: Initial Class
•	MFS Utilities Series: Initial Class
•	MFS Value Series: Initial Class
Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT Global Utilities Fund: Class I
•	Gartmore NVIT International Equity Fund: Class I (formerly, Gartmore NVIT International Growth Fund: Class I)
•	Gartmore NVIT Worldwide Leaders Fund: Class I
•	JPMorgan NVIT Balanced Fund: Class I
•	NVIT Global Financial Services Fund: Class I (formerly, Nationwide NVIT Global Financial Services Fund: Class I)
•	NVIT Government Bond Fund: Class I (formerly, Nationwide NVIT Government Bond Fund: Class I)
•	NVIT Growth Fund: Class I (formerly, Nationwide NVIT Growth Fund: Class I)
•	NVIT Health Sciences Fund: Class I (formerly, Nationwide NVIT Global Health Sciences Fund: Class I)
•	NVIT Investor Destinations Funds: Class II (formerly, Nationwide NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Growth Fund: Class I (formerly, Nationwide NVIT Mid Cap Growth Fund: Class I)
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I (formerly, Nationwide NVIT Money Market Fund: Class I)
•	NVIT Money Market Fund: Class V (formerly, Nationwide NVIT Market Fund: Class V)
•	NVIT Multi-Manager Small Cap Growth Fund: Class I (formerly, Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I)
•	NVIT Multi-Manager Small Cap Value Fund: Class I (formerly, Nationwide Multi-Manager NVIT Small Cap Value Fund: Class I)
•	NVIT Multi-Manager Small Company Fund: Class I (formerly, Nationwide Multi-Manager NVIT Small Company Fund: Class I )
•	NVIT Nationwide Fund: Class I
•	NVIT Technology and Communications Fund: Class I (formerly, Nationwide NVIT Global Technology and Communications Fund: Class I)
•	NVIT U.S. Growth Leaders Fund: Class I (formerly, Nationwide NVIT U.S. Growth Leaders Fund: Class I)
•	Van Kampen NVIT Comstock Value Fund: Class I*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class
•	AMT Guardian Portfolio: I Class
•	AMT Mid-Cap Growth Portfolio: I Class
•	AMT Partners Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer MidCap Fund/VA: Non-Service Shares
PIMCO Variable Insurance Trust
•	High Yield Portfolio: Administrative Class*
•	Low Duration Portfolio: Administrative Class
•	Real Return Portfolio: Administrative Class
•	Total Return Portfolio: Administrative Class
Pioneer Variable Contracts Trust
•	Pioneer High Yield VCT Portfolio: Class I Shares
Royce Capital Fund
•	Royce Micro-Cap Portfolio: Investment Class
•	Royce Small-Cap Portfolio: Investment Class
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Equity Income Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	Capital Growth Portfolio: Class I (formerly, Equity Growth Portfolio: Class I)
•	Core Plus Fixed Income Portfolio: Class I
•	Emerging Markets Debt Portfolio: Class I
•	Emerging Markets Equity Portfolio: Class I
•	Global Value Equity Portfolio: Class I
•	High Yield Portfolio: Class I
•	International Magnum Portfolio: Class I
•	Mid Cap Growth Portfolio: Class I
•	U.S. Real Estate Portfolio: Class I
•	Value Portfolio: Class I
Van Kampen Life Investment Trust
•	Enterprise Portfolio: Class II Shares
•	Strategic Growth Portfolio: Class II Shares
W&R Target Funds, Inc.
•	Small Cap Growth Portfolio

The following sub-accounts are only available in policies issued before May 1, 2008:

Van Kampen Life Investment Trust
•	Comstock Portfolio: Class II Shares

The following sub-accounts are only available in policies issued before December 31, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I
BlackRock
•	BlackRock Basic Value V.I. Fund: Class II
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2

The following sub-accounts are only available in policies issued before May 1, 2006:

Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

Goldman Sachs Variable Insurance Trust
•	Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares

The following sub-account is only available in policies issued before December 8, 2003:

T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Mid-Cap Growth Portfolio: Class II

The following sub-accounts are only available in policies issued before May 1, 2002:

Fidelity Variable Insurance Products Fund
•	VIP Growth Opportunities Portfolio: Service Class

The following sub-account is no longer available to receive transfers or new Premium payments effective May 1, 2006:

JPMorgan Insurance Trust
•	JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio Class 1

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Allocation Of Premium And Cash Value

We allocate your Premium payments to Sub-Accounts or the fixed account per your instructions.  You must specify your Premium payments in whole percentages, and any allocation you make must be at least 1%.  The sum of allocations must equal 100%.

Valuation of Accumulation Units

We will price Sub-Account Accumulation Units on any day that the NYSE is open for business.  Any transaction that you submit on a day when the NYSE is closed will not be effective until the next day that the NYSE is open for business.  Accordingly, we will not price Sub-Account Accumulation Units on these recognized holidays:.

•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

In addition, we will not price Sub-Account Accumulation Units if:

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

•	the SEC, by order, permits a suspension or postponement for the protection of security holders.

SEC rules and regulations govern when the conditions described above exist.

How Sub-Account Investment Experience Is Determined

Though the number of Sub-Account Units will not change as a result of Investment Experience, changes in the net investment factor, as described below, may cause the value of a Sub-Account Unit to increase or decrease from Valuation Period to Valuation Period.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

We determine the change in Sub-Account values at the end of a Valuation Period.  The Sub-Account Unit value for a Valuation Period is determined by multiplying the Sub-Account Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

We determine the net investment factor for any Valuation Period by dividing (a) by (b) and then subtracting (c) where:

(a)	is the sum of:

•	the Net Asset Value per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

•	the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).

(b)	is the Net Asset Value per share of the mutual fund determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; plus or minus

(c)
a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and

(d)	is a charge for Mortality and Expense Risk.

Cash Value

The policy has a Cash Value.  There is no guaranteed Cash Value.  The Cash Value will vary depending on where you allocate your Net Premium.  Amounts allocated to the fixed account and policy loan account vary based on the daily crediting of interest to those accounts.  Amounts allocated to the Sub-Account portfolios vary daily based on the Investment Experience of the Sub-Account portfolios.  It will also vary because we deduct the policy's periodic charges from the cash value.  So, if the policy's cash value is part of the Death Benefit option you have chosen, then your Death Benefit will fluctuate.

We compute the Cash Value of your policy by adding the Sub-Account portfolio Unit values to the money you have allocated to the fixed investment option and adding the amount in the policy loan account.

We will determine the value of the assets in the separate account at the end of each Valuation Period.  We will determine the Cash Value at least monthly. To determine the number of Sub-Account Units credited to each Sub-Account, we divide the net amount you allocate to the Sub-Account by the Sub-Account Unit value for the Sub-Account (using the next Valuation Period following when we receive the Premium).

If you surrender part or all of the policy, we will deduct a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds to the surrendered amount.  Thus, your policy’s Cash Value will be reduced by the surrendered amount.  If we assess a partial surrender charge, we will subtract the charge from the proceeds before delivering the net amount to you.

Similarly, when we assess charges or deductions, a number of Sub-Account Units from the separate account and an amount from the fixed account that corresponds with the charge or deduction will be deducted from the policy’s Cash Value.  Unless you direct otherwise, we make these deductions in the same proportion that your interests in the separate account and the fixed account bear to the policy’s total Cash Value.

The Cash Value in the fixed account and the policy loan account is credited with interest daily at the guaranteed minimum annual effective rate stated on the Policy Data Page.  We may decide to credit interest in excess of the guaranteed minimum annual effective rate.  For the fixed account, we will guarantee the current rate in effect through the end of the calendar quarter. Upon request, we will inform you of the current applicable rates for each account.  For more information, see "The Fixed Investment Option," beginning on page 8 and "Loan Amount And Interest," beginning on page 30.

On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.

Transfers Among and Between Policy Investment Options

Sub-Account Portfolio Transfers

We will determine the amount you have available for transfers among the Sub-Account portfolios in Units based on the Net Asset Value (NAV) per share of the mutual fund in which a Sub-Account portfolio invests.  The mutual fund will determine its NAV once daily as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time).  A Unit will not equal the NAV of the mutual fund in which the Sub-Account portfolio invests, however, because the Unit value will reflect the deduction for any transaction fees and periodic charges.  For more information, see "In Summary: Fee Tables," beginning on page 5, and "How Sub-Account Investment Experience Is Determined," beginning on page 12.

Disruptive trading practices, which hamper the orderly pursuit of stated investment objectives by underlying mutual fund managers, may adversely affect the performance of the Sub-Accounts.  Prior to the policy’s Maturity Date, you may transfer among the available Sub-Account portfolios; however, in instances of disruptive trading that we may determine, or may have already determined to be harmful to policy owners, we will, through the use of appropriate means available to us, attempt to curtail or limit the disruptive trading.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of Sub-Accounts that are actively traded will be adversely impacted.  Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.  If your trading activities, or those of a third party acting on your behalf, constitute disruptive trading, we will not limit your ability to initiate the trades as provided in your policy; however, we may limit your means for making a transfer or take other action we deem necessary to protect the interests of those investing in the affected Sub-Accounts.  If you intend to use an active trading strategy, you should consult your registered representative and request information on our other policy that offers Sub-Accounts that are designed specifically to support active trading.

We may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees.  In the case of new share class additions, your subsequent allocations may be limited to that new share class.  Short-term trading fees are a charge assessed by an underlying mutual fund when you transfer out of a Sub-

Account before the end of a stated period.  These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge.  The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies.  The fees are not intended to adversely impact policy owners not engaged in such strategies.  The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner’s Sub-Account value.  We will remit all such fees to the underlying mutual fund.

In the event a restriction we impose results in a transfer request being rejected, we will notify you that your transfer request has been rejected.  If a short-term trading fee is assessed on your transfer, we will provide you a confirmation of the amount of the fee assessed.

Underlying Mutual Fund Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
(3)
instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the underlying mutual funds upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  We and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current underlying mutual fund allocation.

Fixed Account Transfers

Prior to the policy’s Maturity Date, you may also make transfers involving the fixed account.  These transfers will be in dollars, and we reserve the right to limit their timing and amount, including that you may not make more than one transfer every 12 months.  However, during the first 24 months following the initial Policy Date you may irrevocably elect to transfer all of the Cash Value to the fixed account.  For more information, see "To Irrevocably Transfer Cash Value Or Exchange The Policy," on page 17.

On transfers to the fixed account, we may not permit you to transfer over 20% of the Cash Value allocated to the Sub-Account portfolios as of the close of business of the prior Valuation Period.  We reserve the right to refuse any transfer to the fixed account if the fixed account’s Cash Value comprises more than 30% of the policy’s Cash Value. You may not request a transfer to the fixed account before the end of the first year from the Policy Date.

On transfers from the fixed account, we may permit you transfers of no more than 20% of the Cash Value of the fixed account as of the end of the previous policy year (subject to state restrictions).  Any transfers you make from the fixed account must be within 45 days of the end of a interest rate guaranteed period.  An interest rate guaranteed period is the time that a stated interest rate is guaranteed to remain in effect.  Currently, interest crediting rates are reset at the beginning of each calendar quarter.

Modes To Make A Transfer

You can submit transfer requests in writing to our Home Office via first class U.S. mail.  Our contact information is on the first page of this prospectus.  When we have received your transfer request we will process it at the end of the current Valuation Period.  This is when the Accumulation Unit value will be next determined.  We may also allow you to use other methods of communications, subject to limitations.

With respect to any telephonic or electronic mode of communication, including the Internet, we monitor transfer activity for potentially harmful investment practices.   For policies owned by a natural person, you are limited to 20 "transfer events" per calendar year.  If you initiate transfer events within a lesser time interval at a pace that is equivalent to 20 within a year, you may be required to submit all subsequent transfers via U.S. mail.  To calculate transfer events, at the end of each Valuation Period, we will group together all of your transfer requests for the day.  We will count this grouping as a "transfer event," regardless of the number of Sub-Accounts involved.  Once 20 transfer events or the equivalent occur, you may continue to make transfers, but only by sending your written request to us at our Home Office via first class U.S. mail until the end of the year.  Then, we begin to count transfer events over again.

For policies owned by a corporation or another entity, we monitor transfer activity for potentially harmful investment practices, however, we do not systematically monitor the transfer instructions of individual persons.  Our procedures include the review of aggregate entity-level transfers, not individual transfer instructions.  It is our intention to protect the interests of all contract owners; it is possible, however, for some harmful trading to go on undetected by us.  For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs.  We do not systematically monitor the transfer instructions of these individual persons.  We monitor aggregate trades among the Sub-Accounts for frequency, pattern, and size.  If two or more transfer events are submitted in a 30 day period, we may impose conditions on your ability to submit trades. These restrictions include revoking your privilege to make trades by any means other than written communication submitted via U.S. mail for a twelve-month period.

We have the right to restrict transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from harmful investment practices employed by some policy owners (or third parties acting on their behalf).  In particular, we may restrict trading strategies designed to avoid or take advantage of our monitoring procedures and other measures aimed at curbing harmful trading practices.

Some investment advisers/representatives manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners.  We generally will require multi-policy advisers to submit all transfer requests via U.S. mail.

We will employ reasonable procedures to confirm that instructions are genuine, especially with respect to communication via the Internet or telephone, including:

•	requiring forms of personal identification before acting upon instructions;

•	providing you with written confirmation of completed transactions; and/or

•	recording telephone instructions.

If we follow these procedures, we will not be liable for any loss, damage, cost or expense from complying with what we reasonably believe to be genuine instructions.  Rather, you will bear the risk of loss.

Any computer system or telephone, whether it is yours, your service provider’s, your representative’s, or ours, can experience slowdowns or outages for a variety of reasons.  These slowdowns or outages may delay or prevent our ability to process your request.  Although we have taken precautions to help our system handle heavy usage, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request in writing.

The Policy

The policy is a legal contract between you and us  (any change to which we would want to make must be in writing, signed by our president and secretary, and attached to or endorsed on the policy).  You may exercise all policy rights and options while the Insured is alive.  You may also change the policy, but only in accordance with its terms.

Generally, the policy is available for an Insured between the ages of 18-79 (although these ages may vary in your state).  It is nonparticipating, meaning we will not be contributing any operating profits or surplus earnings toward the Proceeds from the policy.  The policy will comprise and be evidenced by: a written contract; any Riders; any endorsements; and the application, including any supplemental application.  The benefits described in the policy and this prospectus, including any optional riders or modifications in coverage, may be subject to our underwriting and approval.  We will consider the statements you make in the application as representations.  We will rely on them as being true and complete.  However, we will not void the policy or deny a claim unless a statement is a material misrepresentation.

To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Policy Owner Rights

The policy belongs to the owner named in the application, or the person to whom the policy or any ownership rights in the policy have been validly assigned.  You may also name a contingent policy owner.  While the Insured is alive, the owner may exercise all policy rights and options. To the extent permitted by law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).

The Insured is the person named in the application.  You may change the Insured by submitting a change request to us in writing.  The change will become effective when it was signed, rather than the date we received it.  The policy charges after the change will be based upon the new Insured’s characteristics.  For more information, see "Change Of Insured Rider," on page 19.

The Beneficiary

The beneficiary, or beneficiaries, is first in line to receive the Death Benefit Proceeds from the policy.  You name the beneficiary in the application for the policy.  You may name more than one beneficiary.  The policy permits you to designate primary and contingent beneficiaries.  You may also direct us to distribute the Proceeds other than described below.

If a primary beneficiary dies before the Insured, that beneficiary's interest will be paid to any surviving beneficiary. We will pay multiple primary beneficiaries in equal shares, unless you provide for another distribution.

You may name a contingent beneficiary, or beneficiaries, in the application for the policy.  The contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured, and before any Proceeds become payable.  You may name more than one contingent beneficiary.  We will also pay multiple contingent beneficiaries in equal shares, unless you provide for another distribution.

You may also change or add beneficiaries or contingent beneficiaries while the Insured is living.  Any change must be in writing and satisfactory to us.  We must receive the change at our Home Office, and we may require that you send us your policy for endorsement to the address on the cover page of this prospectus before we record the change.  Once we record the change, the change will be effective as of the date it was signed rather than the date we received it.  The change will not affect any payment we made or action we took before we recorded the change.

To Purchase

To purchase the policy, you must submit to us a completed application and an initial Premium payment.

We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical evidence) before we will issue a policy.  We can provide you with the details of our underwriting standards.  We reserve the right to reject any application for any reason permitted by law.  Specifically, if we have previously issued you policies with an aggregate scheduled annual premium(s) that exceed $15 million, we reserve the right to refuse to issue an additional policy to you.  Additionally, we reserve the right to modify our underwriting standards on a prospective basis to newly issued policies at any time.

The minimum initial Specified Amount in most states is $50,000.  We reserve the right to modify the minimum Specified Amount on a prospective basis to newly issued policies at any time. .

Coverage

We will issue the policy only if the underwriting process has been completed, we have approved the application and the proposed Insured is alive and in the same condition of health as described in the application.  However, full insurance coverage will take effect only after you have paid the minimum initial Premium.  We begin to deduct monthly charges from your policy Cash Value on the Policy Date.

Coverage Effective Date

Insurance coverage begins and is In Force on the later of (i) the Policy Date shown on the Policy Data Page and (ii) the date the initial Premium is paid.  It will end when the policy Lapses, or when we pay all the Proceeds from the policy.  We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting standards and the policy conditions.

To Cancel (Examination Right)

You may cancel your policy during the free look period.  The free look period expires on the latest of: (i) 10 days after you receive the policy (or longer if required by state law); (ii) 45 days after you sign the application for this policy; or (iii) 10 days after we deliver to you a “Notice of Withdrawal Right.” If you decide to cancel during the free look period, return the policy to the sales representative who sold it, or to us at our Home Office, along with your written cancellation request. Your written request must be received, if returned by means other than U.S. mail, or post-marked, if returned by U.S. mail, by the last day of the free look period.  When you cancel the policy during your free look period the amount we refund will be the Cash Value or, in certain states, the greater of the initial Premium payment or the policy's Cash Value.  If we do not receive your policy at our Home Office on the close of business on the date the free look period expires, you will not be allowed to cancel your policy free of charge.  Within 7 days, we will refund the amount prescribed by law.  If the policy is canceled, we will treat the policy as if it was never issued.

Because of the free look period, when we actually allocate Net Premium to the Sub-Account portfolios based on your choices depends on the right to examine law of the state in which you live.  For more information, see "Allocation of Premium and Cash Value," beginning on page 12.

To Change Coverage

After the first policy year, you may request to change the Specified Amount.  Changes may result in additional charges; however, no change will take effect unless the new Cash Surrender Value is sufficient to keep the policy In Force for at least three months.  Changes to the Specified Amount will alter the Death Benefit.  For more information, see "Changes In The Death Benefit Option," beginning on page 27.

If you decide to increase the Specified Amount, you must provide us with evidence of insurability that satisfies our underwriting standards. The Insured must be within the required issue ages of 18 to 79.  The increase must be for at least $10,000 and the amount of insurance after increase may not exceed the maximum amount that is generally no more than the policy’s Cash Value plus $8,000,000.  For more information, see "Calculation Of The Death Benefit Proceeds," beginning on page 25.

You may request to decrease the Specified Amount.  We first apply decreases to the amount of insurance coverage as a result of any prior Specified Amount increases, starting with the most recent.  Then we will decrease the initial Specified Amount.  We will deny a request, however, to reduce the amount of your coverage below the minimum initial Specified Amount.  Also, we will deny a request that would cause the policy to fail to satisfy Section 7702 of the Code.

To change the Specified Amount, you must submit your written request to us at our Home Office.  Changes will become effective on the next monthly anniversary from the Policy Date after we approve the request.  We reserve the right to limit the number of changes to one each year.

To Irrevocably Transfer Cash Value Or Exchange The Policy

During the first 24 months of coverage, you have a right to irrevocably elect to transfer 100% of the policy's Cash Value to the fixed account, irrespective of our right to limit transfers to the fixed account.  After this election, you no longer will be able to participate in the Investment Experience of the Sub-Account portfolios.  Rather, the policy's Cash Value will be credited with the fixed account's interest rate.  You must make your request on our official forms to the Home Office.

After the first 24 months of coverage, you may make a request to exchange the policy for a different policy so long as we receive evidence that the Insured meets our underwriting standards of insurability. The new policy may be one of our available flexible premium adjustable life insurance policies that does not have a greater Death Benefit than this policy immediately prior to the exchange date.  For more information, see "In Summary: Fee Tables," beginning on page 5.  The exchange may have tax consequences.  For more information, see "Exchanging The Policy For Another Life Insurance Policy," beginning on page 34.  This policy will terminate when the new policy takes effect.

To Terminate Or Surrender

You have the right to terminate the policy.  Or you may surrender the policy for its Cash Surrender Value.  The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.  For more information, see "Grace Period," beginning on page 31.

Normally, we will pay the surrender proceeds within thirty days after we receive your written request in good order at our Home Office.  We reserve the right to delay payment of the cash surrender value arising from the Fixed Account for six months.

Generally, if the policy has a Cash Surrender Value in excess of the Premiums you have paid, the excess upon surrender will be included in your income for federal income tax purposes.  For more information, see "Taxes – Surrendering The Policy," beginning on page 34.  The cash surrender value will be reduced by the outstanding amount of a policy loan.  For more information, see "Policy Loans," beginning on page 30.

To Assign

You may assign any rights under the policy while the Insured is alive.  If you make an assignment, your beneficiary’s interest will be subject to the person(s) to whom you have assigned rights.  Your assignment must be in writing, and it must be recorded at our Home Office before it will become effective.  Your assignment will be subject to any outstanding policy loans.  For more information, see "Policy Loans," beginning on page 30.

Proceeds Upon Maturity

If the policy is In Force on the Maturity Date, we will pay you the maturity Proceeds.

Normally, we will pay the maturity Proceeds within seven days of the Maturity Date.  The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed account.  The maturity Proceeds will equal the policy's Cash Value minus any indebtedness.  After we pay the maturity Proceeds, the policy is terminated.

We may offer to extend the Maturity Date to coincide with the Insured's death, after which we will pay the Proceeds to your beneficiary. If you accept this offer the policy will be endorsed so that:

•	no additional Premium payments will be allowed;

•	no changes to the amount of the Specified Amount will be allowed;

•	if you elected Death Benefit Option 2, the Death Benefit will be changed to Option 1. For more information, see "Death Benefit Options," beginning on page 26;

•
the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Specified Amount plus the greater of accumulated Premiums and Cash Value if the Death Benefit is Option 3;

•	100% of the Cash Value (for policies with Death Benefit Option 1) or the accumulated Premium payments (for policies with Death Benefit Option 3) will be allocated to the policy's fixed account;
•	the Proceeds payable at the Insured’s death will be the greater of the Death Benefit or the Cash Value;

•
the Mortality and Expense charge and the Administrative charges will no longer be assessed and since the Death Benefit will be equal to the Cash Value if the Death Benefit is Option 1 or to the accumulated Premium payments if the Death Benefit is Option 3 the cost of insurance will become zero; and

•	the Maturity Date will not be extended where the policy will fail the definition of life insurance.

Reports And Illustrations

We will send you transaction confirmations.  We will also send you semi-annual and annual reports that show:

•	the specified coverage amount

•	the current Cash Value

•	Premiums paid

•	the Cash Surrender Value

•	all charges since the last report

•	outstanding policy indebtedness

You may receive information faster from us and reduce the amount of mail you receive by signing up for our eDelivery program.  We will notify you by e-mail when important documents, like statements and prospectuses, are ready for you to view, print, or download from our secure server.  If you would like to choose this option, go to www.nationwide.com/login.

We will send reports to the address you provide on the application, or to another you may specify.  At any time after the first policy year, you may ask for an illustration of future benefits and values under the policy.  We do not charge for illustrations.

Errors Or Misstatements

If an error or misstatement of age was made in completing the application, then we will adjust the Death Benefit and Cash Value accordingly.

To determine the adjusted Death Benefit, we will multiply the Net Amount at Risk at the time of the Insured’s death by the ratio of the monthly cost of insurance actually applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age in the policy month of death.  We will then add this adjusted amount that reflects the true age to the Cash Value of the policy at the Insured’s death.  The Cash Value will be adjusted to reflect the cost of insurance charges on the correct age from the Policy Date.

Incontestability

Except for intentional material misrepresentations, we will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the policy has been In Force for two years from the Policy Date.  For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit Proceeds based on such an increase after two years from the effective date of the increase.

If We Modify The Policy

Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary.  No agent may bind us by making any promise not contained in the policy.

We may modify the policy, our operations, or the separate account’s operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject.  We may modify the policy to assure that it continues to satisfy Section 7702 of the Code.  We will notify you of all modifications, and we will make appropriate endorsements to the policy.

Riders

Riders are available for you to design the policy to meet your specific needs.  You may elect one or both of them.  However, once the policy is In Force, we may require further evidence of insurability to add a Rider.  Availability varies by state.  You will incur an additional charge for the Additional (insurance) Protection Rider so long as: the policy remains in effect and the Rider's term has not expired; until we pay the Rider's benefit; or you decide to terminate the Rider in a written request to our Home Office.  For more information on the costs of the Additional (insurance) Protection Rider, see "In Summary: Fee Tables," beginning on page 5, and "Charges," beginning on page 20.

Change Of Insured Rider

You may exchange the Insured for a new Insured, subject to insurability and other conditions. We do not charge for this Rider, but we base future policy charges on the characteristics of the new Insured.  You may elect this Rider at any time.

Additional (insurance) Protection Rider

This Rider is only available to purchase when you purchase the policy.  The benefit is supplemental life insurance on the Insured.  The policy pays a benefit, in addition to the base (non-rider) Death Benefit, to the beneficiary upon the Insured’s death.

Before deciding whether to purchase the Additional (insurance) Protection Rider it is important for you to know that when you purchase this Rider, the compensation received by your registered representative and his or her firm is less than when compared to purchasing insurance coverage under the base policy.  As a result of this compensation reduction, the charges assessed for the cost of insurance under this Rider will be lower for a significant period of time.

The benefit amount varies monthly and is based on the Death Benefit option you have chosen.  For more information, see "Death Benefit Options," on page 26.

The Rider’s cost is determined by multiplying a monthly cost of insurance by the Rider’s Death Benefit amount.  For more information, see "In Summary: Fee Tables," on page 5.  You may renew coverage annually until the policy Maturity Date.

Certain terms and conditions apply to the Rider including that two years after the Rider’s effective date we will not contest the payment of the benefit for any reason other than you failing to pay enough Premium to cover the cost of insurance for the Rider.  Also, if the Insured dies of suicide within two years of the Rider taking effect, we will pay the cost of insurance we deducted for the Rider, but not the Rider’s Death Benefit.  If the age of the Insured is misstated or erroneous, we will adjust the Rider’s Death Benefit to reflect the true age.

Premium

This policy does not require a scheduled payment of Premium to keep it In Force.  The policy will remain in effect as long as the conditions that cause the policy to Lapse do not exist.

Initial Premium

The amount of the initial Premium required for us to issue this policy will depend on the initial Specified Amount of insurance you request, the Death Benefit option you select, and any Riders you select.  Generally, the higher the required initial Specified Amount, the higher the initial Premium will be.  Similarly, because Death Benefit Options Two and Three provide for a potentially greater Death Benefit than Death Benefit Option One, Death Benefit Options Two and Three may require a higher amount of Premiums.  Also, the age, health, and activities of the Insured will affect our determination of the risk of issuing the policy.  In general, the greater this risk, the higher the initial Premium will be.

Whether we will issue full insurance coverage depends on the Insured meeting all underwriting requirements, you paying the initial Premium, and our delivery of the policy while the Insured is alive.  We will not delay delivery of the policy to increase the likelihood that the Insured is not still living.  Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy.  We also retain the right to not issue the policy, after which, if we exercise this right, we will return your payment within two business days.

You may pay the initial Premium to our Home Office or to our authorized representative.  The initial Premium payment must be at least $50 per policy.  The initial Premium payment will not be applied to the policy until the underwriting process is complete.

Subsequent Premiums

You may make additional Premium payments at any time while the policy is In Force, subject to the following:

•
We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy’s Net Amount at Risk.  Whether we exercise this right depends on: the length time since the Policy Date; the standard underwriting criteria for the amount of insurance after the requested increase; the number of policies owned by the policy owner; and the degree of uniformity with respect to the requested increases across the policies owned by the policy owner.  The longer the period, the greater the difference between the underwriting class at the time of issue and at the time of the increase, and the less uniform the changes across all policies you own, the more likely we will be to exercise this right.  If we do not exercise our right to refuse a Premium payment which increases our Net Amount at Risk, we do not waive our right to refuse subsequent Premium payments which increase our Net Amount at Risk.

•
We will refund Premium payments that exceed the applicable Premium limit under Section 7702 of the Code.  As discussed in the "Taxes" section of this prospectus, additional Premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status.  We will monitor Premiums paid and other policy transactions and will notify you when the policy’s non-modified endowment contract status is in jeopardy; and

•
We may require that policy indebtedness be repaid prior to accepting any additional Premium payments.  Some, but not all, of the situations when we might exercise this right include when your policy loans exceed 90% of the cash value, when the Premium payment would result in an increase in the Net Amount at Risk, or when a Premium payment may alter the character of the policy for tax purposes.  We will tell you that we intend to apply the money you have sent us to loan repayment rather than as a Premium payment before processing the transaction.

If you decide to make a subsequent Premium payment, you must send it to our Home Office.  Each Premium payment must be at least $50 per policy.

Charges

Please read and consider the following, which we intend to be an amplification (but it may also be duplicative), in conjunction with the fee tables, and the accompanying footnotes, appearing earlier in the prospectus.  See "In Summary: Fee Tables," beginning on page 5.  Also, see the policy, including the Policy Data Page, and the Riders, for more information.

We will make deductions under the policy to compensate us for: the services and benefits we provide; the costs and expenses we incur; and the risks we assume.  Every time you make a Premium payment, we will charge against that Premium payment a premium load, which is composed of the sales load and premium taxes.  If the actual tax liability is more or less, we will not adjust the charge retroactively.  We will deduct all other charges from the policy’s cash value (rather than a Premium payment), except for mortality and expense risk.  We will only deduct the mortality and expense risk charge from the Cash Value of the Sub-Account portfolios, and we will only deduct the loan amount interest charge from the Cash Value of the loan account.

There are also charges associated with the Sub-Account portfolios.  While you will not pay them directly, they will affect the value of the assets in the Sub-Account portfolios.  On a daily basis, the manager of each mutual fund that comprises the policy’s available variable investment options deducts operating charges from that mutual fund’s assets before calculating the NAV.  (We use NAV to calculate the value of your corresponding Sub-Account portfolio allocation in Units.)  More detail about these charges is contained in the prospectus for the mutual fund.

Premium Load (Charge)

This charge partially recoups sales expenses and premium taxes.  After this charge is deducted, the remaining premium is invested in the investment options you elect.

The Premium load is calculated based on the policy’s target premium, which is determined in accordance with SEC rules and regulations.  Target premium is 100% of the maximum annual premium allowed under the Code assuming that: (i) the policy is not a modified endowment contract; (ii) the policy's death benefit is equal to the base policy Specified Amount; (iii) you are paying seven level, annual premiums; (iv) there are no premiums resulting from an exchange under Section 1035 of the Code; and (v) there are no adjustments or substandard underwriting ratings.  Your policy data page indicates your specific target Premium.  The Premium load calculation applicable to your policy depends on the date that you applied for or purchased the policy, and the total Premium paid to the policy in the first policy year (the “First Year Premium”).

Premium Load Applicable To Policies With Applications Signed

On Or After January 3, 2006
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
8.5% of Premium payments up to and including target Premium PLUS 5% of Premium payments in excess of target Premium	1	7% of Premium payments up to and including target Premium PLUS 4% of Premium payments in excess of target Premium
	2	6% of Premium payments up to and including target Premium PLUS 3% of Premium payments in excess of target Premium
	3	5% of Premium payments up to and including target Premium PLUS 2% of Premium payments in excess of target Premium
	4	4% of Premium payments up to and including target Premium PLUS 2% of Premium payments in excess of target Premium
	5	3% of Premium payments up to and including target Premium PLUS 2% of Premium payments in excess of target Premium
	6	2% of Premium payments
7
5.5% of Premium payments up to and including target Premium PLUS 3.5% of Premium payments in excess of target Premium	8
9
10
3.5% of Premium payments	11 +

Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
9% of Premium payments up to and including target Premium PLUS 7% of Premium payments in excess of target Premium	1
9% of Premium payments for the base (non-rider) portion of the Specified Amount up to and including target Premium
PLUS
6.5% of Premium payments for the base (non-rider) portion of the Specified Amount in excess of target Premium
PLUS
[3.29% - (A x B)] of Premium payments for the Rider portion of the Specified Amount, where
A = 1.29% of the Premium payments allocable to the Rider portion of the Specified Amount; and
B = the ratio of the Rider portion of the Specified Amount to the total Specified Amount

	2
	3
	4
	5
	6	3.5% of Premium payments
	7
5.5% of Premium payments	8
	9
	10
3.5% of Premium payments	11 +	2% of Premium payments

Premium Load Applicable To Policies Issued Prior To September 9, 2002
Policy Year	Premium Load for All Policies
1
9% of Premium payments for the base (non-rider) portion of the Specified Amount up to and including target Premium
PLUS
6.5% of Premium payments for the base (non-rider) portion of the Specified Amount in excess of target Premium
PLUS
6.5% of Premium payments for the Rider portion of the Specified Amount

2
3
4
5
6
7
8+	3.5% of Premium payments

Partial Surrender Fee

You may request a partial surrender after the first year from the Policy Date, and we may charge a partial surrender fee of the lesser of $25 or 2% of the surrendered amount to compensate us for the administrative costs in calculating and generating the surrender amount.  Currently we do not assess this charge.

Cost Of Insurance

We will determine this charge by multiplying the current (non-rider) monthly cost of insurance rate by the Net Amount at Risk for the base portion of the Specified Amount.  This charge compensates us for providing insurance protection under the policy.

We base the cost of insurance rates on our expectancies of future mortality and expense.  The current cost of insurance rate will vary by demographic factors such as: age; tobacco use; duration since issue; Specified Amount; underwriting class; and any substandard ratings.  The current cost of insurance charges are based on future expectations for factors such as: mortality; investment earnings; persistency; expenses; and taxes.  Any changes in these expectations may result in increased cost of insurance charges for your policy. If so, your policy's Cash Value will be adversely affected in future years.

We may underwrite your policy on a non-medical basis that may result in a higher cost of insurance charge.  Non-medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy.  The higher cost of insurance charge would compensate us for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting.

We may use a separate cost of insurance rate for the initial Specified Amount and any increase.  Periodically, we will reevaluate the current base (non-rider) cost of insurance rates based on our expectations about future experience.  Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.

Mortality And Expense Risk

The charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it.  The mortality risk is that the Insured does not live as long as expected.  The expense risk is that the costs of issuing and administering the policy are more than expected.  This charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis.  The current charge, which applies to policies with applications signed on or after January 3, 2006, declines over time, as follows:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

A separate mortality and expense risk charge schedule applies to policies with applications signed before January 3, 2006, as follows:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

Policy Loan Interest

We charge interest on the amount of an outstanding policy loan, at a rate no greater than 3.75% per annum, which will accrue daily and become due and payable at the end of each year from the Policy Date or at the time you take an additional loan.  If left unpaid, we will add it to the policy's outstanding indebtedness.

As collateral or security for repayment, we will transfer an equal amount of Cash Value to the policy loan account on which interest will accrue and be credited daily. The minimum guaranteed interest crediting rate is stated on the Policy Data Page.

Administrative

The maximum guaranteed administrative charge is $10, but we currently are charging $5.  This charge reimburses us for the costs of maintaining the policy, including for accounting and record keeping.

Additional (insurance) Protection Rider

This charge compensates us for providing supplemental life insurance on the Insured.  We will determine this charge by multiplying the Rider’s current cost of insurance rate by the Net Amount at Risk for the Rider portion of the Specified Amount.

We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality.  The additional protection cost of insurance rate will vary by: the Insured's age; tobacco use; duration since issue; underwriting class; any substandard ratings; and the Specified Amount of the Rider.  Periodically, we will reevaluate the Rider’s current cost of insurance rates based on our expectations about future experience.  Any changes in the current cost of insurance rates will be uniformly applied to Insureds of the same underwriting rate class.  Any changes in these expectations may result in increased cost of insurance charges for the Rider.

A Note On Charges

We make many assumptions and account for many economic and financial factors in establishing fees and charges.  As we noted at the beginning of this section, the deductions we make under the policy are designed to compensate us for the services and benefits we provide, the distribution and operational expenses we incur, and the risks we assume.  Our initial expenses in distributing and establishing the contract exceed the deductions we make during the early stages of policy ownership.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long term financial product.  Accordingly, we have designed the policy with features and underlying investment options that we believe support and encourage long-term ownership.  The "In Summary: Fee Tables," section sets out the costs you incur when you purchase this policy.  The following two paragraphs describe how we use some of those charges to distribute the policy and how some of the underlying investment options pay us for services we provide to them.  Neither of these transactions alters the charges you pay for the policy.  Rather, these two sections provide you with information about how we set those charges.  You should consider how these transactions may affect any advice you may receive with respect to the policy.

Distribution, Promotional and Sales Expenses

Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances.  We refer to these expenses collectively as "total compensation." We pay commission of up to 29.5% of first year Premiums and up to 11.5% for renewal Premiums after the first year. We have the ability to customize the total compensation package of our broker-dealer firms.  We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximums discussed above.  Commission may be paid as an asset-based amount instead of a Premium based amount.  If an asset-based commission is paid, it will not exceed 0.25 % of the non-loaned cash value per year.

The payment of such total compensation to the brokerage firms is contingent on the long-term persistency of each Policy and all Policies sold on our behalf by such firms in the aggregate.  The actual amount of total compensation we pay depends on factors such as the aggregate amount of Premiums we receive from all Policies sold on our behalf by the respective brokerage firms, the revenues we receive from the investment options included within the Policies, and the scope of services brokerage firms provide.  Individual registered representatives typically receive a portion of the total compensation we pay, depending on their arrangement with their brokerage firm.

If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative or Nationwide’s Corporate Insurance Unit.

Information on Underlying Mutual Fund Payments

Our Relationship with the Underlying Mutual Funds.  The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The separate account (not the policy owners) is the underlying mutual fund shareholder.  When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the policy.

Types of Payments We Receive.  In light of the above, the underlying mutual funds or their affiliates make certain payments to us or our affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the underlying mutual funds, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, we would have imposed higher charges under the policy.

Amount of Payments We Receive.  For the year ended December 31, 2007, the underlying mutual fund payments we and our affiliates received from the underlying mutual funds did not exceed .55% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, we and our affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds.   We may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the policy in relation to its features and benefits when making your decision to invest.  Please note that higher policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

The Death Benefit

Calculation Of The Death Benefit Proceeds

We will calculate the Death Benefit and pay it to the beneficiary when we receive at our Home Office proof that the Insured has died, as well as other customary information.  The Death Benefit may be subject to an adjustment if death occurs within the contestability period or at any time if there has been a material misstatement.

While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which option you have chosen and the tax test (as described in the following "Minimum Required Death Benefit" section) you have elected.  Also, the Death Benefit may vary with the Cash Value of the policy, which depends on investment performance.  You may choose one of three Death Benefit options.  Not all Death Benefit options are available in all states.  If you do not elect a Death Benefit, the policy’s Death Benefit will be Option One.

For policies issued after the later of May 1, 2002 or the date we are authorized to issue policies with a maximum Death Benefit within your state, we reserve the right to limit the amount of insurance under any policy to the maximum Death Benefit.  Currently, the maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Specified Amount on the policy issue date and (ii) $8,000,000.  We may increase the maximum Death Benefit at our sole discretion.

We will calculate the Death Benefit on the monthly anniversary and upon the death of the Insured.  If the calculation exceeds the maximum Death Benefit, we reserve the right to pay to you a pre-death distribution to reduce the Cash Value so that the Death Benefit will not exceed the sum of the Cash Value and the lesser of (i) 180% of the Specified Amount on the policy issue date and (ii) $7,200,000.  If Death Benefit Option 3 is applicable and the accumulated Premium account is greater than the Cash Value, we reserve the right to reduce the amount previously credited to the accumulated Premium account to an amount equal to 90% of the Cash Value immediately before the distribution.  For example, if at the time of the pre-death distribution, your Cash Value is $100 and your accumulated Premium account is $102, we would reduce your accumulated Premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated Premium account will not become less than zero because of a pre-death distribution.

The maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords you. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Internal Revenue Code.  In some instances, you and we may address this situation by increasing the Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the tax code definition.  If, however, an increase in the Specified Amount would cause the Death Benefit to exceed the maximum Death Benefit, then this method of achieving compliance with the tax code definition of life insurance may not be available.

We will notify you that a pre-death distribution and/or a reduction in the accumulated Premium account has been generated.  We will send this notice no later than thirty days after we become aware that the maximum Death Benefit has been exceeded.  Taxes arising from the pre-death distribution, if any, are your responsibility.  We urge you to confer with your tax adviser regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.

Death Benefit Options

There are the three Death Benefit options under the policy.  You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One.

Option One

The Death Benefit will be the greater of the Specified Amount or the minimum required Death Benefit.

Option Two

The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death (which will vary with the investment performance), or the minimum required Death Benefit.

Option Three

The Death Benefit will be the greater of the sum of the Specified Amount on the date of death and the accumulated Premium account (which consists of all Premium payments accumulated to the date of the death less partial surrenders accumulated to the date of death) or the minimum required Death Benefit.

The Proceeds payable upon the death of the Insured are equal to Death Benefit reduced by policy indebtedness and unpaid charges and increased by any insurance provided by Riders.  Also, for policies to which an "other amount paid at surrender" is available as of the time the Proceeds become payable may receive an additional payment.  For more information, see "Other Amounts Paid At Surrender," beginning on page 27.  This additional payment will be based on the other amount paid at surrender at the time the Proceeds become payable.

The Minimum Required Death Benefit

Each death benefit option has a minimum required Death Benefit.  The minimum required Death Benefit is the lowest Death Benefit that will satisfy Section 7702 of the Code.

The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle.

At the time we issue the policy, you irrevocably elect one of the following tests to pursuant to Section 7702 of the Code:

•	the cash value accumulation test; or

•	the guideline Premium/cash value corridor test.

The cash value accumulation test determines the minimum required Death Benefit by multiplying the account value by a percentage set out in the federal tax regulations to the Code. The percentages depend upon the Insured's age, sex and underwriting classification.

Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient death benefit in relation to the account value at all times.

The guideline Premium/Cash Value corridor test determines the minimum required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value.  These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

Regardless of which test you elect, we will monitor compliance to assure that the policy meets the statutory definition of life insurance for federal tax purposes.  As a result, the death Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes.

If you do not elect a test, we will assume that you intended to elect the cash value accumulation test.

Changes In The Death Benefit Option

After the first policy year, you may elect to change the Death Benefit option under the policy from either Option One to Option Two, or from Option Two to Option One.  You may not change from or to Option Three.  We will permit only one change of Death Benefit option per policy year.  The effective date of a change will be the monthly anniversary date following the date we approve the change.

For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.

Upon a change from Option 1 to Option 2, we will reduce the Specified Amount so that the difference between the Death Benefit and the Cash Value (i.e., the Net Amount at Risk) remains constant before and after the Death Benefit option change.  The policy’s charges going forward will be based on a new Specified Amount that will change the calculation of cost of insurance charges.  Depending on changes in factors such as the Cash Value, these charges may increase or decrease after the reduction.

Where the policy owner has selected the guideline Premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum Premium limitations under Section 7702 of the Code.

Suicide

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any indebtedness, and less any partial surrenders.  If the Insured dies by suicide, while sane or insane, within two years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with the initial Specified Amount, plus the cost of insurance charges associated with the increase in Specified Amount.

Surrenders

Full Surrender

You may surrender the policy for the cash surrender value at any time while the Insured is alive.  We calculate the cash surrender value based on the policy's cash value.  For more information, see "Cash Value," beginning on page 13.  To derive the cash surrender value, we will deduct from the cash value, any due and payable periodic charges and Indebtedness.  The effective date of a surrender will coincide with the date on which we receive the policy and your written request at our Home Office.  We reserve the right to postpone payment of that portion of the cash surrender value attributable to the fixed account for up to six months.

Other Amounts Paid At Surrender

For a policy purchased by a corporation or another entity, an amount may be paid by us in addition to the policy’s Cash Surrender Value if, during a limited, specified time period, the policy is completely surrendered and the surrender Proceeds are paid directly to the policy owner as of the date of issue.  We will inform you of the availability of this arrangement at the time you apply for the policy.  This payment will not be made from the policy, but is a separate obligation of Nationwide.  This additional payment does not apply to a partial surrender, to a policy loan, or to a complete surrender for which you instruct us to pay the Proceeds to a party other than the policy owner as of the date of issue. An additional surrender payment may also be available to an individually owned policy if the Premiums are paid by a corporate sponsor to whom the individual has assigned rights under the policy.

The amount, duration, and availability of additional surrender payments may vary based on a number of factors, including:

•	the number of Insureds;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the policies are being purchased;

•	the expected persistency of the policies; and

•	any other circumstances which are rationally related to an expected reduction in acquisition or administrative costs.

We will pay surrender payments that are in addition to the policy’s Cash Surrender Value from our general account.  We urge you to consult with your tax adviser about the tax treatment of additional surrender payments.  The criteria for additional surrender payments may change from time to time.  Additional surrender payments will be determined in a manner that is not unfairly discriminatory to policy owners.

Partial Surrender

After the policy has been In Force for one year, you may request a partial surrender by sending a written request to the address on the first page of this prospectus.  We reserve the right to limit partial surrenders to one per year.

We permit partial surrenders if the partial surrender satisfies the following requirements:

•	the minimum partial surrender is $500;

•	a partial surrender may not cause the total Specified Amount to be reduced below the minimum Specified Amount shown on the Policy Data Page;

•	the maximum amount of a partial surrender is the Cash Surrender Value less the greater of $500 or three monthly deductions; and

•	after the partial surrender, the policy continues to satisfy Section 7702 of the Code.

Reduction Of Specified Amount On A Partial Surrender

When a partial surrender is made, we reduce the Cash Value by the amount of the partial surrender.  If the policy assets are held in more than one Sub-Account, we effect the partial surrender proportionately from the assets in each Sub-Account at the time of the partial surrender. We will distribute amounts from the fixed account only when there are insufficient amounts in the Sub-Accounts.

When you take a partial surrender, ordinarily we will reduce the Specified Amount so that the Net Amount at Risk does not increase.  Because your Net Amount at Risk is the same before and after the reduction, a partial surrender by itself does not alter the policy’s cost of insurance.  The policy’s charges going forward, however, will be based on a new Specified Amount that will change the calculation of those charges.  Depending on changes in factors such as the fluctuation in the policy’s Cash Value, these charges may increase or decrease after the reduction in Specified Amount.

However, we will not decrease the Specified Amount by more than the partial surrender amount reduced by any preferred partial surrenders.  A preferred partial surrender is a partial surrender that:

•	occurs before the 15th policy anniversary; and

•	when added to any prior preferred policy surrenders in that same policy year, it does not exceed 10% of the Cash Surrender Value as of the beginning of the policy year.

Any reduction we make to the Specified Amount will be made in the following order:

•	against the most recent increase in the Specified Amount;

•	against the next most recent increases in the Specified Amount in succession; and

•	against the Specified Amount under the original application.

While we reserve the right to deduct a partial surrender fee, we currently deduct none.  Certain partial surrenders may result in currently taxable income and tax penalties.  Also, partial surrenders could cause your policy to become a "modified endowment contract" under the Code, which would change the income tax treatment of any distributions from the policy.  For more information, see "Periodic Withdrawals, Non-Periodic Withdrawals And Loans," beginning on page 33.

The Payout Options

You have a number of options of receiving Proceeds, besides in a lump sum, which you may elect upon application.  We will pay the Proceeds from our general account.    If you do not make an election, when the Insured dies, the beneficiary may do so.  If the beneficiary does not make an election, we will pay the Proceeds in a lump sum. Normally, we will make the lump sum payment within seven days (30 days if the Proceeds are paid because of the Insured’s death) after we receive your written request at our Home Office.  We reserve the right to delay for six months from the date of your request the payment of any surrender Proceeds allocated to the fixed account.  Also, we will postpone any payment of Proceeds on the days we are unable to price Sub-Account Units.  For more information, see "Valuation of Accumulation Units," beginning on page 12.  To elect more than one payout option, you must apportion at least $2,000 per option, which would amount to a payment, at specified intervals, of at least $20.  At any time before Proceeds become payable, you may request to change your payout option in writing to our Home Office.  Changing the beneficiary of the policy will revoke the settlement options in effect at that time.  Proceeds are neither assignable nor subject to claims of creditors or legal process.

Please note that for the remainder of The Payout Options section only, "you" means the person we are obligated to pay.

Interest Income

You keep the Proceeds with us to earn interest at a specified rate.  The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Income For A Fixed Period

You keep the Proceeds with us, but are paid at specified intervals over a number of years (no more than 30).  Each payment consists of a portion of the Proceeds plus interest at a guaranteed rate.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us to our Home Office.  We will pay interest at an annually determined rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.   Upon your death, we will pay any outstanding balance to your estate.

Life Income With Payments Guaranteed

We pay you the Proceeds at specified intervals for a guaranteed period (10, 15 or 20 years), and then, for the rest of your life.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and if you live longer than the guaranteed period, payments will cease upon your death.  During the guaranteed period, we will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate.  If you die after the guaranteed period has elapsed, we will make no payments to your estate.

Fixed Income For Varying Periods

You keep the Proceeds with us, but are paid a fixed amount at specified intervals.  The total amount payable each year may not be less than 5% of the original Proceeds.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  You may withdraw any outstanding balance by making a written request of us at our Home Office.  We will pay interest on the outstanding balance at a rate of at least 2.5% per year.  We will determine annually if we will pay any interest in excess of 2.5%.  Upon your death, we will pay any outstanding balance to your estate.

Joint And Survivor Life

We pay you the Proceeds in equal payments at specified intervals for the life of the payee who lives longer.  The Proceeds can be paid at the beginning of twelve-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and, payments will cease upon the death of the payee who lives longer.  We will make no payments to the last surviving payee's estate.

Alternate Life Income

We use the Proceeds to purchase an annuity with the payee as annuitant.  The amount payable will be 102% of our current individual immediate annuity purchase rate on the date you choose this settlement option.  The Proceeds can be paid at the end of twelve-, six-, three- or one-month intervals.  As the payments are based on your lifetime, you cannot withdraw any amount you designate to this option after payments begin and payments will cease upon your death.

Policy Owner Services

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program at the time of application or at a later date by submitting an election form.  An election to participate in the program that is submitted after application will be effective on the date provided on the election form or, if the date provided has passed upon our receipt of your submitted election form participation will be effective at the beginning of the next policy month.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations.  The strategy spreads the allocation of your Premium among the Sub-Account portfolios and the fixed investment option over a period of time to allow you to potentially reduce the risk of investing most of your Premium into the Sub-Accounts at a time when prices are high.

There is no additional charge for dollar cost averaging and it does not count as a transfer event.  A dollar cost averaging program may not be available in all states.  We do not assure the success of these strategies; success depends on market trends.  We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Units when their value is low, as well as when it is high.  We may modify, suspend or discontinue these programs at any time.  We will notify you in writing 30 days before we do this.

On a monthly basis (or another frequency we may permit), a specified dollar amount of your Premium is systematically and automatically transferred from the fixed account to a Sub-Account portfolio.  With dollar cost averaging, you may also have Premium transferred from the NVIT Nationwide NVIT Money Market Fund.

With dollar cost averaging, we will continue to process transfers until there is no more value left in the fixed account or the originating mutual fund(s).  You may also instruct us in writing to stop the transfers.  If you have Premium transferred from the fixed account, the amount must be no more than 1/30th of the fixed account value at the time you elect to participate in the program.  Either you elect to participate in the dollar cost averaging program upon application or by submitting an election form before the beginning of the month.
Policy Loans

After the expiration of the free-look period and while the policy is In Force, you may take an advance of money from the Cash Value otherwise only available upon surrender or maturity, or upon payment of the Death Benefit.  We call this advance a policy loan.  You may increase your risk of Lapse if you take a policy loan.  There also may be adverse tax consequences.  You should obtain competent tax advice before you decide to take a policy loan.

Loan Amount And Interest

The minimum policy loan you may take is $500.  You may take no more than the maximum loan value which equals (1) plus (2) plus (3), where:

(1)	is 90% of the Sub-Account portfolios;

(2)	is 100% of the fixed account; and

(3)	is 100% of the loan account.

We guarantee the effective annual interest rate will not exceed 3.75%.  Interest will accrue daily and is due and payable at the end of each policy year, or at the time of a new loan, a loan repayment, the Insured's death, a policy lapse, or a full surrender.  If left unpaid, it will be added to the outstanding balance of your policy loan.

For policies issued on or after September 9, 2002, we expect to charge an effective annual interest rate of 3.70% on the outstanding balance of your policy loan for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter.

For policies issued prior to September 9, 2002, we expect to charge an effective annual interest rate of 3.40% on the outstanding balance of your policy loan for the first four policy years, 3.25% for policy years 5 through 20, and 3.10% thereafter.

Collateral

As collateral or security, we will transfer to our loan account an amount equal to the amount of the policy loan.  We will only make a transfer from the fixed investment option if the loan amount exceeds 90% of the Cash Value you have allocated to Sub-Account portfolios. We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

We will credit interest to the collateral at an annual effective rate no less than the stated interest crediting rate on the Policy Data Page.

Repayment

You may repay all or part of a policy loan at any time while your policy is In Force during the Insured’s lifetime.  The minimum repayment is $50.  While your policy loan is outstanding, we will credit all payments you make as Premium payments, unless you provide written notice that they are to be applied as loan repayments.  If you do not specify any Sub-Account portfolios to allocate loan repayments, we will transfer the amount from the policy loan account to the Sub-Account portfolios and fixed investment option based on your allocations as of the date of repayment.

Net Effect Of Loans

The amount transferred to the loan account is part of our General Account and will not be affected by the investment experience of the Sub-Accounts.  The loan account is credited interest at a different rate than the fixed investment options.  For more information, see "In Summary: Fee Tables," in particular, the endnotes.  Whether repaid, a policy loan affects the policy, the loan account value, the net Cash Surrender Value and the Death Benefit.  Repaying a policy loan causes the Death Benefit and net Cash Surrender Value to increase by the repayment amount.  A policy loan will affect the policy account value even if repaid because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the separate account.

Lapse

So long as your policy’s Cash Surrender Value is enough to cover the monthly deduction of charges on each monthly anniversary date, the policy will remain In Force.  The Cash Surrender Value could be below the amount of a monthly deduction because you have not paid enough Premium into the policy or because Investment Experience has decreased the Cash Surrender Value, or both.  The policy will remain In Force during the Grace Period.

Stated another way, this policy will Lapse when the Grace Period ends before you make a required Premium payment as stated in a notice.

Grace Period

If the Cash Surrender Value on a monthly anniversary date is not sufficient to cover the current monthly deduction, then a Grace Period begins.

We will send you a notice at the start of the Grace Period to the address on the application or another address you have specified.  The notice will state the amount of Premium required to avoid lapsing the policy. The amount of Premium specified in the notice will equal the lesser of at least 3 times the current monthly deduction.  The Grace Period will end 61 days after the day the notice is mailed.  If we do not receive sufficient Premium by the end of the Grace Period, the policy including all Riders you have selected will Lapse without value.  The Grace Period will not alter the operation of the policy or the payment of Proceeds.

Reinstatement

If the Grace Period ends and you have neither paid the required Premium nor surrendered the policy for its Cash Surrender Value, you may reinstate the policy by:

•	submitting a written request at any time within three years after the end of the Grace Period and prior to the Maturity Date;

•	providing evidence of insurability satisfactory to us;

•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period;

•	paying sufficient Premium to keep the policy In Force for three months from the date of reinstatement; and

•	paying or reinstating any indebtedness against the policy which existed at the end of the Grace Period.

The effective date of a reinstated policy will be the monthly anniversary date on or next following the date we approve the application for reinstatement.  If the policy is reinstated, the Cash Value on the date of reinstatement, will be set to the Cash Value at the end of the Grace Period.

We will then add any Premiums or loan repayments that you made to reinstate the policy.

The allocations to Sub-Account portfolios in effect at the start of the Grace Period will be reinstated, unless you instruct otherwise.

Taxes

The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances.   Seek competent tax advice regarding the tax treatment of the policy given your situation.  The following discussion provides an overview of the Code’s provisions relating to certain common life insurance policy transactions.  It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

Types of Taxes of Which To Be Aware

Federal Income Tax.  Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded.  Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable.  These expenditures are called deductions.  While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

Federal Transfer Tax.  In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person’s death (the federal estate tax).

The federal gift tax is imposed on the value of the property (including cash) transferred by gift.  Each donor is allowed to exclude an amount (in 2008, up to $12,000 per recipient) from the value of present interest gifts.  In addition, each donor is allowed a credit against the tax on the first million dollars in lifetime gifts (calculated after taking into account the $12,000 exclusion amount).  An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.  Unlike the estate tax, the gift tax is not scheduled to be repealed.

In general, in 2008, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability.  The $2 million amount increases to $3.5 million in 2009.  The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010.  If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million.

An unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT").  The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.  The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2008, 45%), and there is a provision for an aggregate $1 million exemption.  The GSTT tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

State and Local Taxes.  State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary.  While these taxes may or may not be substantial in your case, state by state differences of these taxes preclude a useful description of them in this prospectus.

Buying the Policy

Federal Income Tax.  Generally, the Code treats life insurance Premiums as a personal expense.  This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

Federal Transfer Tax.  Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when Premium payments are paid by someone other than  the policy owner).  Gifts are not generally included in the recipient’s taxable income.  If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

Investment Gain in the Policy

The income tax treatment of changes in the policy’s Cash Value depends on whether the policy is "life insurance" under the Code.  If the policy meets the definition of life insurance, then the increase in the policy’s Cash Value is not included in your taxable income for federal income tax purposes unless it is distributed to you before the death of the Insured.

To avoid adverse tax consequences, the policy must meet certain tests set out in Section 7702 of the Code.  We will monitor the Policy’s compliance with Code Section 7702, and take whatever steps are necessary to stay in compliance.

Diversification.  In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified.  Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS.  If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.

We will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the underlying investment options to remain in compliance.  Thus, the policy should receive federal income tax treatment as life insurance.

Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of funds alone would not cause the policy to not qualify for the desired tax treatment.  The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment.  The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer satisfy Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

Periodic Withdrawals, Non-Periodic Withdrawals and Loans

The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy.  It also applies to Premiums we accept but then return to meet the Code's definition of life insurance, and amounts used to pay the Premium on any rider to the policy.

The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.

The policies offered by this prospectus may or may not be issued as modified endowment contracts.  If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional Premiums.  If the policy is not issued as a modified endowment contract, we will monitor it and advise you if  the payment of a Premium, or other transaction, may cause the policy to become a modified endowment contract.

When the Policy is Life Insurance that is a Modified Endowment Contract.  Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums.  Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.

The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts.  Under these special rules, such transactions are taxable to the extent that at the time of the transaction the Cash Value of the policy exceeds the investment in the policy (generally, the Premiums paid for the policy).  In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59½ or disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

When the Policy is Life Insurance that is NOT a Modified Endowment Contract.  If the policy is not issued as a modified endowment contract, we will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract.

Distributions from life insurance policies that are not modified endowment contracts generally are treated as being from the investment in the policy (generally, the Premiums paid for the policy), and then from the income in the policy.  Because Premium payments are generally nondeductible, distributions not in excess of investment in the policy are generally not includible in income; instead, they reduce the owner’s investment in the policy.

However, if a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued that causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code.  You should carefully consider this potential tax ramification and seek further information before requesting any changes in the terms of the policy.

In addition, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner’s lifetime.  Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

Surrendering the Policy

A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences.  If the amount you receive plus total policy Indebtedness exceeds the investment in the policy (generally, the Premiums paid into the policy), then the excess generally will be treated as taxable ordinary income, regardless of whether or not the policy is a modified endowment contract.  In certain circumstances, for example when the policy Indebtedness is very large, the amount of tax could exceed the amount distributed to you at surrender.

Withholding

Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding.  Generally, the recipient may elect not to have the withholding taken from the distribution.  We will withhold income tax unless you advise us, in writing, of your request not to withhold.  If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

A distribution of income from a life insurance policy may be subject to mandatory back-up withholding.  Mandatory backup withholding means that we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once.  Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums; or
•	some or all of the amount by which the current value exceeds the employer’s interest in the policy; or
•	interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

Exchanging the Policy for Another Life Insurance Policy

Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy.  If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035.  To meet Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date or otherwise delay a distribution that would extend the time that tax would be payable.  Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old policy or contract.

If the policy or contract is subject to a policy Indebtedness that is discharged as part of the exchange transaction, the discharge of the Indebtedness may be taxable.  Owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.

Taxation of Death Benefits

Federal Income Tax.  The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code.  However, if the policy had been transferred to a new policy owner for valuable consideration, a portion of the Death Benefit may be includable in the beneficiary’s gross income when it is paid.

The payout option selected by your beneficiary may affect how the payments received by the beneficiary are taxed.  Under the various payout options, the amount payable to the beneficiary may include earnings on the Death Benefit, which will be taxable as ordinary income.  For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the Death Benefit.  Your beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.

Special federal income tax considerations for life insurance policies owned by employers.  In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance policies owned by the employer of the Insured.  These provisions are generally effective for life insurance policies issued after August 17, 2006,  If a life insurance policy was issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of section 101(j).  Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these new provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of Premiums and other payments paid by the policyholder for the policy.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of Premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of Premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance by the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be Insured at the time that the policy is issued; (b) the employee provides written consent to being insured under the policy and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the policy is issued, and the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (1)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned policy to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Federal Transfer Taxes.  When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death.  An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT.  Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT tax payment.

If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

Terminal Illness

Certain distributions made under a policy on the life of a “terminally ill individual” or a “chronically ill individual,” as those terms are defined in the Code, are treated as death proceeds.  See, “Taxation of Death Benefits,” above.

Special Considerations for Corporations

Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies.  In addition, the Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes.  In addition, although increases to the Cash Surrender Value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations.  These cases involved relatively large loans against the policy’s Cash Value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company.  Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid.  Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted.

Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation’s intended use of the policy.

See, also, Taxation of Death Benefits, Special federal income tax considerations for life insurance policies owned by employers, above; and Business Uses of the Policy, below.

Taxes and the Value of Your Policy

For federal income tax purposes, a separate account is not a separate entity from the company.  Thus, the tax status of the separate account is not distinct from our status as a life insurance company.  Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units.  As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units.  Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes.  If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states.  At present, these taxes are not significant.  If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

Business Uses of the Policy.

The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.

Non-Resident Aliens and Other Persons Who are not Citizens of the United States

Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy.  In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy.

In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.

If you are a non-resident alien, or a resident alien, or if any of your beneficiaries (including your spouse) are not citizens of the United States, you should confer with a competent tax professional with respect to the tax treatment of this policy.

If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States.  The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy.

Tax Changes

The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised.  The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies.  It is reasonable to believe that such proposals, and future proposals, may be enacted into law.  The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be differ from its current positions on these matters.  In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law.  EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date.  Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies.  It is not intended to be legal or tax advice.  You should consult your independent legal, tax and/or financial advisor.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively.  There is no way of predicting if, when, or to what extent any such change may take place.  We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under Ohio law.  We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215.  We provide long-term savings products by issuing life insurance, annuities and other retirement products.

Nationwide VL Separate Account–D

Organization, Registration And Operation

Nationwide VL Separate Account-D is a separate account established under Ohio law.  We own the assets in this account, and we are obligated to pay all benefits under the policies.  We may use the account to support other variable life insurance policies we issue.  It is registered with the SEC as a Unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times.  This registration, however, does not involve the SEC’s supervision of this account’s management or investment practice or policies.

It is divided into Sub-Accounts that may invest in shares of the available Sub-Account portfolios.  We buy and sell the Sub-Account portfolio shares at Net Asset Value.  Any dividends and distributions from a Sub-Account portfolio are reinvested at Net Asset Value in shares of that Sub-Account portfolio.

Income, gains, and losses, whether or not realized, from the assets in the account will be credited to, or charged against, the account without regard to our other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account’s own Investment Experience and not the Investment Experience of our other assets.  Its assets are held separately from our other assets and are not part of our general account.  We may not use the separate account’s assets to pay any of our liabilities other than those arising from the policies.  We hold assets in the separate account equal to its liabilities.  If the separate account’s assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account.  The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

If investment in the mutual funds or a particular portfolio is no longer possible, in our judgment becomes inappropriate for  the purposes of the policy, or for any other reason at our sole discretion, we may substitute another mutual fund or portfolio without your consent.  The substituted mutual fund or portfolio may have different fees and expenses.  Substitution may be made with respect to existing investments or the investments of future Premium, or both.  We will comply with federal securities laws to effect a substitution.  Furthermore, we may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time at our sole discretion.  The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

In addition, we reserve the right to make other structural and operational changes affecting this separate account.

We do not guarantee any money you place in this separate account.  The value of each Sub-Account will increase or decrease, depending on the investment performance of the corresponding portfolio.  You could lose some or all of your money.

Addition, Deletion, Or Substitution Of Mutual Funds

Where permitted by applicable law, we reserve the right to:

•	remove, combine, or add Sub-Accounts and make new Sub-Accounts available to you;

•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

•	substitute or close Sub-Accounts to allocations;

•	transfer assets supporting the policies from one Sub-Account to another or from the separate account to another separate account;

•	combine the separate account with other separate accounts, and/or create new separate accounts;

•	deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by the law; and

•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

We will notify you if we make any of the changes above.  Also, to the extent required by law, we will obtain the required orders, approvals and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC).Substitution of Securities. We may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)            shares of a current underlying mutual fund are no longer available for investment; or
(2)            further investment in an underlying mutual fund is inappropriate.

No substitution of shares may take place without the prior approval of the SEC. All affected policy owners will be notified in the event there is a substitution, elimination or combination of shares.

In February 2008, we filed an application with the SEC for an order permitting us to substitute assets allocated to certain underlying mutual funds into other underlying mutual funds available under the policy that have similar investment objectives and strategies.  If and when we receive SEC approval for these substitutions, affected policy owners will be notified in advance of the specific details relating to the substitutions and will be given an opportunity to make alternate investment allocations.

Deregistration of the Separate Account. We may deregister Nationwide VL Separate Account-D under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All policy owners will be notified in the event we deregister VL Separate Account-D.

Voting Rights

Unless there is a change in existing law, on all matters submitted to shareholders we will vote our portfolio shares attributable to your allocations in a Sub-Account only as you instruct.

Before a vote of a portfolio’s shareholders occurs, you will have the right to instruct us based on the number of portfolio shares that corresponds to the amount of policy account value you have in the portfolio (as of a date set by the portfolio).  We will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

The number of shares which a policy owner may vote is determined by dividing the Cash Value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. We will designate a date for this determination not more than 90 days before the shareholder meeting.

Legal Proceedings

Nationwide Life and Annuity Insurance Company

Nationwide and its parent company, Nationwide Life Insurance Company (NLIC) are parties to litigation and arbitration proceedings in the ordinary course of business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide.  Nationwide has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, funding agreements issued to back medium-term note (MTN) programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program.  Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters.  There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

The following cases relate specifically to NLIC (Nationwide’s parent)

On November 20, 2007, NLIC was named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v NLIC, NRS, Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  The plaintiffs purport to represent a class of all participants in the Alabama State Employees Association (ASEA) plan, excluding members of the Board of Control during the Class Period and excluding ASEA’s directors, officers and board members during the class period.  The class period is the date from which NLIC first made a payment to ASEA or PEBCO arising out of the funding agreement dated March 24, 2004 to the date class notice is provided.  The plaintiffs allege that the defendants breached their fiduciary duties, converted plan participants’ properties, and breached their contract when payments were made and the plan was administered under the funding agreement.  The complaint seeks a declaratory judgment, an injunction, disgorgement of amounts paid, compensatory and punitive damages, interest, attorneys’ fees and costs, and such other equitable and legal relief to which the plaintiffs and class members may be entitled.  On January 9, 2008, NLIC filed a Notice of Removal to the United States District Court Northern District of Alabama, Southern Division.  On January 16, 2008, NLIC filed a motion to dismiss.  On January 24, 2008, the plaintiffs filed a motion to remand.  The motions have been fully briefed.  NLIC intends to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On October 12, 2007, NLIC filed a motion to dismiss.  The motion has been fully briefed.  NLIC intends to defend this lawsuit vigorously.

On November 15, 2006, NLIC was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc.  The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period.  The class period is from January 1, 1996 until the class notice is provided.  The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds.  The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest.  On January 25, 2007, NLIC filed a motion to dismiss.  On September 17, 2007, the Court granted the motion to dismiss.  On October 1, 2007, the plaintiff filed a motion to vacate judgment and for leave to file an amended complaint.  On October 25, 2007, NLIC filed it’s opposition to the plaintiff’s motion.  NLIC continues to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company.  The plaintiff claims that the total of modal payments that policyholders paid per year exceeded the guaranteed maximum premium provided for in the policy. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment.  The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees.  On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims.  The court certified a class consisting of all residents of the United States and the Virgin Islands who, during the class period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the class period that provide for guaranteed maximum premiums, excluding certain specified products.  Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case.  The class period is from February 10, 1990 through February 2, 2006, the date the class was certified.  On January 26, 2007, the plaintiff filed a motion for summary judgment.  On April 30, 2007, NLIC filed a motion for summary judgment.  On February 4, 2008, the Court entered its ruling on the parties’ pending motions for summary judgment.  The Court granted NLIC’s motion for summary judgment for some of the plaintiffs’ causes of action, including breach of contract claims on all decreasing term policies, plaintiff Carr’s individual claims for fraud by omission, violation of the Ohio Deceptive Trade Practices Act and all unjust enrichment claims.  However, several claims against NLIC remain, including plaintiff Carr’s individual claim for breach of contract and the plaintiff Class’ claims for breach of contract for the term life policies in 43 of 51 jurisdictions.  The Court has requested additional briefing on NLIC’s affirmative defense that the doctrine of voluntary payment acts as a defense to the breach of contract claims.  NLIC continues to defend this lawsuit vigorously.

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company.  NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004.  On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation.  In response, on May 13, 2005, the plaintiff filed the first amended complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity.  The first amended complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts.  The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity.  The first amended complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs.  On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint.  The plaintiff appealed the District Court’s decision, and the issues have been fully briefed.  NLIC continues to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class.  On September 25, 2007, NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint was denied.  On October 12, 2007, NLIC filed it’s answer to the plaintiffs’ fifth amended complaint and amended counterclaims.  On November 1, 2007, the plaintiffs filed a motion to dismiss NLIC’s amended counterclaims.  On November 15, 2007, the plaintiffs filed a motion for class certification.  On February 8, 2008, the Court denied the plaintiffs’ motion to dismiss the amended counterclaim, with the exception that it was tentatively granting the plaintiffs’ motion to dismiss with respect to the Companies’ claim that it could recover any “disgorgement remedy” from plan sponsors.  NLIC continue to defend this lawsuit vigorously.

Nationwide Investment Services Corporation

The general distributor, NISC, is not engaged in any litigation of any material nature.

Financial Statements

The Statement of Additional Information contains financial statements for Nationwide Life and Annuity Insurance Company and of Nationwide VL Separate Account – D.  You may obtain the Statement of Additional Information FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus.  You should distinguish the financial statements of the company and subsidiaries from the financial statements of the separate account.  Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy.  You should not consider the financial statements of the company and subsidiaries as affecting the investment performance of the assets of the separate account.

Appendix A: Sub-Account Information

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  You have voting rights with respect to the Sub-Accounts.  For more information, see "Voting Rights," beginning on page 38.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Dynamics Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Capital growth.

AIM Variable Insurance Funds - AIM V.I. Global Real Estate Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	High total return through growth of capital and current income.

AIM Variable Insurance Funds - AIM V.I. High Yield Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	High level of current income.

AIM Variable Insurance Funds - AIM V.I. Mid Cap Core Equity Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Small Cap Equity Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Technology Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Capital growth.

AIM Variable Insurance Funds - AIM V.I. Utilities Fund: Series I Shares
Investment Adviser:	Invesco Aim Advisors, Inc.
Sub-adviser:	Invesco Trimark Investment Management, Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited; Invesco Asset Management (Japan) Limited; Invesco
Asset Management Deutschland, GmbH; and Invesco Australia Limited
Investment Objective:	Capital growth and current income.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Value Portfolio: Class A
Investment Adviser:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth and income.

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This sub-account is only available in policies issued before December 31, 2007
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Funds Insurance Series - Growth Fund: Class 2
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of

American Funds Insurance Series - International Fund: Class 2
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.

BlackRock Basic Value V.I. Fund: Class II
This sub-account is only available in policies issued before December 31, 2007
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that fund management believes to be undervalued.

BlackRock Global Allocation V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC; BlackRock Financial
Management, Inc.
Investment Objective:	The fund seeks to provide high total return through a fully managed investment policy utilizing U.S. and foreign equity, debt and money market instruments, the combination of which will be varied from time to time both with respect to types of securities.

BlackRock Large Cap Core V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management International Limited
Investment Objective:	The fund seeks its investment objective of long-term capital growth through investment primarily in a diversified portfolio of equity securities of large-
cap companies located in the United States.

BlackRock Large Cap Value V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks its investment objective of long-term growth of capital through investment primarily in a diversified portfolio of equity securities of large-cap companies located in the United States that the fund management believes are undervalued.

BlackRock S&P 500 Index V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks to provide investment results that, before expenses, replicate the total return of the Standard & Poor's 500 Composite Stock Price Index
(S&P 500® Index).

BlackRock Value Opportunities V.I. Fund: Class II
Investment Adviser:	BlackRock Advisors, LLC
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital growth.

Calvert Variable Series, Inc. - CVS Social Equity Portfolio
Investment Adviser:	Calvert Asset Management Company, Inc.
Sub-adviser:	Atlanta Capital Management Company, L.L.C.
Investment Objective:	Growth of capital through investment in stocks of issuers in industries believed to offer opportunities for potential capital appreciation and which meet Portfolio's investment and social criteria.

Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	The portfolio seeks capital appreciation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Mellon Capital Management
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Fayez Sarofim
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Boston Company Asset Management
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Quality Bond Portfolio: Initial Shares
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Standish Mellon
Investment Objective:	Maximum total return.

DWS Investments VIT Funds - DWS Equity 500 Index VIP: Class A
Investment Adviser:	Deutsche Investment Management Americas Inc.
Sub-adviser:	Northern Trust Investments, Inc.
Investment Objective:	Replicate Standard & Poor's 500 Composite Stock Price Index performance.

DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A
Investment Adviser:	Deutsche Investment Management Americas Inc.
Sub-adviser:	Northern Trust Investments, Inc.
Investment Objective:	To replicate as closely as possible the performance of the Russell 2000
Small Stock Index.

DWS Variable Series I - Capital Growth VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Investment Objective:	To maximize long-term capital growth.

DWS Variable Series I - Health Care VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Investment Objective:	Long-term growth of capital.

DWS Variable Series II - Balanced VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Investment Objective:	High total return, a combination of income and capital appreciation.

DWS Variable Series II - Core Fixed Income VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Sub-adviser:	Invesco Trimark Investment Management Inc.; Invesco Global Asset
Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior
Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset
Management Limited;
Investment Objective:	High current income.

DWS Variable Series II - Dreman High Return Equity VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Sub-adviser:	Dreman Value Management L.L.C.
Investment Objective:	High rate of total return.

DWS Variable Series II - Dreman Small Mid Cap Value VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Sub-adviser:	Dreman Value Management L.L.C.
Investment Objective:	Long-term capital appreciation.

DWS Variable Series II - Global Thematic VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Investment Objective:	Long-term capital growth.

DWS Variable Series II - High Income VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Investment Objective:	High level of current income.

DWS Variable Series II - Large Cap Value VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Investment Objective:	High rate of total return.

DWS Variable Series II - Small Cap Growth VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Investment Objective:	Maximum appreciation of capital.

DWS Variable Series II - Technology VIP: Class B
Investment Adviser:	Deutsche Investment Management Americas Inc.
Investment Objective:	Growth of capital.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Aggressive Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Asset Manager: Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Maximize total return.

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	Income and capital growth.

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	High total return.

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2002
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Geode Capital Management, LLC
Investment Objective:	Total return.

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This sub-account is only available in policies issued before December 31, 2007
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
This sub-account is only available in policies issued before May 1, 2006
Investment Adviser:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term capital appreciation.

Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Strategic International Equity Fund: Institutional Shares
Investment Adviser:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Long-term capital appreciation.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Balanced Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Total return while preserving capital.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Diversified Equity Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	High total return from a portfolio of selected equity securities.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Growth of capital and secondarily, current income by investing primarily in equity securities.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio Class 1
This sub-account is no longer available to receive transfers or new premium payments effective May 1, 2006
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Equity Index Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock
Price Index.

Standard & Poor's Corporation does not sponsor and is in no way affiliated with JPMorgan Insurance Trust.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Government Bond Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	High level of current income with liquidity and safety of principal.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Intrepid Growth Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Long-term capital growth.

J.P. Morgan Insurance Trust - JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1
Investment Adviser:	JPMorgan Investment Advisors Inc.
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

J.P. Morgan Series Trust II - JPMorgan Bond Portfolio
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Series Trust II - JPMorgan International Equity Portfolio
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a portfolio of equity securities of foreign companies.
Total return consists of capital growth and current income.

J.P. Morgan Series Trust II - JPMorgan Mid Cap Value Portfolio
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	Growth from capital appreciation.

J.P. Morgan Series Trust II - JPMorgan Small Company Portfolio
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a portfolio of small company stocks.

J.P. Morgan Series Trust II - JPMorgan U.S. Large Cap Core Equity Portfolio
Investment Adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a portfolio of selected equity securities.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Mid Cap Value Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Perkins, Wolf, McDonnell and Company, LCC
Investment Objective:	Capital appreciation.

Legg Mason Partners Variable Portfolios I, Inc. - Variable Investors Portfolio: Class I
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-adviser:	ClearBridge
Investment Objective:	Long-term capital growth and, secondarily, current income.

Legg Mason Partners Variable Portfolios I, Inc. - Variable Total Return Portfolio: Class I
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-adviser:	ClearBridge and Western Asset
Investment Objective:	Above average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income.

Legg Mason Partners Variable Portfolios II, Inc. - Variable Aggressive Growth Portfolio: Class I
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-adviser:	ClearBridge
Investment Objective:	Long term growth of capital.

Legg Mason Partners Variable Trust Income Trust - Variable Global High Yield Bond Portfolio: Class I
Investment Adviser:	Legg Mason Partners Fund Advisor, LLC
Sub-adviser:	Western Asset, WAML
Investment Objective:	Maximize total return, consistent with the preservation of capital.

Lincoln Variable Insurance Products Trust – Baron Growth Opportunities Fund: Service Class
Investment Adviser:	Lincoln Investment Advisors Corporation
Sub-adviser:	BAMCO, Inc.
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

MFS® Variable Insurance Trust - MFS Utilities Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Total return.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - JPMorgan NVIT Balanced Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - NVIT Global Financial Services Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Gartmore Global Partners
Investment Objective:	Long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Health Sciences Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:	Nationwide Fund Advisors
Investment Objective:	High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - NVIT Mid Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	BlackRock Investment Management, LLC
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class V
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Nationwide Asset Management, LLC
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
Company
Investment Objective:	Capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.: American Century Investment
Management Inc.; Gartmore Global Partners; Morgan Stanley Investment
Management; Neuberger Berman Management, Inc.; Putnam Investment
Management, LLC; Waddell & Reed Investment Management Company
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Technology and Communications Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Aberdeen Asset Management, Inc.
Investment Objective:	Long-term growth of capital.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Nationwide Fund Advisors
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Guardian Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth and, secondarily, current income.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Sub-adviser:	Neuberger Berman, LLC
Investment Objective:	Capital growth.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer MidCap Fund/VA: Non-Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in "growth type" companies.

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:	Pacific Investment Management Company LLC
Investment Objective:	Maximum total return consistent with preservation of capital and prudent investment management.

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I Shares
Investment Adviser:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Adviser:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: Class II
This sub-account is only available in policies issued before December 8, 2003
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation by investing in medium-sized growth companies.

The Universal Institutional Funds, Inc. - Capital Growth Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Global Value Equity Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.

The Universal Institutional Funds, Inc. - High Yield Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

The Universal Institutional Funds, Inc. - International Magnum Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of
non-U.S. issuers domiciled in EAFE countries.

The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in common stocks and other equity securities.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

The Universal Institutional Funds, Inc. - Value Portfolio: Class I
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities.

Van Kampen Life Investment Trust - Comstock Portfolio: Class II Shares
This sub-account is only available in policies issued before May 1, 2008
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen Life Investment Trust - Enterprise Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	To seek capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for

Van Kampen Life Investment Trust - Strategic Growth Portfolio: Class II Shares
Investment Adviser:	Van Kampen Asset Management
Investment Objective:	Capital appreciation.

W&R Target Funds, Inc. - Small Cap Growth Portfolio
Investment Adviser:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Appendix B: Definitions
Attained Age– The Insured’s Issue Age plus the number of full years since the Policy Date.
Cash Surrender Value – The policy’s Cash Value minus the amount of any loans and minus any outstanding charges.
Cash Value – The amount equal to the Premiums you pay, minus policy charges and any indebtedness, plus the Investment Experience of your policy’s investment options.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount we pay to the beneficiary upon the Insured’s death, before payment of any unpaid outstanding loan balances or charges.  The Death Benefit consists of the base policy coverage and the Additional (insurance) Protection Rider coverage, if applicable.

FDIC – Federal Deposit Insurance Corporation.
Grace Period– The period in which the Policy is In Force even though a Premium payment is past due.
Home Office– Our Home Offices are located at One Nationwide Plaza, Columbus, Ohio 43215.
In Force – The insurance coverage is in effect.
Insured – The person whose life we insure under the policy, and whose death triggers the Death Benefit.
Investment Experience– The rate of return or performance for investment options.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on or next following the Insured's 100th birthday.
Net Amount at Risk – The policy’s Death Benefit minus the policy’s Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account portfolio invests.  It is calculated by subtracting the mutual fund’s liabilities from its total assets, and dividing that figure by the number of shares outstanding.  We use NAV to calculate the value of Units.  NAV does not reflect deductions we make for charges we take from Sub-Accounts. Unit values do reflect these deductions.

Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page – The part of the policy that contains more detailed information about the policy; some of which is particular to the owner, the Insured, and the beneficiary.
Policy Date – The date the policy takes effect as shown on the Policy Data Page. Policy years and months are measured from this date.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or you choose to surrender the policy.
Premium – The amount of money you pay to begin and continue the policy.
Rider – An optional benefit you may purchase under the policy.
SEC – The Securities and Exchange Commission.

Specified Amount – The dollar amount of insurance the owner selects.  The Specified Amount consists of the insurance provided under the base portion of the policy and the coverage under the Additional (insurance) Protection Rider.  This amount is used in determining the Death Benefit we will pay the beneficiary.

Sub-Accounts – The record-keeping tool we use to track the investment performance of the mutual funds that are investment options, and the value of your allocations to the investment options, after we deduct transaction fees and periodic charges.

Unit – Determines the variable investment part of your policy’s Cash Value. It represents your interest in the Sub-Accounts.
Us, we, our or the company – Nationwide Life and Annuity Insurance Company.
Valuation Period – The period during which we determine the change in the value of the Sub-Accounts.  One Valuation Period ends and another begins with the close of trading on the New York Stock Exchange.

You, your or the policy owner or Owner– the person named as the owner in the application, or the person assigned ownership rights.

Outside back cover page

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net Cash Surrender Values, and Cash Values, and to request other information about this policy please call or write to our Service Center at 1-877-351-8808 (TDD: 1-800-238-3035) or write to us at Nationwide Life and Annuity Insurance Company, Corporate Insurance Markets, One Nationwide Plaza, 1-11-08, Columbus, OH 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-8090. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811-08891.

Securities Act of 1933 Registration File No. 333-59517.

Nationwide VL Separate Account-D
(Registrant)

Nationwide Life and Annuity Insurance Company
(Depositor)

One Nationwide Plaza, 1-11-08
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035

STATEMENT OF ADDITIONAL INFORMATION

Corporate Flexible Premium Variable Universal Life Insurance Policies

This Statement of Additional Information ("SAI'') contains additional information regarding the corporate flexible premium variable universal life insurance policy offered by us, Nationwide Life and Annuity Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2008 and the prospectuses for the variable investment options available under the policy.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses FREE OF CHARGE by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2008.

Nationwide Life and Annuity Insurance Company

We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  We provide life insurance, annuities and retirement products.  We are admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Life Insurance Company.  All of Nationwide Life Insurance Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  On March 10, 2008, NFS announced that it received an offer from Nationwide Mutual, Nationwide Mutual Fire and Nationwide Corporation to acquire by merger all of NFS’ outstanding publicly held shares of Class A common stock for $47.20 per share in cash.  NFS’ board of directors has appointed a special committee of the board, comprised entirely of independent, non-affiliated directors, to consider the proposal. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2007.

Nationwide VL Separate Account-D

Nationwide VL Separate Account-D is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans.  We established the separate account on May 21, 1998 pursuant to Ohio law.  Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act

1

of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

Nationwide Investment Services Corporation (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company.  For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  NISC was organized as an Oklahoma corporation in 1981.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold.  Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority. ("FINRA").

We paid no underwriting commissions to NISC for each of the separate account’s last three fiscal years.

Services

We have responsibility for administration of the policies and the variable account.  We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account.  We will maintain a record of all purchases and redemption of shares of the mutual funds.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VL Separate Account-D and the financial statements and schedules of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Underwriting Procedure

We underwrite the policies issued through Nationwide VL Separate Account-D.  The policy's cost of insurance depends upon the Insured's issue age, underwriting class, and length of time the policy has been In Force.  The rates will vary depending upon tobacco use and other risk factors.  Monthly cost of insurance rates will not exceed those guaranteed in the policy.  Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners’ Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status.  Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The underwriting class of an Insured may affect the cost of insurance rate.  There are three underwriting classes into which Insureds are placed, depending on the Insureds’ mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue.  For policies with applications signed on or after January 3, 2006, within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan.  The most favorable is Class A, followed by Class B, and then Class C.  For policies issued before January 3, 2006, there are no sub-classifications.

In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.

The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured.  On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

Net Amount at Risk

The policy’s cost of insurance is also dependent on the policy’s Net Amount At Risk, which equals the policy’s Death Benefit minus the policy’s Cash Value.  For policies with applications signed before January 3, 2006, the policy’s Net Amount At Risk is allocated to the Additional (insurance) Protection Rider first (if applicable) and any remaining excess is allocated to the base policy coverage.  For policies with applications signed on or after January 3, 2006, the policy’s Net Amount At Risk is allocated between base coverage and Additional (insurance) Protection Rider coverage proportionately, using the ratio (at the time of issuance) of each to the total Specified Amount.  This new allocation of Net Amount At Risk results in the charges for the base policy coverage and the Rider coverage being more directly linked to the amount coverage received, as compared to the total Specified Amount.

If you did not elect the Additional (insurance) Protection Rider, this distinction is irrelevant.

2

Target Premium

We use “target premium” to calculate the premium load charge.  For all policies, target premium is calculated according to established SEC rules and regulations.  For policies with applications signed before January 3, 2006, the target premium is equal to 28.57% of the maximum annual Premium allowed under the Code.  For policies with applications signed on or after January 3, 2006, the target premium is equal to 100% of the maximum annual Premium allowed under the Code for the policy to be treated as life insurance.  Additionally, in determining the target premium, we assume: the policy is not a modified endowment contract (as defined in the Code); the policy’s death benefit is equal to the base (non-rider) portion of the Specified Amount; and you pay seven level Annual Premiums.

Illustrations

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested.

Advertising

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide.  The ratings are not intended to reflect the investment experience or financial strength of the variable account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Additional Materials. We may provide information on various topics to you and prospective policy owners in advertising, sales literature or other materials.

Historical Performance of the Sub-Accounts

We will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Tax Definition of Life Insurance

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes.  The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test.

3

The tables below show the numeric requirements for each test.

Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value

Attained Age of Younger Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
82	105%

4

Attained Age of Younger Insured	Percentage of Cash Value
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%

Cash Value Accumulation Test

The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value.  These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions.  The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test.  The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages.  These Premiums vary with the ages, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test.  This example is for a male non-tobacco preferred issue age 55.

Policy Year	Percentage of Cash Value
1	302%
2	290%
3	279%
4	269%
5	259%
6	249%
7	240%
8	231%
9	223%
10	215%
11	207%
12	200%
13	193%
14	186%
15	180%

5

Policy Year	Percentage of Cash Value
16	174%
17	169%
18	164%
19	159%
20	154%
21	150%
22	146%
23	142%
24	139%
25	136%
26	133%
27	130%
28	127%
29	125%
30	123%
31	121%
32	119%
33	118%
34	116%
35	115%
36	113%
37	112%
38	111%
39	110%
40	108%
41	107%
42	106%
43	104%
44	103%
45	102%

6

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and

    Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
March 18, 2008

35

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:
AIM VIF – Core Equity Fund – Series I (AIMCoreEq) 66,919 shares (cost $1,719,986)	$1,948,021
AIM VIF – Global Health Care Fund – Series I (AIMGlobHlth) 460 shares (cost $9,903)	11,076
AIM VIF – Small Cap Equity Fund – Series I (AIMSmCpEq) 17,027 shares (cost $275,935)	264,424
AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA) 86,734 shares (cost $2,204,508)	2,326,215
AllianceBernstein VPS – International Value Portfolio – Class A (AlVIntlValA) 109,368 shares (cost $2,690,096)	2,749,523
American Funds IS – Growth Fund – Class 2 (AFGrowth2) 5,821 shares (cost $365,174)	388,408
American Funds IS – International Fund – Class 2 (AFInterntl2) 43,214 shares (cost $981,466)	1,068,242
Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq) 2,389 shares (cost $31,440)	48,687
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 127,694 shares (cost $4,179,423)	4,775,747
Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal) 24,200 shares (cost $453,594)	421,809
Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS) 23,164 shares (cost $526,226)	584,207
Fidelity® VIP II – Contrafund ® Portfolio – Service Class (FidVIPConS) 14,673 shares (cost $447,224)	407,896
Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2) 50,592 shares (cost $744,313)	1,024,493
Goldman Sachs VIT Mid Cap Value Fund (GSVTMdCpV) 21,351 shares (cost $343,477)	299,338
Janus Aspen Series – Mid Cap Value Portfolio – Service Shares (JAspMidCpVal) 20,561 shares (cost $343,755)	343,159
Legg Mason Partners VET – Investors Portfolio – Class I (LMVEInvest) 4,173 shares (cost $67,647)	68,942
MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt) 43,954 shares (cost $400,997)	519,537
Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd) 26,202 shares (cost $300,675)	304,730
Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal) 169,895 shares (cost $1,705,289)	1,860,349
Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap) 202,017 shares (cost $3,713,030)	3,874,693
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt) 7,378,051 shares (cost $7,378,051)	7,378,051
Nationwide VIT – Multi-Manager Small Company Fund – Class I (NVITSmComp) 11,198 shares (cost $266,917)	248,697
(Continued)

2

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund) 65,326 shares (cost $754,897)	$887,775
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp) 35,597 shares (cost $1,491,188)	1,679,453
Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec) 59,183 shares (cost $2,006,413)	2,166,086
PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet) 204,916 shares (cost $2,472,678)	2,575,799
PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet) 287,975 shares (cost $2,923,735)	3,020,857
Royce Capital Fund – Small-Cap Portfolio (RCFSmCap) 165,358 shares (cost $1,678,484)	1,646,970
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 77,236 shares (cost $1,902,769)	1,826,625
Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKUMCpGro) 17,356 shares (cost $223,330)	253,047
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE) 1,287 shares (cost $33,485)	28,376
W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr) 83,284 shares (cost $884,748)	853,010

Total Investments	45,854,242
Accounts Receivable	4,272

Total Assets	45,858,514
Liabilities:
Accounts Payable - AIM VIF - Small Cap Equity Fund - Series I (AIMSmCpEq)	77,249
Accounts Payable - Legg Mason Partners VET - Investors Portfolio (LMVEInvest)	3,752

Total Liabilities	81,001

Contract Owners Equity (note 7)	$45,777,513

See accompanying notes to financial statements.

3

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	AIMCapAp	AIMCoreEq	AIMGlobHlth	AIMSmCpEq	AIMSmCpGr	AlVGrIncA	AlVIntlValA
Reinvested dividends	$1,134,736	–	21,794	–	116	–	32,062	29,051
Mortality and expense risk charges (note 3)	(161,090)	–	(4,495)	(21)	(349)	(157)	(6,914)	(6,500)

Net investment income (loss)	973,646	–	17,299	(21)	(233)	(157)	25,148	22,551

Proceeds from mutual fund shares sold	53,508,100	54	26,207	115	75,902	177,255	1,839,031	880,954
Cost of mutual fund shares sold	(44,710,655)	(50)	(22,801)	(99)	(74,818)	(176,647)	(1,576,621)	(766,793)

Realized gain (loss) on investments	8,797,445	4	3,406	16	1,084	608	262,410	114,161
Change in unrealized gain (loss) on investments	(5,663,790)	–	106,485	925	(11,510)	(17,218)	(318,576)	(4,017)

Net gain (loss) on investments	3,133,655	4	109,891	941	(10,426)	(16,610)	(56,166)	110,144

Reinvested capital gains	1,766,914	–	–	–	7,768	28,847	108,821	96,076

Net increase (decrease) in contract owners’ equity resulting from operations	$5,874,215	4	127,190	920	(2,891)	12,080	77,803	228,771

Investment activity:	AFGrowth2	AFInterntl2	CalVSSocEq	DryIPSmCap	DryStkIx	DryVIntVal	FidVIPEIS	FidVIPGrS
Reinvested dividends	$2,120	13,483	–	56	85,699	7,785	2,253	3,586
Mortality and expense risk charges (note 3)	(1,138)	(2,954)	(130)	(28)	(14,686)	(2,055)	(8,847)	(978)

Net investment income (loss)	982	10,529	(130)	28	71,013	5,730	(6,594)	2,608

Proceeds from mutual fund shares sold	67,951	363,110	1,141	21,294	1,328,236	2,091,354	6,390,779	768,079
Cost of mutual fund shares sold	(59,936)	(302,155)	(670)	(20,411)	(1,009,673)	(1,845,256)	(5,158,642)	(534,474)

Realized gain (loss) on investments	8,015	60,955	471	883	318,563	246,098	1,232,137	233,605
Change in unrealized gain (loss) on investments	3,590	45,229	1,607	(261)	(134,803)	(341,346)	(766,781)	(98,557)

Net gain (loss) on investments	11,605	106,184	2,078	622	183,760	(95,248)	465,356	135,048

Reinvested capital gains	19,887	39,388	2,394	598	–	62,533	9,013	–

Net increase (decrease) in contract owners’ equity resulting from operations	$32,474	156,101	4,342	1,248	254,773	(26,985)	467,775	137,656

(Continued)

4

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	FidVIPOvS	FidVIPConS	FidVIPIdx500	FidVIPIGBdS	FidVIPBalS	FrVIPForSec2	GSVTMdCpV	JAspMidCpVal
Reinvested dividends	$83,107	5,493	47,540	11,465	47,556	18,996	3,363	9,999
Mortality and expe.nse risk charges (note 3)	(7,866)	(11,409)	(4,610)	(537)	(4,146)	(2,664)	(1,879)	(1,050)

Net investment income (loss)	75,241	(5,916)	42,930	10,928	43,410	16,332	1,484	8,949

Proceeds from mutual fund shares sold	5,074,742	7,988,988	5,210,720	650,992	3,009,323	23,477	271,833	191,671
Cost of mutual fund shares sold	(4,270,952)	(5,202,911)	(4,201,847)	(646,018)	(2,498,583)	(15,066)	(277,223)	(176,273)

Realized gain (loss) on investments	803,790	2,786,077	1,008,873	4,974	510,740	8,411	(5,390)	15,398
Change in unrealized gain (loss) on investments	(531,722)	(1,904,092)	(791,281)	(7,051)	(390,510)	68,049	(38,611)	(4,946)

Net gain (loss) on investments	272,068	881,985	217,592	(2,077)	120,230	76,460	(44,001)	10,452

Reinvested capital gains	339,834	186,433	–	–	108,399	43,326	62,238	9,973

Net increase (decrease) in contract owners’ equity resulting from operations	$687,143	1,062,502	260,522	8,851	272,039	136,118	19,721	29,374

Investment activity:	JPMBal	JPMCBond	JPMMidCapGr	JPMEqIndx	LMVEInvest	MFSInvGrSt	NVITGvtBd	NVITJPBal
Reinvested dividends	$43	155	–	31	879	1,625	11,050	38,876
Mortality and expense risk charges (note 3)	(3)	(6)	(12)	(3)	(133)	(1,386)	(580)	(4,444)

Net investment income (loss)	40	149	(12)	28	746	239	10,470	34,432

Proceeds from mutual fund shares sold	1,612	4,004	9,142	3,055	736	12,188	3,180	25,353
Cost of mutual fund shares sold	(1,533)	(4,154)	(9,233)	(2,939)	(664)	(9,694)	(3,266)	(22,127)

Realized gain (loss) on investments	79	(150)	(91)	116	72	2,494	(86)	3,226
Change in unrealized gain (loss) on investments	(50)	7	(214)	–	(1,051)	49,577	6,415	(13,489)

Net gain (loss) on investments	29	(143)	(305)	116	(979)	52,071	6,329	(10,263)

Reinvested capital gains	8	–	1,058	–	1,787	–	–	48,209

Net increase (decrease) in contract owners’ equity resulting from operations	$77	6	741	144	1,554	52,310	16,799	72,378

(Continued)

5

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	NVITMidCap	NVITMyMkt	NVITSmComp	NVITNWFund	OppCapAp	OppGlSec	PVITRealRet	PVITTotRet
Reinvested dividends	$59,919	292,454	238	8,867	3,818	30,058	102,214	128,776
Mortality and expense risk charges (note 3)	(11,845)	(16,575)	(658)	(2,048)	(4,298)	(6,437)	(6,273)	(8,291)

Net investment income (loss)	48,074	275,879	(420)	6,819	(480)	23,621	95,941	120,485

Proceeds from mutual fund shares sold	2,268,716	8,521,723	56,147	11,566	730,907	1,157,415	1,286,273	705,936
Cost of mutual fund shares sold	(1,817,212)	(8,521,723)	(50,316)	(8,038)	(586,671)	(815,156)	(1,346,861)	(734,845)

Realized gain (loss) on investments	451,504	–	5,831	3,528	144,236	342,259	(60,588)	(28,909)
Change in unrealized gain (loss) on investments	(268,039)	–	(30,346)	9,996	72,390	(331,534)	206,055	131,892

Net gain (loss) on investments	183,465	–	(24,515)	13,524	216,626	10,725	145,467	102,983

Reinvested capital gains	123,081	–	30,691	37,875	–	109,261	5,845	–

Net increase (decrease) in contract owners’ equity resulting from operations	$354,620	275,879	5,756	58,218	216,146	143,607	247,253	223,468

Investment activity:	RCFSmCap	TRowEqInc2	VKUMCpGro	VKUUSRE	WRSmCpGr
Reinvested dividends	$879	29,267	–	63	–
Mortality and expense risk charges (note 3)	(5,619)	(5,347)	(876)	(35)	(2,808)

Net investment income (loss)	(4,740)	23,920	(876)	28	(2,808)

Proceeds from mutual fund shares sold	708,576	715,560	217,931	45,447	569,425
Cost of mutual fund shares sold	(546,874)	(648,555)	(188,139)	(45,937)	(508,799)

Realized gain (loss) on investments	161,702	67,005	29,792	(490)	60,626
Change in unrealized gain (loss) on investments	(255,061)	(114,320)	16,312	(5,108)	(1,825)

Net gain (loss) on investments	(93,359)	(47,315)	46,104	(5,598)	58,801

Reinvested capital gains	76,510	112,008	13,108	489	81,456

Net increase (decrease) in contract owners’ equity resulting from operations	$(21,589)	88,613	58,336	(5,081)	137,449

See accompanying notes to financial statements.

6

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		AIMCapAp		AIMCoreEq		AIMCoreStk
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$973,646	886,118	–	–	17,299	6,106	–	13,024
Realized gain (loss) on investments	8,797,445	1,478,294	4	–	3,406	176	–	82,520
Change in unrealized gain (loss) on investments	(5,663,790)	2,456,699	–	–	106,485	121,550	–	(19,275)
Reinvested capital gains	1,766,914	2,194,720	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,874,215	7,015,831	4	–	127,190	127,832	–	76,269

Equity transactions:
Purchase payments received from contract owners (note 6)	5,250,082	6,919,524	–	–	265,192	206,458	–	45,380
Transfers between funds	–	–	–	–	–	1,273,653	–	(1,273,653)
Surrenders (note 6)	(26,517,291)	–	–	–	–	–	–	–
Death benefits (note 4)	–	(217,422)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	(1,817,818)	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,165,372)	(1,286,299)	–	–	(25,483)	(17,199)	–	(8,367)
Adjustments to maintain reserves	(76,134)	(10,834)	(4)	–	129	(7,994)	–	(199)

Net equity transactions	(24,326,533)	5,404,969	(4)	–	239,838	1,454,918	–	(1,236,839)

Net change in contract owners’ equity	(18,452,318)	12,420,800	–	–	367,028	1,582,750	–	(1,160,570)
Contract owners’ equity beginning of period	64,229,831	51,809,031	–	–	1,582,750	–	–	1,160,570

Contract owners’ equity end of period	$45,777,513	64,229,831	–	–	1,949,778	1,582,750	–	–

CHANGES IN UNITS:
Beginning units	4,527,282	4,083,362	–	–	145,236	–	–	101,482

Units purchased	3,254,100	1,214,364	–	–	22,869	146,937	–	3,801
Units redeemed	(4,669,650)	(770,444)	–	–	(2,205)	(1,701)	–	(105,283)

Ending units	3,111,732	4,527,282	–	–	165,900	145,236	–	–

7

NATIONWIDE VL SEPARATE ACCOUNT–D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AIMGlobHlth		AIMGrowth		AIMSmCpEq		AIMSmCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(21)	(10)	–	–	(233)	–	(157)	(349)
Realized gain (loss) on investments	16	4	–	147	1,084	–	608	1,341
Change in unrealized gain (loss) on investments	925	227	–	(97)	(11,510)	–	(17,218)	14,546
Reinvested capital gains	–	–	–	–	7,768	–	28,847	–

Net increase (decrease) in contract owners’ equity resulting from operations	920	221	–	50	(2,891)	–	12,080	15,538

Equity transactions:
Purchase payments received from contract owners (note 6)	4,089	3,730	–	–	21,140	–	80,751	21,168
Transfers between funds	–	–	–	–	172,420	–	(169,887)	26,625
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	–	–	–	–	(694)
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(117)	(72)	–	–	(1,792)	–	(1,007)	(2,495)
Adjustments to maintain reserves	(6)	2	–	(50)	(1,702)	–	(75,579)	32

Net equity transactions	3,966	3,660	–	(50)	190,066	–	(165,722)	44,636

Net change in contract owners’ equity	4,886	3,881	–	–	187,175	–	(153,642)	60,174
Contract owners’ equity beginning of period	6,192	2,311	–	–	–	–	153,642	93,468

Contract owners’ equity end of period	$11,078	6,192	–	–	187,175	–	–	153,642

CHANGES IN UNITS:
Beginning units	444	174	–	–	–	–	9,330	6,448

Units purchased	276	275	–	–	19,274	–	601	3,089
Units redeemed	(8)	(5)	–	–	(414)	–	(9,931)	(207)

Ending units	712	444	–	–	18,860	–	–	9,330

(Continued)

8

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AlVGrIncA		AlVIntlValA		ACVPInt		AFGrowth2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$25,148	31,372	22,551	(597)	–	4,261	982	1,236
Realized gain (loss) on investments	262,410	78,732	114,161	3,701	–	40,156	8,015	84
Change in unrealized gain (loss) on investments	(318,576)	241,110	(4,017)	63,443	–	(37,629)	3,590	19,645
Reinvested capital gains	108,821	160,455	96,076	–	–	–	19,887	–

Net increase (decrease) in contract owners’ equity resulting from operations	77,803	511,669	228,771	66,547	–	6,788	32,474	20,965

Equity transactions:
Purchase payments received from contract owners (note 6)	(186)	1	414	–	–	–	33	–
Transfers between funds	(1,429,460)	528,745	2,275,470	306,841	–	(224,665)	102,731	239,523
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	(13,418)	–	–	–	(12,655)	–	–
Net policy repayments (loans) (note 5)	–	–	(101,798)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,105)	(43,848)	(23,667)	(3,057)	–	(4,777)	(5,212)	(2,105)
Adjustments to maintain reserves	820	35	(1)	23	–	(4)	(12)	19

Net equity transactions	(1,461,931)	471,515	2,150,418	303,807	–	(242,101)	97,540	237,437

Net change in contract owners’ equity	(1,384,128)	983,184	2,379,189	370,354	–	(235,313)	130,014	258,402
Contract owners’ equity beginning of period	3,711,199	2,728,015	370,354	–	–	235,313	258,402	–

Contract owners’ equity end of period	$2,327,071	3,711,199	2,749,543	370,354	–	–	388,416	258,402

CHANGES IN UNITS:
Beginning units	271,716	233,326	29,706	–	–	25,592	24,898	–

Units purchased	230,181	42,990	239,839	29,978	–	–	9,016	25,111
Units redeemed	(340,563)	(4,600)	(60,847)	(272)	–	(25,592)	(468)	(213)

Ending units	161,334	271,716	208,698	29,706	–	–	33,446	24,898

(Continued)

9

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	AFInterntl2		CalVSSocEq		DryIPSmCap		DryStkIx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$10,529	5,006	(130)	(175)	28	15	71,013	55,818
Realized gain (loss) on investments	60,955	2,476	471	621	883	4,744	318,563	204,141
Change in unrealized gain (loss) on investments	45,229	41,547	1,607	3,608	(261)	(1,703)	(134,803)	357,728
Reinvested capital gains	39,388	–	2,394	–	598	811	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	156,101	49,029	4,342	4,054	1,248	3,867	254,773	617,687

Equity transactions:
Purchase payments received fromcontract owners (note 6)	220	–	–	–	–	6	141	4
Transfers between funds	584,378	377,884	–	–	(13,102)	(24,051)	(67,183)	489,362
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	(632)	–	–	–	(39,759)
Net policy repayments (loans) (note 5)	(82,347)	–	–	–	–	–	(174,329)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,544)	(3,478)	(1,011)	(933)	(408)	(1,794)	(72,677)	(69,297)
Adjustments to maintain reserves	20	13	18	(11)	–	(7)	2	23

Net equity transactions	488,727	374,419	(993)	(1,576)	(13,510)	(25,846)	(314,046)	380,333

Net change in contract owners’ equity	644,828	423,448	3,349	2,478	(12,262)	(21,979)	(59,273)	998,020
Contract owners’ equity beginning of period	423,448	–	45,357	42,879	12,262	34,241	4,835,057	3,837,037

Contract owners’ equity end of period	$1,068,276	423,448	48,706	45,357	–	12,262	4,775,784	4,835,057

CHANGES IN UNITS:
Beginning units	39,608	–	2,976	3,084	790	2,514	394,470	360,122

Units purchased	106,334	39,955	2,947	–	–	–	365,237	43,993
Units redeemed	(62,414)	(347)	(3,029)	(108)	(790)	(1,724)	(391,967)	(9,645)

Ending units	83,528	39,608	2,894	2,976	–	790	367,740	394,470

(Continued)

10

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	DryVIntVal		FidVIPEIS		FidVIPGrS		FidVIPOvS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$5,730	22,633	(6,594)	167,087	2,608	494	75,241	9,440
Realized gain (loss) on investments	246,098	195,303	1,232,137	53,280	233,605	28,440	803,790	17,858
Change in unrealized gain (loss)on investments	(341,346)	43,182	(766,781)	110,812	(98,557)	12,260	(531,722)	365,551
Reinvested capital gains	62,533	175,780	9,013	683,332	–	–	339,834	11,275

Net increase (decrease) in contractowners’ equity resulting from operations	(26,985)	436,898	467,775	1,014,511	137,656	41,194	687,143	404,124

Equity transactions:
Purchase payments received from contract owners (note 6)	(94)	(2)	–	–	–	5	91,395	83,370
Transfers between funds	(1,875,554)	22,440	(374,894)	(394,261)	(9,627)	(65,496)	2,057,627	739,317
Surrenders (note 6)	–	–	(5,862,916)	–	(736,288)	–	(4,966,928)	–
Death benefits (note 4)	–	–	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,634)	(25,768)	(144,185)	(177,419)	(15,815)	(21,690)	(114,839)	(74,725)
Adjustments to maintain reserves	(7)	(2)	4	45	(10)	(3)	(28)	4

Net equity transactions	(1,882,289)	(3,332)	(6,381,991)	(571,635)	(761,740)	(87,184)	(2,932,773)	747,966

Net change in contract owners’ equity	(1,909,274)	433,566	(5,914,216)	442,876	(624,084)	(45,990)	(2,245,630)	1,152,090
Contract owners’ equity beginning of period	2,331,093	1,897,527	5,914,216	5,471,340	624,084	670,074	2,829,848	1,677,758

Contract owners’ equity end of period	$421,819	2,331,093	–	5,914,216	–	624,084	584,218	2,829,848

CHANGES IN UNITS:
Beginning units	116,234	115,534	413,340	458,254	66,592	75,752	192,612	134,222

Units purchased	86,341	2,127	–	–	–	–	147,373	63,987
Units redeemed	(182,571)	(1,427)	(413,340)	(44,914)	(66,592)	(9,160)	(307,833)	(5,597)

Ending units	20,004	116,234	–	413,340	–	66,592	32,152	192,612

(Continued)

11

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FidVIPConS		FidVIPIdx500		FidVIPIGBdS		FidVIPBalS
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(5,916)	64,009	42,930	66,428	10,928	8,410	43,410	47,155
Realized gain (loss) on investments	2,786,077	49,240	1,008,873	7,452	4,974	6,441	510,740	15,873
Change in unrealized gain (loss)on investments	(1,904,092)	28,645	(791,281)	580,147	(7,051)	(5,514)	(390,510)	135,919
Reinvested capital gains	186,433	583,920	–	–	–	547	108,399	90,699

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,502	725,814	260,522	654,027	8,851	9,884	272,039	289,646

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	–	–	–	–	–
Transfers between funds	(855,019)	776,688	(1,936,100)	38,563	370,097	(952,066)	–	(180,155)
Surrenders (note 6)	(6,946,031)	–	(3,073,232)	–	(641,762)	–	(2,937,494)	–
Death benefits (note 4)	–	(4,876)	–	–	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(176,531)	(219,439)	(75,332)	(143,847)	(8,699)	(8,961)	(67,707)	(84,997)
Adjustments to maintain reserves	(12)	22	–	61	(5)	6	(4)	20

Net equity transactions	(7,977,593)	552,395	(5,084,664)	(105,223)	(280,369)	(961,021)	(3,005,205)	(265,132)

Net change in contract owners’ equity	(6,915,091)	1,278,209	(4,824,142)	548,804	(271,518)	(951,137)	(2,733,166)	24,514
Contract owners’ equity beginning of period	7,323,031	6,044,822	4,824,142	4,275,338	271,518	1,222,655	2,733,166	2,708,652

Contract owners’ equity end of period	$407,940	7,323,031	–	4,824,142	–	271,518	–	2,733,166

CHANGES IN UNITS:
Beginning units	442,702	406,834	398,514	407,914	20,748	97,252	211,486	233,518

Units purchased	20,451	50,230	–	3,603	28,102	–	–	–
Units redeemed	(443,071)	(14,362)	(398,514)	(13,003)	(48,850)	(76,504)	(211,486)	(22,032)

Ending units	20,082	442,702	–	398,514	–	20,748	–	211,486

(Continued)

12

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	FrVIPForSec2		GSVTMdCpV		JAspMidCpVal		JPMBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$16,332	10,677	1,484	2,158	8,949	1,799	40	251
Realized gain (loss) on investments	8,411	119,750	(5,390)	18,841	15,398	204	79	306
Change in unrealized gain (loss) on investments	68,049	44,296	(38,611)	(8,023)	(4,946)	4,350	(50)	(182)
Reinvested capital gains	43,326	–	62,238	40,790	9,973	2,155	8	–

Net increase (decrease) in contract owners’ equity resulting from operations	136,118	174,723	19,721	53,766	29,374	8,508	77	375

Equity transactions:
Purchase payments received from contract owners (note 6)	–	(1)	21	(2)	1	–	–	–
Transfers between funds	–	(227,101)	(117,440)	81,340	270,647	94,869	(1,420)	(10,267)
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	(23,023)	–	(9,218)	–	(2,266)	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	(51,626)	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(20,813)	(22,042)	(10,105)	(11,327)	(4,958)	(1,391)	(40)	(233)
Adjustments to maintain reserves	31	3	21	(6)	(5)	26	(20)	1

Net equity transactions	(20,782)	(272,164)	(127,503)	60,787	214,059	91,238	(1,480)	(10,499)

Net change in contract owners’ equity	115,336	(97,441)	(107,782)	114,553	243,433	99,746	(1,403)	(10,124)
Contract owners’ equity beginning of period	909,194	1,006,635	407,160	292,607	99,746	–	1,403	11,527

Contract owners’ equity end of period	$1,024,530	909,194	299,378	407,160	343,179	99,746	–	1,403

CHANGES IN UNITS:
Beginning units	46,508	62,286	14,480	12,040	6,830	–	126	1,144

Units purchased	46,043	–	1	3,242	42,904	7,103	–	–
Units redeemed	(47,339)	(15,778)	(4,123)	(802)	(27,790)	(273)	(126)	(1,018)

Ending units	45,212	46,508	10,358	14,480	21,944	6,830	–	126

(Continued)

13

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	JPMCBond		JPMMidCapGr		JPMMidCapV		JPMEqIndx
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$149	847	(12)	(109)	–	164	28	345
Realized gain (loss) on investments	(150)	458	(91)	751	–	(206)	116	5,670
Change in unrealized gain (loss) on investments	7	(269)	(214)	(1,619)	–	(928)	–	(1,571)
Reinvested capital gains	–	–	1,058	1,172	–	2,545	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6	1,036	741	195	–	1,575	144	4,444

Equity transactions:
Purchase payments received from contract owners (note 6)	–	–	–	7	–	–	–	1
Transfers between funds	(3,042)	(22,183)	(6,690)	(12,819)	–	(26,215)	(92)	(35,863)
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	(760)	–	–	–	–
Net policy repayments (loans) (note 5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(89)	(1,330)	(181)	(1,204)	–	(559)	(51)	(1,836)
Adjustments to maintain reserves	(4)	(7)	(13)	(5)	–	(1)	(1)	(9)

Net equity transactions	(3,135)	(23,520)	(6,884)	(14,781)	–	(26,775)	(144)	(37,707)

Net change in contract owners’ equity	(3,129)	(22,484)	(6,143)	(14,586)	–	(25,200)	–	(33,263)
Contract owners’ equity beginning of period	3,129	25,613	6,143	20,729	–	25,200	–	33,263

Contract owners’ equity end of period	$–	3,129	–	6,143	–	–	–	–

CHANGES IN UNITS:
Beginning units	220	1,868	594	2,224	–	1,512	–	3,856

Units purchased	–	–	–	–	–	–	5	–
Units redeemed	(220)	(1,648)	(594)	(1,630)	–	(1,512)	(5)	(3,856)

Ending units	–	220	–	594	–	–	–	–

(Continued)

14

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	LMVEInvest		MFSInvGrSt		NVITGvtBd		NVITJPBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$746	590	239	(2,220)	10,470	5,260	34,432	31,084
Realized gain (loss) on investments	72	9,630	2,494	20,058	(86)	(75)	3,226	1,644
Change in unrealized gain (loss) on investments	(1,051)	2,083	49,577	6,171	6,415	(1,585)	(13,489)	136,866
Reinvested capital gains	1,787	994	–	–	–	819	48,209	–

Net increase (decrease) in contract owners’ equity resulting fromoperations	1,554	13,297	52,310	24,009	16,799	4,419	72,378	169,594

Equity transactions:
Purchase payments received from contract owners (note 6)	23,309	16,392	–	–	114,091	104,073	170,318	155,363
Transfers between funds	–	–	–	(108,186)	–	–	–	–
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	–	–	(12,766)	–	–	–	–
Net policy repayments (loans) (note5)	–	–	–	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(745)	(471)	(10,803)	(12,136)	(3,228)	(2,126)	(25,306)	(28,164)

Adjustments to maintain reserves	(125)	(3,651)	(2)	1	15	3	17	1

Net equity transactions	22,439	12,270	(10,805)	(133,087)	110,878	101,950	145,029	127,200

Net change in contract owners’ equity	23,993	25,567	41,505	(109,078)	127,677	106,369	217,407	296,794
Contract owners’ equity beginning of period	41,197	15,630	478,050	587,128	177,079	70,710	1,642,971	1,346,177

Contract owners’ equity end of period	$65,190	41,197	519,555	478,050	304,756	177,079	1,860,378	1,642,971

CHANGES IN UNITS:
Beginning units	2,422	1,084	43,392	57,102	12,244	5,040	134,012	122,946

Units purchased	1,318	1,370	42,928	–	7,688	7,354	13,380	13,533
Units redeemed	(42)	(32)	(44,166)	(13,710)	(218)	(150)	(1,990)	(2,467)

Ending units	3,698	2,422	42,154	43,392	19,714	12,244	145,402	134,012

(Continued)

15

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITMidCap		NVITMyMkt		NVITSmComp		NVITNWFund
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$48,074	33,890	275,879	119,653	(420)	(368)	6,819	5,350
Realized gain (loss) on investments	451,504	302,070	–	–	5,831	7,164	3,528	4,623
Change in unrealized gain (loss) on investments	(268,039)	(11,443)	–	–	(30,346)	14,645	9,996	70,422
Reinvested capital gains	123,081	60,004	–	–	30,691	4,270	37,875	–

Net increase (decrease) in contract owners’ equity resulting fromoperations	354,620	384,521	275,879	119,653	5,756	25,711	58,218	80,395

Equity transactions:
Purchase payments received from contract owners (note 6)	143,073	130,648	4,175,903	6,006,691	40,177	36,660	120,123	109,575
Transfers between funds	(1,201,042)	330,148	936,820	(4,338,737)	(42,608)	(15,039)	–	(2,201)
Surrenders (note 6)	–	–	(1,352,640)	–	–	–	–	–
Death benefits (note 4)	–	(19,198)	–	(15,073)	–	–	–	–
Net policy repayments (loans) (note 5)	(32,539)	–	(807,292)	–	–	–	–	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(56,229)	(66,610)	(68,801)	(47,420)	(4,322)	(6,088)	(11,591)	(11,857)

Adjustments to maintain reserves	(4)	32	(51)	(101)	33	(17)	(7)	(21)

Net equity transactions	(1,146,741)	375,020	2,883,939	1,605,360	(6,720)	15,516	108,525	95,496

Net change in contract owners’ equity	(792,121)	759,541	3,159,818	1,725,013	(964)	41,227	166,743	175,891
Contract owners’ equity beginning of period	4,666,859	3,907,318	4,218,115	2,493,102	249,709	208,482	721,043	545,152

Contract owners’ equity end of period	$3,874,738	4,666,859	7,377,933	4,218,115	248,745	249,709	887,786	721,043

CHANGES IN UNITS:
Beginning units	214,188	196,354	343,004	211,036	9,872	9,218	56,836	48,708

Units purchased	162,893	21,942	736,854	500,869	1,506	1,544	8,877	9,335
Units redeemed	(212,989)	(4,108)	(512,380)	(368,901)	(1,744)	(890)	(863)	(1,207)

Ending units	164,092	214,188	567,478	343,004	9,634	9,872	64,850	56,836

(Continued)

16

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	OppCapAp		OppGlSec		PVITRealRet		PVITTotRet
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(480)	(1,334)	23,621	11,303	95,941	82,380	120,485	89,396
Realized gain (loss) on investments	144,236	24,664	342,259	59,066	(60,588)	(54,679)	(28,909)	(40,801)
Change in unrealized gain (loss) on investments	72,390	71,013	(331,534)	170,237	206,055	(82,248)	131,892	12,648
Reinvested capital gains	–	–	109,261	103,577	5,845	55,591	–	12,844

Net increase (decrease) in contract owners’ equity resulting from operations	216,146	94,343	143,607	344,183	247,253	1,044	223,468	74,087

Equity transactions:
Purchase payments received from contract owners (note 6)	(82)	(2)	13	–	(14)	3	(44)	1
Transfers between funds	20,496	575,673	(490,080)	648,060	330,024	296,793	502,052	372,895
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	(846)	–	(10,031)	–	(13,398)	–	(13,871)
Net policy repayments (loans) (note 5)	(127,247)	–	(57,443)	–	(80,348)	–	(83,983)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,001)	(14,818)	(28,498)	(30,178)	(24,899)	(30,572)	(30,225)	(30,196)
Adjustments to maintain reserves	20	(3)	14	25	300	760	54	91

Net equity transactions	(121,814)	560,004	(575,994)	607,876	225,063	253,586	387,854	328,920

Net change in contract owners’ equity	94,332	654,347	(432,387)	952,059	472,316	254,630	611,322	403,007
Contract owners’ equity beginning of period	1,585,151	930,804	2,598,511	1,646,452	2,104,546	1,849,916	2,409,683	2,006,676

Contract owners’ equity end of period	$1,679,483	1,585,151	2,166,124	2,598,511	2,576,862	2,104,546	3,021,005	2,409,683

CHANGES IN UNITS:
Beginning units	135,012	85,240	151,210	112,310	151,390	133,526	193,768	166,900

Units purchased	139,557	51,175	117,763	41,457	144,402	21,030	183,917	30,493
Units redeemed	(149,831)	(1,403)	(150,923)	(2,557)	(128,782)	(3,166)	(154,667)	(3,625)

Ending units	124,738	135,012	118,050	151,210	167,010	151,390	223,018	193,768

(Continued)

17

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	RCFSmCap		TRowEqInc2		VKUMCpGro		VKUUSRE
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(4,740)	(6,404)	23,920	4,033	(876)	(211)	28	–
Realized gain (loss) on investments	161,702	151,652	67,005	9,788	29,792	485	(490)	–
Change in unrealized gain (loss) on investments	(255,061)	12,790	(114,320)	41,324	16,312	13,405	(5,108)	–
Reinvested capital gains	76,510	89,016	112,008	12,137	13,108	–	489	–

Net increase (decrease) in contract owners’ equity resulting from operations	(21,589)	247,054	88,613	67,282	58,336	13,679	(5,081)	–

Equity transactions:
Purchase payments received from contract owners (note 6)	(50)	(1)	203	(2)	(3)	–	–	–
Transfers between funds	(257,295)	58,626	1,414,101	154,019	109,062	117,284	35,448	–
Surrenders (note 6)	–	–	–	–	–	–	–	–
Death benefits (note 4)	–	(10,930)	–	(10,758)	–	–	–	–
Net policy repayments (loans) (note 5)	(43,446)	–	(112,523)	–	(39,992)	–	(1,818)	–
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(24,143)	(26,955)	(22,009)	(11,148)	(4,245)	(1,074)	(174)	–
Adjustments to maintain reserves	(9)	14	(128)	(9)	9	1	65	–

Net equity transactions	(324,943)	20,754	1,279,644	132,102	64,831	116,211	33,521	–

Net change in contract owners’ equity	(346,532)	267,808	1,368,257	199,384	123,167	129,890	28,440	–
Contract owners’ equity beginning of period	1,993,532	1,725,724	458,263	258,879	129,890	–	–	–

Contract owners’ equity end of period	$1,647,000	1,993,532	1,826,520	458,263	253,057	129,890	28,440	–

CHANGES IN UNITS:
Beginning units	119,218	118,794	26,076	17,408	9,672	–	–	–

Units purchased	110,701	2,870	114,409	10,043	26,263	9,758	893	–
Units redeemed	(129,625)	(2,446)	(39,793)	(1,375)	(20,627)	(86)	(49)	–

Ending units	100,294	119,218	100,692	26,076	15,308	9,672	844	–

(Continued)

18

NATIONWIDE VL SEPARATE ACCOUNT– D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRSmCpGr
Investment activity:	2007	2006
Net investment income (loss)	$(2,808)	(3,779)
Realized gain (loss) on investments	60,626	44,501
Change in unrealized gain (loss)on investments	(1,825)	(111,385)
Reinvested capital gains	81,456	101,987

Net increase (decrease) in contract owners’ equity resulting from Operations	137,449	31,324

Equity transactions:
Purchase payments received from contract owners (note 6)	(52)	(2)
Transfers between funds	(330,838)	363,610
Surrenders (note 6)	–	–
Death benefits (note 4)	–	(3,250)
Net policy repayments (loans) (note 5)	(21,087)	–
Redemptions to pay cost of insurance charges and administration charges
(notes 2b and 2c)	(11,151)	(12,296)
Adjustments to maintain reserves	33	3

Net equity transactions	(363,095)	348,065

Net change in contract owners’ equity	(225,646)	379,389
Contract owners’ equity beginning of period	1,078,696	699,307

Contract owners’ equity end of period	$853,050	1,078,696

CHANGES IN UNITS:
Beginning units	74,806	50,744

Units purchased	72,957	25,170
Units redeemed	(95,871)	(1,108)

Ending units	51,892	74,806

See accompanying notes to financial statements.

19

NATIONWIDE VL SEPARATE ACCOUNT–D

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

Contract owners may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF – Basic Value Fund – Series I (AIMBValue)*

AIM VIF – Capital Appreciation Fund – Series I (AIMCapAp)*

AIM VIF – Capital Development Fund – Series I (AIMCapDev)*

AIM VIF – Core Equity Fund – Series I (AIMCoreEq)

AIM VIF – Core Stock Fund – Series I (AIMCoreStk)*

AIM VIF – Dynamics Fund – Series I (AIMDyn)*

AIM VIF – Global Health Care Fund – Series I (AIMGlobHlth)

AIM VIF – Global Real Estate Fund – Series I (AIMGlobRE)*

AIM VIF – Growth Fund – Series I (AIMGrowth)*

AIM VIF – High Yield Fund – Series I (AIMHighYld)*

AIM VIF – International Growth Fund – Series I (AIMIntGr)*

AIM VIF – Mid Cap Core Equity Fund – Series I (AIMMidCpCor)*

AIM VIF – Small Cap Equity Fund – Series I (AIMSmCpEq)

AIM VIF – Small Cap Growth Fund – Series I (AIMSmCpGr)*

AIM VIF – Technology Fund – Series I (AIMTech)*

AIM VIF – Total Return Fund – Series I (AIMTotRet)*

AIM VIF – Utilities Fund – Series I (AIMUtility)*

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS – Growth and Income Portfolio – Class A (AlVGrIncA)

AllianceBernstein VPS – International Value Portfolio – Class A (AlVIntlValA)

AllianceBernstein VPS – Small Mid Cap Value Portfolio – Class A (AlVSmMdCpA)*

AllianceBernstein VPS – Value Portfolio – Class A (AIVPSValA)*

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP – Balanced Fund – Class I (ACVPBal)*

American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)*

American Century VP – Income & Growth Fund – Class I (ACVPIncGr)*

American Century VP – International Fund – Class I (ACVPInt)*

American Century VP – Ultra® Fund – Class I (ACVPUltra)*

American Century VP – Value Fund – Class I (ACVPVal)*

American Century VP – VistaSM Fund – Class I (ACVPVista1)*

Portfolios of the American Funds Insurance Series® (American Funds IS);

American Funds IS – Growth Fund – Class 2 (AFGrowth2)

American Funds IS – International Fund – Class 2 (AFInterntl2)

Portfolio of the Berger IPT;

Berger IPT – Mid Cap Value Fund (BergMidCap)*

(Continued)

20

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

BlackRock Balanced Capital V.I. Fund – Class II (BRBalCap2)*

BlackRock Basic Value V.I. Fund – Class II (BRBasVal2)*

BlackRock Bond V.I. Fund – Class II (BRBond2)*

BlackRock Fundamental Growth V.I. Fund – Class II (BRFGrow2)*

BlackRock Global Allocation V.I. Fund – Class II (BRGloAll2)*

BlackRock Global Growth V.I. Fund – Class II (BRGloGro2)*

BlackRock Government Income V.I. Fund – Class II (BRGovInc2)*

BlackRock High Income V.I. Fund – Class II (BRHiInc2)*

BlackRock Large Cap Core V.I. Fund – Class II (BRLrgCp)*

BlackRock Large Cap Growth V.I. Fund – Class II (BRLCapGro2)*

BlackRock Large Cap Value V.I. Fund – Class II (BRLCapVal2)*

BlackRock Money Market V.I. Fund – Class II (BRMMkt2)*

BlackRock S&P 500 Index V.I. Fund – Class II (BRIndex2)*

BlackRock Utilities and Telecommunications V.I. Fund – Class II (BRUtilTel2)*

BlackRock Value Opportunities V.I. Fund – Class II (BRValOpp2)*

Calvert Variable Series Inc. – Social Equity Portfolio (CalVSSocEq)

Columbia Funds Variable Insurance Trust I – Marsico Growth Fund – Class A (CFVITMarGro)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP – Mid Cap Stock Portfolio – Initial Shares (DryIPMidCap)*

Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares (DryIPSmCap)*

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVApp)*

Dreyfus VIF – Disciplined Stock Portfolio – Initial Shares (DryVDSP)*

Dreyfus VIF – International Value Portfolio – Initial Shares (DryVIntVal)

Dreyfus VIF – Limited Term High Yield Portfolio – Initial Shares (DryVLTHiYld)*

Dreyfus VIF – Quality Bond Portfolio – Initial Shares (DryVQualBd)*

Dreyfus VIF – Small Company Stock Portfolio – Initial Shares (DryVSmComp)*

Portfolios of the DWS Investments VIT Funds ;

DWS Investments VIT Funds – DWS Equity 500 Index VIP – Class A (DWSEqIn)*

DWS Investments VIT Funds – DWS Small Cap Index VIP – Class A (DWSSm)*

Portfolios of the DWS Variable Series I Funds;

DWS Variable Series I – Capital Growth VIP – Class B (DWSCapGro)*

DWS Variable Series I – Health Care VIP – Class B (DWSHlthCar)*

Portfolios of the DWS Variable Series II Funds;

DWS Variable Series II – Balanced VIP – Class B (DWSBal)*

DWS Variable Series II – Core Fixed Income VIP – Class B (DWSFixInc)*

DWS Variable Series II – Dreman Financial Services VIP – Class B (DWSFinServ)*

DWS Variable Series II – Dreman High Return Equity VIP – Class B (DWSVHghRtrn)*

DWS Variable Series II – Dreman Small Mid Cap Value VIP – Class B (DWSSmMidCp)*

DWS Variable Series II – Global Thematic VIP – Class B (DWSGlobThem)*

DWS Variable Series II – High Income VIP – Class B (DWSHiInc)*

DWS Variable Series II – Large Cap Value VIP – Class B (DWSLargCapV)*

DWS Variable Series II – Small Cap Growth VIP – Class B (DWSSmCapGr)*

DWS Variable Series II – Technology VIP – Class B (DWSTech)*

Portfolio of the Federated Insurance Series (Federated IS);

Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)*

(Continued)

21

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Fidelity ® Variable Insurance Products Fund (Fidelity® VIP);

Fidelity® VIP – Equity-Income Portfolio – Service Class (FidVIPEIS)*

Fidelity® VIP – Growth Portfolio – Service Class (FidVIPGrS)*

Fidelity® VIP – High Income Portfolio – Service Class (FidVIPHIS)*

Fidelity® VIP – Overseas Portfolio – Service Class (FidVIPOvS)

Fidelity® VIP – Value Portfolio – Service Class (FidVIPVal)*

Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);

Fidelity® VIP II – Asset Manager Growth Portfolio – Service Class (FidVIPAMGrS)*

Fidelity® VIP II – Asset Manager Portfolio – Service Class (FidVIPAMS)*

Fidelity® VIP II – Contrafund® Portfolio – Service Class (FidVIPConS)

Fidelity® VIP II – Index 500 Portfolio – Initial Class (FidVIPIdx500)*

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)*

Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);

Fidelity® VIP III – Aggressive Growth Portfolio – Service Class (FidVIPAgGrS)*

Fidelity® VIP III – Balanced Portfolio – Service Class (FidVIPBalS)*

Fidelity® VIP III – Dynamic Capital Appreciation Portfolio – Service Class (FidVIPDyCapS)*

Fidelity® VIP III – Growth & Income Portfolio – Service Class (FidVIPGrInS)*

Fidelity® VIP III – Growth Opportunities Portfolio – Service Class (FidVIPGrOpS)*

Fidelity® VIP III – Mid Cap Portfolio – Service Class (FidVIPMCapS)*

Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)*

Portfolio of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP – Foreign Securities Fund – Class 2 (FrVIPForSec2)

Goldman Sachs Mid Cap Value Fund – Class A (GSMdCpValA)*

Portfolios of the Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT);

Goldman Sachs VIT Aggressive Growth Strategy Portfolio (GSVTAggGr)*

Goldman Sachs VIT Balanced Strategy Portfolio (GSVTBal)*

Goldman Sachs VIT Capital Growth Fund (GSVTCapGr)*

Goldman Sachs VIT Conservative Strategy Portfolio (GSVTConStr)*

Goldman Sachs VIT CORE Large Cap Growth Fund (GSVTLgCapGr)*

Goldman Sachs VIT Global Income Fund (GSVTGlobInc)*

Goldman Sachs VIT Growth and Income Fund (GSVTGroInc)*

Goldman Sachs VIT Growth and Income Strategy Portfolio (GSVTGroIncP)*

Goldman Sachs VIT Growth Strategy Portfolio (GSVTGroStra)*

Goldman Sachs VIT Mid Cap Value Fund (GSVTMdCpV)

Goldman Sachs VIT Strategic International Equity Fund – Institutional Shares (GSVTIntEq)*

Goldman Sachs VIT Structured Small Cap Equity Fund (GSVTSMCap)*

Goldman Sachs VIT Structured U.S. Equity Fund (GSVTUSEq)*

Portfolios of the Huntington VA Trust funds;

Huntington VA Dividend Capture – Trust Shares (HVADivCp)*

Huntington VA Growth Fund – Trust Shares (HVAGrwth)*

Huntington VA Income Equity – Trust Shares (HVAIncEq)*

Huntington VA Mid Corp America – Trust Shares (HVAMdCrAm)*

Huntington VA New Economy – Trust Shares (HVANwEcon)*

INVESCO VIF Growth Fund (INVGrowth)*

INVESCO VIF High Yield Fund (INVHiYld)*

Portfolios of the Janus Aspen Series;

Janus Aspen Series – Balanced Portfolio – Service Shares (JAspBal)*

Janus Aspen Series – Forty Portfolio – Service Shares (JAspForty)*

Janus Aspen Series – Global Technology Portfolio – Service Shares (JAspGlTechS)*

Janus Aspen Series – International Growth Portfolio – Institutional Shares (JAspIntGro)*

Janus Aspen Series – International Growth Portfolio – Service Shares (JAspIntGroS)*

Janus Aspen Series – Mid Cap Value Portfolio – Service Shares (JAspMidCpVal)

(Continued)

22

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust – Balanced Portfolio 1 (JPMBal)*

JPMorgan Insurance Trust – Core Bond Portfolio 1 (JPMCBond)*

JPMorgan Insurance Trust – Diversified Equity Portfolio 1 (JPMDivEq)*

JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1 (JPMMidCapGr)*

JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1 (JPMMidCapV)*

JPMorgan Insurance Trust – Equity Index Portfolio 1 (JPMEqIndx)*

JPMorgan Insurance Trust – Government Bond Portfolio 1 (JPMGvtBd)*

JPMorgan Insurance Trust – Intrepid Mid Cap Portfolio 1 (JPMMidCap)*

JPMorgan Insurance Trust – Large Cap Growth Portfolio 1 (JPMLgCapGr)*

Portfolios of the JPMorgan Series Trust II;

JPMorgan Series Trust II – Bond Portfolio (JPM2Bond)*

JPMorgan Series Trust II – International Equity Portfolio (JPM2IntlEq)*

JPMorgan Series Trust II – Mid Cap Value Portfolio (JPM2MdCap)*

JPMorgan Series Trust II – Small Company Portfolio (JPM2SmCo)*

JPMorgan Series Trust II – U.S. Large Cap Core Equity Fund (JPM2USLCap)*

Portfolio of the Legg Mason Partners Variable Equity Trust (Legg Mason Partners VET);

Legg Mason Partners VET – Investors Portfolio – Class I (LMVEInvest)

Portfolio of the Legg Mason Partners Variable Income Trust (Legg Mason Partners VIT);

Legg Mason Partners VIT – Global High Yield Bond Portfolio – Class I (LMVIGlbHgYld)*

Portfolios of the Legg Mason Partners Variable Portfolios (Legg Mason Partners VP);

Legg Mason Partners VP I, Inc. – All Cap Portfolio – Class I (LMVPAllCap)*

Legg Mason Partners VP I, Inc. – Strategic Bond Portfolio – Class I (LMVPStratBd)*

Legg Mason Partners VP I, Inc. – Total Return Portfolio – Class I (LMVPTotRtr)*

Legg Mason Partners VP II, Inc. – Growth Portfolio – Class I (LMVPGro)*

Portfolio of the Lincoln Variable Insurance Products Trust (Lincoln VIP);

Lincoln VIP – Baron Growth Opportunities Funds – Service Class

    (formerly Baron Capital Funds Trust – Baron Capital Asset Fund – Insurance Shares) (LincGroOp)*

Portfolios of the MFS Variable Insurance Trust (MFS VIT);

MFS VIT – Investors Growth Stock Series – Initial Class (MFSInvGrSt)

MFS VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)*

MFS VIT – Mid Cap Growth Series – Service Class (MFSMidCapGrS)*

MFS VIT – Utilities Series – Initial Class (MFSUtil)*

MFS VIT – Utilities Series – Service Class (MFSUtilS)*

MFS VIT – Value Series – Initial Class (MFSValue)*

MFS VIT – Value Series – Service Class (MFSValueS)*

Nationwide GVIT Strategic Value Fund – Class I (NWStratV)*

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Federated High Income Bond Fund – Class I (NVITFHiInc)*

Nationwide VIT – Gartmore Emerging Markets Fund – Class I (NVITEmMrkts)*

Nationwide VIT – Gartmore Global Utilities Fund – Class I (NVITGlUtl)*

Nationwide VIT – Gartmore International Growth Fund – Class I (NVITIntGro)*

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I (NVITWLead)*

Nationwide VIT – Global Financial Services Fund – Class I (NVITGlFin)*

Nationwide VIT – Global Health Sciences Fund – Class I (NVITGlHlth)*

Nationwide VIT – Global Technology and Communications Fund – Class I (NVITGlTech)*

Nationwide VIT – Government Bond Fund – Class I (NVITGvtBd)

Nationwide VIT – Growth Fund – Class I(NVITGrowth)*

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)*

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)*

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)*

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2)*

(Continued)

23

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)*

Nationwide VIT – J.P. Morgan Balanced Fund – Class I (NVITJPBal)

Nationwide VIT – Mid Cap Growth Fund – Class I (NVITMdCpGr)*

Nationwide VIT – Mid Cap Index Fund – Class I (NVITMidCap)

Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

Nationwide VIT – Money Market Fund – Class V (NVITMyMkt5)*

Nationwide VIT – Multi-Manager Small Cap Growth Fund – Class I

    (formerly Gartmore GVIT – Small Cap Growth Fund – Class I) (NVITSmCapGr)*

Nationwide VIT – Multi-Manager Small Cap Value Fund – Class I

    (formerly Gartmore GVIT – Small Cap Value Fund – Class I) (NVITSmCapVal)*

Nationwide VIT – Multi-Manager Small Company Fund – Class I

    (formerly Gartmore GVIT – Small Company Fund – Class I) (NVITSmComp)

Nationwide VIT – Nationwide Fund – Class I (NVITNWFund)

Nationwide VIT – Nationwide Leaders Fund – Class I (NVITNWLead)*

Nationwide VIT – U.S. Growth Leaders Fund – Class I (NVITUSGro)*

Nationwide VIT – Van Kampen Comstock Value Fund – Class I (NVITVKVal)*

Nationwide VIT – Van Kampen Multi Sector Bond Fund – Class I (NVITMltSec)*

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT – Fasciano Portfolio – S Class Shares (NBTAFasc)*

Neuberger Berman AMT – Guardian Portfolio – I Class Shares (NBTAGuard)*

Neuberger Berman AMT – Mid Cap Growth Portfolio – I Class Shares (NBTAMCGr)*

Neuberger Berman AMT – Partners Portfolio – Class I (NBTAPart)*

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares (OppCapAp)

Oppenheimer VAF – Global Securities Fund – Non-Service Shares (OppGlSec)

Oppenheimer VAF – Main Street® – Non-Service Shares (OppMSt)*

Oppenheimer VAF – Mid Cap Fund – Non-Service Shares (OppMidCap)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT – All Asset Portfolio – Administrative Shares (PVITAllAst)*

PIMCO VIT – High Yield Portfolio – Administrative Shares (PVITHighY)*

PIMCO VIT – Low Duration Portfolio – Administrative Shares (PVITLowDur)*

PIMCO VIT – Real Return Portfolio – Administrative Shares (PVITRealRet)

PIMCO VIT – Total Return Portfolio – Administrative Shares (PVITTotRet)

Portfolio of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT – Pioneer High Yield Portfolio – Class I Shares (PioVHiYield)*

Portfolios of the Putnam Variable Trust (Putnam VT);

Putnam VT – International Equity Fund – IA Shares (PVTIntlEqIA)*

Putnam VT – International Equity Fund – IB Shares (PVTIntlEq)*

Portfolios of the Royce Captial Fund;

Royce Capital Fund – Micro Cap Portfolio (RCFMicroCap)*

Royce Capital Fund – Small Cap Portfolio (RCFSmCap)

Scudder VIT EAFE® Equity Index Fund – Class A Shares (SVITEqIndx)*

Portfolios T. Rowe Price;

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

T. Rowe Price Mid Cap Growth Portfolio – II (TRowMidCap2)*

T. Rowe Price New America Growth Portfolio (TRowNwAmGr)*

The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares (DrySRGro)*

Portfolios of the The Universal Institutional Funds, Inc. (The Universal IF, Inc) ;

The Universal IF, Inc. – Active International Allocation Portfolio (UIFIntAll)*

The Universal IF, Inc. – Emerging Markets Equity Portfolio – Class I (UIFEmMrkt)*

The Universal IF, Inc. – Technology Portfolio (UIFTech)*

Turner GVIT Growth Focus Fund – Class I (TurnGrowth)*

(Continued)

24

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Van Kampen Life Investment Trust (Van Kampen LIT);

Van Kampen LIT – Comstock Portfolio – Class II (VKLCom2)*

Van Kampen LIT – Enterprise Portfolio – Class II (VKLEnt2)*

Van Kampen LIT – Strategic Growth Portfolio – Class II (VKLStratGro2)*

Portfolios of the Van Kampen – The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class I (VKUCorPlus)*

Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKUEmMkt)*

Van Kampen UIF – Equity Growth Portfolio – Class I (VKUEqGro)*

Van Kampen UIF – Global Value Equity Portfolio – Class I (VKUGlobVal)*

Van Kampen UIF – High Yield Portfolio (VKUHiYld)*

Van Kampen UIF – International Magnum Portfolio – Class I (VKUIntMag)*

Van Kampen UIF – Mid Cap Growth Portfolio – Class II (VKUMCpGro2)*

Van Kampen UIF – Mid Cap Growth Portfolio – Class I (VKUMCpGro)

Van Kampen UIF – U.S. Mid Cap Value Portfolio – Class I (VKUUSMCpV)*

Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUUSRE)

Van Kampen UIF – Value Portfolio – Class I (VKUValue)*

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr)

Portfolio of the Wells Fargo Advantage Variable Trust FundsSM (Wells Fargo AVT);

Wells Fargo AVT – Opportunity FundSM (WFVOpp)*

At December 31, 2007, contract owners were invested in all of the above funds, except those noted with an asterisk(*). The contract owners’ equity is affected by the investment results of each fund, equity transaction by contract owners and certain contract expenses (see notes 2 and 3).

The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a First in – First out basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

25

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement
In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Policy Charges

(a)	Deductions from Premium
The Company deducts a charge for state premium taxes and sales expenses not to exceed 9.0% (reduced to 5.5% starting in the seventh policy year) of each premium received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners.

For the periods ended December 31, 2007 and 2006, total front-end sales charge deductions were $350,692 and $479,106, respectively.

(b)	Cost of Insurance
A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c)	Administrative Charges
The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

26

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Asset Charges
For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years and 0.10% thereafter. A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through the daily unit value calculation.

For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4)	Death Benefits
Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5)	Policy Loans (Net of Repayments)
Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

(6)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity.

Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

For the periods ended December 31, 2007 and 2006, there were no transfers into the Account from the fixed account and total transfers from the Account to the fixed account were $1,817,817 and $0, respectively.

(Continued)

27

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

(7) Financial Highlights

The following is a summary of units, unit fair values and contract owners’ equity outstanding for variable universal life contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier – (0.20%)
Fidelity® VIP – Equity-Income Portfolio – Service Class
2006	0.20%	413,340	$14.308356	$5,914,216	3.21%	19.84%
2005	0.20%	458,254	11.939536	5,471,340	1.80%	5.55%
2004	0.20%	610,162	11.312080	6,902,201	1.58%	11.16%
Fidelity® VIP – Growth Portfolio – Service Class
2006	0.20%	65,744	9.359100	615,305	0.29%	6.52%
2005	0.20%	71,030	8.786288	624,090	0.36%	5.46%
2004	0.20%	80,876	8.331220	673,796	0.16%	3.06%
Fidelity® VIP – Overseas Portfolio – Service Class
2006	0.20%	165,398	14.552107	2,406,889	0.59%	17.71%
2005	0.20%	112,464	12.362488	1,390,335	0.56%	18.73%
Fidelity® VIP II – Contrafund® Portfolio – Service Class
2006	0.20%	421,930	16.512980	6,967,322	1.13%	11.37%
2005	0.20%	385,314	14.827535	5,713,257	0.20%	16.61%
2004	0.20%	395,940	12.715028	5,034,388	0.26%	15.11%
Fidelity® VIP II – Index 500 Portfolio – Initial Class
2006	0.20%	398,514	12.105326	4,824,142	1.68%	15.50%
2005	0.20%	407,914	10.480980	4,275,338	1.68%	4.61%
2004	0.20%	436,930	10.018647	4,377,447	1.25%	10.39%
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2006	0.20%	20,748	13.086482	271,518	3.17%	4.09%
2005	0.20%	97,252	12.572029	1,222,655	2.93%	1.88%
2004	0.20%	38,490	12.340435	474,983	2.00%	4.11%
Fidelity® VIP III – Balanced Portfolio – Service Class
2006	0.20%	211,486	12.923625	2,733,166	1.98%	11.42%
2005	0.20%	233,518	11.599328	2,708,652	2.49%	5.40%
2004	0.20%	258,454	11.005178	2,844,332	1.85%	5.21%
Nationwide VIT – Money Market Fund – Class I
2006	0.20%	76	11.101216	844	4.37%	4.32%
2005	0.20%	76	10.641320	809	2.73%	2.46%
2004	0.20%	76	10.385497	789	0.83%	0.61%
BEST of AMERICA® America’s FUTURE Life SeriesSM
Reduced Fee Tier – (0.25%)
AIM VIF – Basic Value Fund – Series I
2004	0.25%	194,202	13.719318	2,664,319	0.00%	10.79%
2003	0.25%	34,744	12.382943	430,233	0.04%	33.29%
AIM VIF – Core Equity Fund – Series I
2007	0.25%	165,900	11.752729	1,949,778	1.22%	7.85%
2006	0.25%	145,236	10.897781	1,582,750	0.60%	8.98	% 04/28/06
AIM VIF – Core Stock Fund – Series I
2005	0.25%	101,482	11.436219	1,160,570	0.23%	3.10%
2004	0.25%	187,696	11.092753	2,082,065	0.74%	3.98%
2003	0.25%	187,983	10.668115	2,005,424	1.26%	22.29%
AIM VIF – Dynamics Fund – Series I
2004	0.25%	12,758	10.681061	136,269	0.00%	13.06%
2003	0.25%	4,116	9.447591	38,886	0.00%	37.48%
AIM VIF – Global Health Care Fund – Series I
2007	0.25%	712	15.559094	11,078	0.00%	11.57%
2006	0.25%	444	13.945062	6,192	0.00%	4.97%
2005	0.25%	174	13.284465	2,311	0.00%	7.88%
2004	0.25%	10,156	12.314241	125,063	0.00%	7.30%
2003	0.25%	9,388	11.476339	107,740	0.00%	27.46%
(Continued)

28

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

AIM VIF – Global Real Estate Fund – Series I
2003	0.25%	1,861	$18.434416	$34,306	5.75%	38.47%

AIM VIF – Growth Fund – Series I
2004	0.25%	277,828	10.959763	3,044,929	0.00%	9.60	% 04/30/04

AIM VIF – Mid Cap Core Equity Fund – Series I
2004	0.25%	209,352	14.193109	2,971,356	0.19%	13.53%
2003	0.25%	40,414	12.501247	505,225	0.00%	27.00%

AIM VIF – Small Cap Equity Fund – Series I
2007	0.25%	15,746	9.926107	156,296	0.06%	-0.74	% 05/01/07

AIM VIF – Small Cap Growth Fund – Series I
2006	0.25%	7,682	16.502275	126,770	0.00%	13.84%
2005	0.25%	6,448	14.495652	93,468	0.00%	4.93%
2004	0.25%	273,458	13.814641	3,777,724	0.00%	13.61%
2003	0.25%	160,568	12.159621	1,952,446	0.00%	33.10%

AIM VIF – Technology Fund – Series I
2004	0.25%	2,718	8.481089	23,052	0.00%	4.37%
2003	0.25%	20,669	8.125808	167,952	0.00%	44.93%

AIM VIF – Total Return Fund – Series I
2004	0.25%	154,896	9.921020	1,536,726	1.74%	3.47%
2003	0.25%	79,699	9.588040	764,157	2.74%	16.69%

AIM VIF – Utilities Fund – Series I
2003	0.25%	5,717	7.744429	44,275	1.05%	17.18%

AllianceBernstein VPS – Growth and Income Portfolio – Class A
2007	0.25%	161,334	14.423937	2,327,071	1.26%	4.85%

AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.25%	178,046	13.180290	2,346,698	1.30%	5.57%

American Funds IS – International Fund – Class 2
2007	0.25%	24,474	12.812068	313,563	1.60%	19.72%

Calvert Variable Series Inc. – Social Equity Portfolio
2007	0.25%	2,894	16.829986	48,706	0.00%	9.71%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.25%	289,724	13.023845	3,773,320	1.72%	4.99%

Dreyfus VIF – International Value Portfolio – Initial Shares
2007	0.25%	20,004	21.086722	421,819	0.98%	3.89%

Fidelity® VIP – Overseas Portfolio – Service Class
2007	0.25%	32,152	18.170494	584,218	2.29%	16.91%
2006	0.25%	27,214	15.541970	422,959	0.59%	17.65%
2005	0.25%	21,758	13.209999	287,423	0.56%	18.67%
2004	0.25%	444,828	11.131246	4,951,490	1.11%	13.20%
2003	0.25%	269,951	9.832886	2,654,397	0.81%	42.85%

Fidelity® VIP II – Contrafund® Portfolio – Service Class
2007	0.25%	20,082	20.313732	407,940	0.10%	17.21%

Franklin Templeton VIP – Foreign Securities Fund – Class 2
2007	0.25%	45,212	22.660573	1,024,530	1.96%	15.17%

INVESCO VIF Growth Fund
2003	0.25%	348,515	4.291770	1,495,746	0.00%	29.55%

Janus Aspen Series – Mid Cap Value Portfolio – Service Shares
2007	0.25%	12,938	15.673788	202,787	3.08%	6.90%

Legg Mason Partners VET – Investors Portfolio – Class I
2007	0.25%	3,698	17.628575	65,190	1.67%	3.64%
2006	0.25%	2,422	17.009403	41,197	2.54%	17.96%
2005	0.25%	1,084	14.419098	15,630	0.49%	6.26%
2004	0.25%	14,406	13.569403	195,481	2.21%	10.10%
2003	0.25%	7,070	12.324552	87,135	1.32%	32.00%

MFS VIT – Investors Growth Stock Series – Initial Class
2007	0.25%	42,154	12.325162	519,555	0.32%	11.08%

Nationwide VIT – Gartmore Worldwide Leaders Fund – Class I
2003	0.25%	4,733	8.554639	40,489	0.00%	35.72%
(Continued)

29

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Government Bond Fund – Class I
2007	0.25%	19,714	$15.458854	$304,756	4.79%	6.89%
2006	0.25%	12,244	14.462518	177,079	4.81%	3.08%
2005	0.25%	5,040	14.029861	70,710	2.97%	3.01%
2004	0.25%	21,918	13.620393	298,532	5.18%	3.00%
2003	0.25%	27,927	13.223142	369,283	2.73%	1.75%

Nationwide VIT – Growth Fund – Class I
2003	0.25%	28,670	5.146555	147,552	0.02%	32.41%

Nationwide VIT – J.P. Morgan Balanced Fund – Class I
2007	0.25%	145,402	12.794722	1,860,378	2.20%	4.36%
2006	0.25%	134,012	12.259877	1,642,971	2.37%	11.97%
2005	0.25%	122,946	10.949336	1,346,177	2.06%	2.29%

Nationwide VIT – Mid Cap Growth Fund – Class I
2003	0.25%	820	9.579740	7,855	0.00%	39.79%

Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.25%	161,396	23.618401	3,811,915	1.37%	7.29%
2006	0.25%	30,172	22.013684	664,197	1.16%	9.62%
2005	0.25%	24,440	20.082588	490,818	1.07%	11.82%
2004	0.25%	15,780	17.959872	283,407	0.59%	15.44%
2003	0.25%	324	15.557368	5,041	0.58%	34.31%

Nationwide VIT – Money Market Fund – Class I
2007	0.25%	564,022	13.002332	7,333,601	4.71%	4.53%
2006	0.25%	17,642	12.438934	219,448	4.37%	4.27%
2005	0.25%	15,932	11.929582	190,062	2.73%	2.41%

Nationwide VIT – Multi-Manager Small Company Fund – Class I
2007	0.25%	9,634	25.819531	248,745	0.09%	1.88%
2006	0.25%	8,254	25.344077	209,190	0.12%	11.76%
2005	0.25%	6,854	22.677354	155,431	0.00%	12.04%
2004	0.25%	1,086	20.240968	21,982	0.00%	18.72%
2003	0.25%	6,841	17.048620	116,630	0.00%	40.66%

Nationwide VIT – Nationwide Fund – Class I
2007	0.25%	64,850	13.689831	887,786	1.09%	7.91%
2006	0.25%	56,836	12.686370	721,043	1.12%	13.34%
2005	0.25%	48,504	11.192728	542,892	0.99%	7.17%
2004	0.25%	20,024	10.443524	209,121	1.31%	9.48%
2003	0.25%	21,730	9.539460	207,292	0.52%	27.19%

Nationwide VIT – Van Kampen Comstock Value Fund – Class I
2004	0.25%	9,778	10.467533	102,352	1.12%	17.21%
2003	0.25%	11,755	8.930936	104,983	1.80%	31.11%

Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2007	0.25%	124,738	13.464081	1,679,483	0.24%	13.86%

Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.25%	113,510	18.355281	2,083,508	1.28%	6.05%

PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.25%	137,486	15.452967	2,124,567	4.60%	10.37%

PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.25%	146,812	13.586098	1,994,602	4.80%	8.47%

Royce Capital Fund – Small-Cap Portfolio
2007	0.25%	87,162	16.440239	1,432,964	0.05%	-2.38%

T. Rowe Price Equity Income Portfolio – II
2007	0.25%	73,648	18.178518	1,338,811	1.70%	2.77%

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.25%	9,326	16.610427	154,909	0.00%	22.36%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2007	0.25%	844	33.696563	28,440	0.33%	-17.28%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2007	0.25%	49,766	16.444748	818,389	0.00%	13.23%
(Continued)

30

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BEST of AMERICA® America’s FUTURE Life SeriesSM Reduced Fee Tier – (0.40%)
AIM VIF – Basic Value Fund – Series I
2004	0.40%	39,136	$13.668757	$534,940	0.00%	10.63%
2003	0.40%	42,275	12.355819	522,342	0.04%	33.09%
AIM VIF – Core Stock Fund – Series I
2004	0.40%	27,000	10.993594	296,827	0.74%	3.82%
2003	0.40%	158,536	10.588631	1,678,679	1.26%	22.11%
AIM VIF – Growth Fund – Series I
2004	0.40%	48,662	10.948763	532,789	0.00%	9.49	% 04/30/04
AIM VIF – Mid Cap Core Equity Fund – Series I
2004	0.40%	42,190	14.140795	596,600	0.19%	13.36%
2003	0.40%	49,175	12.473849	613,402	0.00%	26.81%
AIM VIF – Small Cap Equity Fund – Series I
2007	0.40%	3,114	9.916162	30,879	0.06%	-0.84	% 05/01/07
AIM VIF – Small Cap Growth Fund – Series I
2006	0.40%	1,648	16.305796	26,872	0.00%	13.67%
2004	0.40%	52,750	13.691063	722,204	0.00%	13.44%
2003	0.40%	185,394	12.068934	2,237,508	0.00%	32.90%
AIM VIF – Total Return Fund – Series I
2004	0.40%	22,118	9.832340	217,472	1.74%	3.32%
2003	0.40%	71,235	9.516603	677,915	2.74%	16.51%
AllianceBernstein VPS – Growth and Income Portfolio – Class A
2006	0.40%	271,716	13.658375	3,711,199	1.38%	16.82%
2005	0.40%	233,326	11.691859	2,728,015	1.46%	4.45%
2004	0.40%	172,414	11.193833	1,929,974	0.86%	11.02%
2003	0.40%	94,893	10.082977	956,804	1.15%	31.97%
AllianceBernstein VPS – International Value Portfolio – Class A
2007	0.40%	30,652	13.142539	402,845	1.30%	5.42%
2006	0.40%	29,706	12.467326	370,354	0.00%	24.67	% 02/01/06
American Century VP – International Fund – Class I
2005	0.40%	25,592	9.194806	235,313	1.17%	12.80%
2004	0.40%	18,162	8.151177	148,042	0.00%	14.47%
American Funds IS – Growth Fund – Class 2
2007	0.40%	33,446	11.613220	388,416	0.73%	11.90%
2006	0.40%	24,898	10.378426	258,402	0.69%	3.78	% 05/1/06
American Funds IS – International Fund – Class 2
2007	0.40%	59,054	12.780047	754,713	1.60%	19.54%
2006	0.40%	39,608	10.690968	423,448	1.43%	6.91	% 05/01/06
Calvert Variable Series Inc. – Social Equity Portfolio
2006	0.40%	2,976	15.240875	45,357	0.00%	9.62%
2005	0.40%	3,084	13.903575	42,879	0.06%	4.13%
2004	0.40%	3,150	13.352495	42,060	0.08%	6.73%
2003	0.40%	2,995	12.510533	37,469	0.02%	21.69%
Dreyfus IP – Small Cap Stock Index Portfolio – Service Shares
2006	0.40%	790	15.520951	12,262	0.46%	13.96%
2005	0.40%	2,514	13.620186	34,241	0.00%	6.81%
2004	0.40%	2,156	12.752292	27,494	1.20%	21.40%
2003	0.40%	42	10.504526	441	0.63%	37.23%
Dreyfus Stock Index Fund, Inc. – Initial Shares
2007	0.40%	78,016	12.849461	1,002,464	1.72%	4.83%
2006	0.40%	394,470	12.257097	4,835,057	1.70%	15.04%
2005	0.40%	360,122	10.654824	3,837,037	1.66%	4.27%
2004	0.40%	326,338	10.218046	3,334,537	1.97%	10.20%
2003	0.40%	217,474	9.272395	2,016,505	1.82%	27.85%
Dreyfus VIF – International Value Portfolio – Initial Shares
2006	0.40%	116,234	20.055172	2,331,093	1.47%	22.11%
2005	0.40%	115,534	16.423973	1,897,527	0.00%	11.44%
2004	0.40%	84,172	14.737382	1,240,475	1.24%	19.54%
2003	0.40%	51,497	12.328061	634,858	6.21%	35.81%
(Continued)

31

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® VIP – Equity-Income Portfolio – Service Class
2003	0.40%	636,125	$11.495307	$7,312,452	1.68%	29.70%
Fidelity® VIP – Growth Portfolio – Service Class
2006	0.40%	848	10.352362	8,779	0.29%	6.31%
2005	0.40%	4,722	9.738159	45,984	0.36%	5.25%
2004	0.40%	3,898	9.252214	36,065	0.16%	2.85%
2003	0.40%	77,099	8.995716	693,561	0.03%	32.25%
Fidelity® VIP – Overseas Portfolio – Service Class
2004	0.40%	84,776	11.031720	935,225	1.11%	13.03%
2003	0.40%	305,807	9.759585	2,984,549	0.81%	42.63%
Fidelity® VIP II – Contrafund®Portfolio – Service Class
2006	0.40%	20,772	17.124450	355,709	1.13%	11.15%
2005	0.40%	21,520	15.407287	331,565	0.20%	16.38%
2004	0.40%	21,972	13.238537	290,877	0.26%	14.88%
2003	0.40%	405,029	11.523894	4,667,511	0.36%	27.84%
Fidelity® VIP II – Index 500 Portfolio – Initial Class
2003	0.40%	432,638	7.829650	3,387,404	1.53%	27.90%
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2003	0.40%	97,914	11.796195	1,155,013	2.74%	4.64%
Fidelity® VIP III – Balanced Portfolio – Service Class
2003	0.40%	191,781	10.283429	1,972,166	2.48%	17.06%
Franklin Templeton VIP – Foreign Securities Fund – Class 2
2006	0.40%	46,508	19.549201	909,194	1.47%	20.96%
2005	0.40%	62,286	16.161499	1,006,635	1.07%	9.73%
2004	0.40%	78,650	14.728417	1,158,390	1.06%	18.06%
2003	0.40%	49,066	12.475864	612,141	1.59%	31.68%
Goldman Sachs VIT Mid Cap Value Fund
2007	0.40%	10,358	28.903118	299,378	0.74%	2.79%
2006	0.40%	14,480	28.118779	407,160	0.96%	15.70%
2005	0.40%	12,040	24.302910	292,607	0.63%	12.38%
2004	0.40%	8,870	21.626334	191,826	0.99%	25.38%
2003	0.40%	247	17.248288	4,260	4.06%	27.88%
INVESCO VIF Growth Fund
2003	0.40%	426,314	4.259733	1,815,984	0.00%	29.36%
Janus Aspen Series – Mid Cap Value Portfolio – Service Shares
2007	0.40%	9,006	15.588673	140,392	3.08%	6.74%
2006	0.40%	6,830	14.604104	99,746	2.68%	14.61%
JPMorgan Insurance Trust – Balanced Portfolio 1
2006	0.40%	126	11.137494	1,403	6.43%	10.54%
2005	0.40%	1,144	10.075754	11,527	2.43%	2.09%
2004	0.40%	1,192	9.869290	11,764	1.17%	5.31%
2003	0.40%	177	9.371697	1,659	0.00%	16.73%
JPMorgan Insurance Trust – Core Bond Portfolio 1
2006	0.40%	220	14.221560	3,129	4.14%	3.72%
2005	0.40%	1,868	13.711626	25,613	3.15%	1.98%
2004	0.40%	1,892	13.445176	25,438	1.81%	3.72%
2003	0.40%	218	12.963219	2,826	0.00%	3.46%
JPMorgan Insurance Trust – Diversified Mid Cap Growth Portfolio 1
2006	0.40%	594	10.340957	6,143	0.00%	10.95%
2005	0.40%	2,224	9.320747	20,729	0.00%	10.65%
2004	0.40%	2,050	8.423606	17,268	0.00%	12.17%
2003	0.40%	221	7.509677	1,660	0.00%	26.64%
JPMorgan Insurance Trust – Diversified Mid Cap Value Portfolio 1
2005	0.40%	1,512	16.666561	25,200	0.47%	9.32%
2004	0.40%	50	15.246029	762	0.29%	14.94%
JPMorgan Insurance Trust – Equity Index Portfolio 1
2005	0.40%	3,856	8.626320	33,263	1.05%	4.04%
2004	0.40%	3,698	8.291329	30,661	0.34%	9.90%
2003	0.40%	132	7.544510	996	0.00%	27.47%
(Continued)

32

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

MFS VIT – Investors Growth Stock Series – Initial Class
2006	0.40%	43,392	$11.017000	$478,050	0.00%	7.15%
2005	0.40%	57,102	10.282095	587,128	0.33%	4.07%
2004	0.40%	110,050	9.879737	1,087,265	0.00%	8.75%
2003	0.40%	84,317	9.084887	766,010	0.00%	22.53%
MFS VIT – Value Series – Initial Class
2004	0.40%	28,266	11.800888	333,564	0.83%	14.72%
2003	0.40%	20,767	10.286766	213,625	0.00%	24.46%
Nationwide VIT – Mid Cap Index Fund – Class I
2007	0.40%	2,696	23.302150	62,823	1.37%	7.13%
2006	0.40%	184,016	21.751707	4,002,662	1.16%	9.45%
2005	0.40%	171,914	19.873309	3,416,500	1.07%	11.65%
2004	0.40%	136,290	17.799298	2,425,866	0.59%	15.27%
2003	0.40%	99,787	15.441403	1,540,851	0.58%	34.11%
Nationwide VIT – Money Market Fund – Class I
2007	0.40%	3,456	12.827413	44,332	4.71%	4.37%
2006	0.40%	325,286	12.290178	3,997,823	4.37%	4.11%
2005	0.40%	195,028	11.804619	2,302,231	2.73%	2.26%
2004	0.40%	146,872	11.543898	1,695,475	0.83%	0.41%
2003	0.40%	107,374	11.496973	1,234,476	0.55%	0.22%
Nationwide VIT – Multi-Manager Small Company Fund – Class I
2006	0.40%	1,618	25.042525	40,519	0.12%	11.59%
2005	0.40%	2,364	22.441067	53,051	0.00%	11.87%
2004	0.40%	530	20.060030	10,632	0.00%	18.55%
2003	0.40%	78	16.921572	1,320	0.00%	40.45%
Nationwide VIT – Nationwide Fund – Class I
2005	0.40%	204	11.076090	2,260	0.99%	7.01%
Oppenheimer VAF – Capital Appreciation Fund – Non-Service Shares
2006	0.40%	135,012	11.740817	1,585,151	0.30%	7.52%
2005	0.40%	85,240	10.919800	930,804	0.97%	4.68%
2004	0.40%	20,074	10.431598	209,404	0.00%	6.51%
Oppenheimer VAF – Global Securities Fund – Non-Service Shares
2007	0.40%	4,540	18.197382	82,616	1.28%	5.89%
2006	0.40%	151,210	17.184784	2,598,511	0.93%	17.22%
2005	0.40%	112,310	14.659892	1,646,452	0.87%	13.85%
2004	0.40%	76,140	12.876219	980,395	1.14%	18.69%
2003	0.40%	58,774	10.848847	637,630	0.16%	42.45%
PIMCO VIT – Real Return Portfolio – Administrative Shares
2007	0.40%	29,524	15.319558	452,295	4.60%	10.20%
2006	0.40%	151,390	13.901483	2,104,546	4.26%	0.34%
2005	0.40%	133,526	13.854354	1,849,916	2.86%	1.67%
2004	0.40%	92,138	13.627337	1,255,596	0.99%	8.45%
2003	0.40%	84,012	12.565018	1,055,612	2.61%	8.42%
PIMCO VIT – Total Return Portfolio – Administrative Shares
2007	0.40%	76,206	13.468801	1,026,403	4.80%	8.31%
2006	0.40%	193,768	12.435917	2,409,683	4.46%	3.43%
2005	0.40%	166,900	12.023223	2,006,676	3.64%	2.02%
2004	0.40%	70,122	11.785439	826,419	1.94%	4.46%
2003	0.40%	52,710	11.282022	594,675	2.95%	4.62%
Royce Capital Fund – Small-Cap Portfolio
2007	0.40%	13,132	16.298801	214,036	0.05%	-2.53%
2006	0.40%	119,218	16.721738	1,993,532	0.06%	15.11%
2005	0.40%	118,794	14.527033	1,725,724	0.00%	8.13%
2004	0.40%	101,118	13.435110	1,358,531	0.00%	24.45%
2003	0.40%	72,341	10.795330	780,945	0.00%	40.54%
T. Rowe Price Equity Income Portfolio – II
2007	0.40%	27,044	18.033915	487,709	1.70%	2.62%
2006	0.40%	26,076	17.574134	458,263	1.40%	18.18%
2005	0.40%	17,408	14.871262	258,879	1.42%	3.28%
2004	0.40%	12,254	14.398668	176,441	1.99%	14.16%
2003	0.40%	210	12.612824	2,649	2.54%	24.67%
(Continued)

33

NATIONWIDE VL SEPARATE ACCOUNT– D (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Van Kampen UIF – Mid Cap Growth Portfolio – class I
2007	0.40%	5,982	$16.407241	$98,148	0.00%	22.17%
2006	0.40%	9,672	13.429460	129,890	0.00%	8.84%
W&R Target Funds, Inc– Small Cap Growth Portfolio
2007	0.40%	2,126	16.303263	34,661	0.00%	13.06%
2006	0.40%	74,806	14.419908	1,078,696	0.00%	4.64%
2005	0.40%	50,744	13.781072	699,307	0.00%	12.43%
2004	0.40%	42,666	12.257131	522,963	0.00%	13.84%
2003	0.40%	35,681	10.767230	384,186	0.00%	35.23%

Contract Owners’ Equity Total By Year

2007				$45,777,513

2006				$64,229,831

2005				$51,809,031

2004				$65,936,045

2003				$52,487,131

*
This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are assessed through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or cost of insurance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

34

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2007 and 2006, and the related statements of income, shareholder’s equity and cash flows for each of the years in the three-year period ended December 31, 2007.  In connection with our audits of the financial statements, we also have audited financial statement schedules I, IV and V.  These financial statements and financial statement schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2007, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio
April 25, 2008

1

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Balance Sheets
(in millions, except per share amounts)

	December 31,
	2007	2006

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $2,608.7 and $3,255.7)	$ 2,598.5	$ 3,242.1
Equity securities (cost $5.6 and $5.6)	5.5	5.6
Mortgage loans on real estate, net	824.8	1,011.9
Short-term investments, including amounts managed by a related party	94.3	223.7
Other investments	4.9	2.3
Total investments	3,528.0	4,485.6

Deferred policy acquisition costs	284.1	245.2
Reinsurance receivable from a related party	129.1	125.8
Other assets	640.1	798.1
Separate account assets	1,736.4	1,946.9
Total assets	$ 6,317.7	$ 7,601.6

Liabilities and Shareholder’s Equity:
Liabilities:
Future policy benefits and claims	$ 3,905.1	$ 5,078.9
Other liabilities	202.2	119.0
Separate account liabilities	1,736.4	1,946.9
Total liabilities	5,843.7	7,144.8

Shareholder’s equity:
Common stock ($40 par value; authorized, issued and outstanding - 0.1 shares)	2.6	2.6
Additional paid-in capital	248.0	248.0
Retained earnings	225.7	210.0
Accumulated other comprehensive loss	(2.3)	(3.8)
Total shareholder’s equity	474.0	456.8
Total liabilities and shareholder’s equity	$ 6,317.7	$ 7,601.6

  See accompanying notes to financial statements.
2

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Income
(in millions)

		Years ended December 31,
	2007	2006	2005

Revenues:
Policy charges	$ 60.4	$ 63.3	$ 61.5
Premiums	12.0	10.5	8.6
Net investment income	45.5	42.3	37.6
Net realized investment (losses) gains	(24.6)	(16.9)	0.9
Other income	0.4	0.3	0.4
Total revenues	93.7	99.5	109.0

Benefits and expenses:
Interest credited to policyholder accounts	15.5	13.5	12.4
Benefits and claims	19.1	21.0	16.0
Amortization of deferred policy acquisition costs	21.7	26.0	15.0
Other operating expenses	15.9	6.5	14.8
Total benefits and expenses	72.2	67.0	58.2

Income from continuing operations before federal income tax expense	21.5	32.5	50.8
Federal income tax expense	5.8	7.0	14.6
Net income	$ 15.7	$ 25.5	$ 36.2

See accompanying notes to financial statements.
3

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Changes in Shareholder’s Equity
(in millions)

	Common stock	Additional paid-in capital		Retained earnings		Accumulated other comprehensive income (loss)	Total shareholder’s equity

Balance as of December 31, 2004	$ 2.6	$ 248.0	#	$ 148.3	#	$ 45.8	$ 444.7
Comprehensive loss:
Net income	-	-		36.2		-	36.2
Other comprehensive loss, net of taxes	-	-		-		(44.3)	(44.3)
Total comprehensive loss							(8.1)
Balance as of December 31, 2005	2.6	248.0	#	184.5	#	1.5	436.6

Comprehensive income:
Net income	-	-		25.5		-	25.5
Other comprehensive loss, net of taxes	-	-		-		(5.3)	(5.3)
Total comprehensive income							20.2
Balance as of December 31, 2006	2.6	248.0	#	210.0	#	(3.8)	456.8

Comprehensive income:
Net income	-	-		15.7		-	15.7
Other comprehensive income, net of taxes	-	-		-		1.5	1.5
Total comprehensive income							17.2
Balance as of December 31, 2007	$ 2.6	$ 248.0	#	$ 225.7	#	$ (2.3)	$ 474.0

See accompanying notes to financial statements.
4

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Statements of Cash Flows
(in millions)

	Years ended December 31,
	2007	2006	2005

Cash flows from operating activities:
Net income	$ 15.7	$ 25.5	$ 36.2
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains)	24.6	16.9	(0.9)
Interest credited to policyholder accounts	15.5	13.5	12.4
Capitalization of deferred policy acquisition costs	(58.9)	(52.2)	(40.9)
Amortization of deferred policy acquisition costs	21.7	26.0	15.0
Amortization and depreciation	7.6	12.6	17.3
Decrease (increase) in other assets	93.7	3.1	(8.0)
(Decrease) increase in policy and other liabilities	100.0	(7.9)	2.4
Net cash provided by operating activities	219.9	37.5	33.5

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	780.4	972.3	543.2
Proceeds from sale of securities available-for-sale	700.6	806.0	491.0
Proceeds from repayments or sales of mortgage loans on real estate	225.4	277.2	279.2
Cost of securities available-for-sale aquired	(861.0)	(722.6)	(742.9)
Cost of mortgage loans on real estate originated or acquired	(39.4)	(105.8)	(234.6)
Net decrease (increase) in short-term investments	129.4	(47.4)	(26.2)
Collateral paid - securities lending, net	(17.6)	(77.9)	(2.4)
Other, net	(4.4)	0.6	3.4
Net cash provided by investing activities	913.4	1,102.4	310.7

Cash flows from financing activities:
Investment and universal life insurance product deposits	186.6	168.4	211.7
Investment and universal life insurance product withdrawals	(1,319.9)	(1,308.3)	(555.9)
Net cash used in financing activities	(1,133.3)	(1,139.9)	(344.2)

Net increase in cash	-	-	-
Cash, beginning of period	-	-	-
Cash, end of period	$ -	$ -	$ -

See accompanying notes to financial statements.
5

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(1)	Nature of Operations

Nationwide Life and Annuity Insurance Company (NLAIC or the Company) provides long-term savings and retirement products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS).  The Company is a member of the Nationwide group of companies, which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.  The Company offers individual annuity contracts, universal life insurance, variable universal life insurance and corporate-owned life insurance (COLI) on a non-participating basis.

As of December 31, 2007 and 2006, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following:  the balance, recoverability and amortization of deferred policy acquisition costs (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Certain items in the 2006 and 2005 financial statements and related notes have been reclassified to conform to the current presentation.

(a)	Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading.  All fixed maturity and marketable equity securities are classified as available-for-sale.  Available-for-sale securities are stated at fair value, with unrealized gains and losses, net of adjustments to DAC and deferred federal income taxes, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity.  The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

6

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations.  For fixed maturity securities not priced by independent services (generally private placement securities), an internally developed pricing model or “corporate pricing matrix” is most often used.  The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings.  The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond.  The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.  Additionally, a “structured product model” is used to value certain fixed maturity securities with complex cash flows, such as certain mortgage-backed and asset-backed securities.  The structured product model uses third party pricing tools.  For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows.  The Company also utilized broker quotes in pricing securities or to validate modeled prices.  As of December 31, 2007, 66% of the fair values of fixed maturity securities were obtained from independent pricing services, 21% from the Company’s pricing matrices and 13% from other sources compared to 69%, 24% and 7%, respectively, in 2006.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

For debt and equity securities not subject to Emerging Issues Task Force Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20), an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security.  Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.  Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

In addition to the above, for certain securitized financial assets with contractual cash flows, including asset-backed securities, EITF 99-20 also requires the Company to periodically update its best estimate of cash flows over the life of the security.  If the fair value of a securitized financial asset is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the investment to fair value.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities.  When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.  Any resulting adjustment is included in net investment income.  All other investment income is recorded using the interest method without anticipating the impact of prepayments.

7

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers.  Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.  In addition to the valuation allowance on specific loans, the Company maintains an allowance not yet specifically identified by loan for probable losses inherent in the loan portfolio as of the balance sheet date.  The valuation allowance account for mortgage loans on real estate reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan.  Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Changes in the valuation allowance are recorded in net realized investment gains and losses.  Loans in foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S.  As of December 31, 2007, the Company’s largest exposure to any single borrower, region and property type was 3%, 22% and 30%, respectively, of the Company’s general account mortgage loan portfolio, compared to 3%, 24% and 32%, respectively, as of December 31, 2006.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification.  Changes in the Company’s mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in net realized investment gains and losses.

(b)	Derivative Instruments

Derivatives are carried at fair value.  On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction.  The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions.  This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.  The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items.  When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities.  In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments.  Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates.  Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.  Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in net realized investment gains and losses.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder accounts consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as net realized investment gains and losses, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

8

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting.  The Company does not enter into speculative positions.  Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy.  For example, the Company may sell credit default protection through a credit default swap.  Although the credit default swap is not effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk.  The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability.  Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap.  Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in net realized investment gains and losses.

(c)                 Revenues and Benefits

Investment and Universal Life Insurance Products:  Investment products primarily consist of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.  Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products:  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(d)                 Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.  The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year and varies by product.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate with the Standard & Poor’s (S&P) 500 Index in the aggregate.  If actual net separate account investment performance varies from the current assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption.  This process is referred to as a reversion to the mean.  The assumed net separate account investment return assumptions used in the DAC models are intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.  See below for a discussion of current year assumption changes.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed time period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.  See below for a discussion of current year assumption changes.

During 2007, the Company determined as part of its analysis of DAC that the overall profitability of separate account products is expected to exceed previous estimates due to favorable financial market trends.  Accordingly, the Company unlocked its DAC assumptions after completing a comprehensive review of assumptions used to project DAC and other related balances, including sales inducement assets, unearned revenue reserves, and guaranteed minimum death and income benefit reserves.  This review covered all assumptions including expected separate account investment returns, lapse rates, mortality and expenses.  Additionally, while the Company estimates that the overall profitability of its variable products has improved, it also expects the long-term net growth in separate account investment performance to moderate.  As a result of its current analysis, including its evaluation of ongoing trends and expectations regarding financial market performance, the Company reduced its long-term net separate account growth rate assumption from approximately 8% to approximately 7%.  The Company unlocked assumptions, as appropriate, for all investment products and variable universal life insurance products in order to remain consistent across product lines using revised assumptions which reflect the Company’s current best estimate of future events.  Therefore, during 2007 the Company recorded a net increase in DAC and a benefit to DAC amortization and other related balances totaling $2.8 million pre-tax.

The most significant assumption changes that resulted from the Company’s unlocking decisions were resetting the anchor date for reversion to the mean calculations to June 30, 2007, resulting in resetting the assumption for net separate account growth to approximately 7% during the three-year reversion period; resetting the long-term assumption for net separate account growth and the discount rate used to calculate the present value of estimated gross profits to approximately 7% (formerly approximately 8%); and increasing estimated lapse rates for fixed annuity products.

10

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(e)           Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities.  Investment income and realized gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

(f)           Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

(g)                 Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.  Any such change could significantly affect the amounts reported in the statements of income.  Management has established reserves in accordance with Financial Accounting Standards Board (FASB) Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48) based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation.  Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns.  Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes.  Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.  Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

11

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(h)                 Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

(i)      Change in Accounting Principle

Historically, the Company accrued for legal costs associated with litigation defense and regulatory investigations by estimating the ultimate costs of such activity.  Beginning April 1, 2007, the Company’s accrual for such legal expenses includes only the amount for services that have been provided but not yet paid.  The Company believes the newly adopted accounting principle is preferable because it more accurately reflects expenses in the periods in which they are incurred.  The Company continues to estimate and accrue the ultimate amounts expected to be paid for litigation and regulatory investigation loss contingencies.  The impact of the Company’s retroactive application of the adoption of this change in accounting principle was immaterial as of December 31, 2004 and for the year ended December 31, 2005.

(3)	Recently Issued Accounting Standards

In December 2007, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 141 (revised 2007), Business Combinations (SFAS 141R), which replaces SFAS No. 141, Business Combinations (SFAS 141).  The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a business combination and its effects.  Accordingly, SFAS 141R establishes principles and requirements for how the acquirer:  1) recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree; 2) recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase; and 3) determines what information to disclose to enable users of the financial statements to evaluate the nature and financial effects of the business combination.  SFAS 141R applies to all transactions or other events in which an entity obtains control of one or more businesses and retains the fundamental requirements in SFAS 141 that the acquisition method of accounting be used for all business combinations and for an acquirer to be identified for each business combination.  SFAS 141R defines the acquirer as the entity that obtains control of one or more businesses in the business combination and establishes the acquisition date as the date that the acquirer achieves control.  SFAS 141R is applicable prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  Earlier application is prohibited.  The Company currently is evaluating the impact of adopting SFAS 141R.

In June 2007, the Accounting Standards Executive Committee (AcSEC) of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies (SOP 07-1).  SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (the Guide).  For those entities that are investment companies under SOP 07-1, this SOP also addresses whether the specialized industry accounting principles of the Guide (i.e., fair value accounting) should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity (referred to as an equity method investor).  In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor.  The provisions of SOP 07-1 were to be effective for fiscal years beginning on or after December 15, 2007.  On February 14, 2008, the FASB issued FASB Staff Position (FSP) SOP 07-1-1, which delays indefinitely the effective date of SOP 07-1.  The Company will monitor the FASB and AICPA deliberations regarding this standard.

12

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

In April 2007, the FASB issued FSP FIN 39-1, An Amendment of FASB Interpretation No. 39 (FSP FIN 39-1).  FSP FIN 39-1 addresses whether a reporting entity that is party to a master netting arrangement can offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments that have been offset under the same master netting arrangement in accordance with paragraph 10 of Interpretation 39.  FSP FIN 39-1 is effective for fiscal years beginning after November 15, 2007, with early application permitted.  FSP FIN 39-1 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statement No. 115 (SFAS 159).  SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.  The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions.  SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments.  SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities.  SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value.  In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments.  SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007.  The Company has not elected adoption of SFAS 159 for any financial instruments to date but will assess election for new financial assets or liabilities on a prospective basis.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans– an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158).  SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income.  SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions.  An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006.  The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008.  The Company adopted SFAS 158 effective December 31, 2006.  The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157.  SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements.  SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings.  For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements.  For recurring fair value measurements using significant unobservable inputs, the reporting entity shall disclose the effect of the measurements on earnings for the period.  SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted.  The Company will adopt SFAS 157 effective January 1, 2008.  SFAS 157 will not have a material impact on the Company’s financial position or results of operations upon adoption.

13

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108).  SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements.  SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors.  SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements.  The Company adopted SAB 108 effective December 31, 2006.  SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FIN 48.  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  FIN 48 is effective for fiscal years beginning after December 15, 2006.  The Company adopted FIN 48 effective January 1, 2007.  FIN 48 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156). SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140).  SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable.  SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value.  An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value.  Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities.  By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period.  SFAS 156 is effective for fiscal years beginning after September 15, 2006.  The Company adopted SFAS 156 effective January 1, 2007.  SFAS 156 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155).  SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140.  SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets.  In summary, SFAS 155:  (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument.  SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006.  Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis.  The Company adopted SFAS 155 effective January 1, 2006.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, AcSECissued SOP 05-1.  SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB.  SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract.  SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.  Retrospective application of SOP 05-1 to previously issued financial statements is not permitted.  Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year.  The Company adopted SOP 05-1 effective January 1, 2007.  On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements.  SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions.  SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted.  The Company adopted SFAS 154 effective January 1, 2006.  SFAS 154 did not have any impact on the Company’s financial position or results of operations upon adoption.

(4)	Fair Value of Financial Instruments

Assets and liabilities that are presented at fair value in the balance sheets are not included in the disclosures below, including investment securities, cash, separate accounts, securities lending collateral and derivative financial instruments.  Those financial assets and liabilities not presented at fair value are discussed below.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties.  In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances.  Such estimates of fair value consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances.  Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis.  Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, defaults, prepayments and volatility.

Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques.  These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows.  Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially.  In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Mortgage loans on real estate, net:  The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.  Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans:  The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

Investment contracts:  The fair value for the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements as of December 31:
	2007			2006
	Carrying		Estimated	Carrying		Estimated
(in millions)	value		fair value	value		fair value

Assets
Investments:
Mortgage loans on real estate, net	$ 824.8	#	$ 830.9	$ 1,011.9	#	$ 996.3
Policy loans	4.9		4.9	2.3		2.3

Liabilities
Investment contracts	(3,392.2)		(3,291.7)	(4,664.7)		(4,490.6)

(5)	Derivative Financial Instruments

Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities.  As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets.  In an effort to mitigate the risk from this mismatch, the Company enters into various types of derivative instruments, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates.  The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments.  The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment.  The net receipt of a variable rate will then approximate the variable rate paid on the liability.

As a result of entering into fixed rate commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to funding of the loans.  In an effort to manage this risk, the Company enters into short U.S. Treasury futures and/or pay fixed interest rate swaps during the commitment period.  With short U.S. Treasury futures or pay fixed interest rate swaps, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments such as commercial mortgage loans and corporate bonds.  As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates.  Such variability poses risks to the Company when the assets are funded with fixed rate liabilities.  In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

16

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments.  The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment.  The net receipt of a fixed rate will then more closely match the fixed rate paid on the liability.

Foreign Currency Risk Management

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates.  In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments.  Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR.  These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in a foreign currency, and receive a fixed U.S. dollar rate.  The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk.  These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of separate account assets are a significant source of revenue to the Company.  As of December 31, 2007, approximately 77% of separate account assets were invested in equity mutual funds (approximately 77% as of December 31, 2006).  Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue.  In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate amortization of DAC.

Many of the Company’s individual variable annuity contracts offer guaranteed minimum death benefit (GMDB) features.  A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on premiums paid less amounts withdrawn or contract value on a specified anniversary date.  A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value.  This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company implemented a GMDB economic hedging program for certain new and existing business.  Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements.  The GMDB economic hedging program is designed to offset changes in the economic value of the designated GMDB obligation.  Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation.  The futures are not designated as hedges and, therefore, hedge accounting is not applied.  The Company’s economic and accounting hedges are not perfectly offset.  Therefore, the economic hedging activity is likely to lead to earnings volatility.  This volatility was negligible in 2007.  As of December 31, 2007 and 2006, the Company’s net amount at risk was $10.4 million and $13.8 million, respectively.  As of December 31, 2007 and 2006, the Company’s reserve for GMDB claims was $1.2 million and $0.8 million, respectively.

Other Non-Hedging Derivatives

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond.  These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread.  The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company.  The credit default swaps do not qualify for hedge accounting treatment.

17

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company.  The purchased credit default protection is not designated for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2007, 2006 and 2005, a net loss of $0.2 million, a net gain of $0.1 million and a net gain of $0.1 million, respectively, were recognized in net realized investment gains and losses.  This represents the ineffective portion of the fair value hedging relationships.  There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.  There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

Cash Flow Hedges

For the years ended December 31, 2007, 2006 and 2005, the ineffective portion of cash flow hedges was a net loss of $0.1 million, a net gain of $0.1 million and a net gain of $0.2 million, respectively.  There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

Other Derivative Instruments

Net realized investment gains and losses for the years ended December 31, 2007, 2006 and 2005 included a net loss of $4.2 million, a net gain of $0.2 million and a net loss of $1.2 million, respectively, related to other derivative instruments not designated in hedging relationships.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2007	2006

Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$ 7.0	$ 7.0
Pay variable/receive fixed rate swaps hedging investments	3.0	8.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	31.5	32.4
Credit default swaps	52.0	56.0
Total	$ 93.5	$ 103.4

The notional value is the amount upon which exchanges of interest are based.  Exposure to a counterparty arises if the net expected cash flows are positive, as calculated based on forward interest rate curves and notional contract values.

18

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(6)	Investments

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value
December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 7.4	$ 0.3	$ -	$ 7.7
Agencies not backed by the full faith and credit of the U.S. Government	29.2	0.9	-	30.1
Obligations of states and political subdivisions	33.7	0.2	0.1	33.8
Corporate securities
Public	804.1	13.6	12.7	805.0
Private	693.8	14.3	6.8	701.3
Mortgage-backed securities	613.7	3.9	10.7	606.9
Asset-backed securities	426.8	2.0	15.1	413.7
Total fixed maturity securities	2,608.7	35.2	45.4	2,598.5
Equity securities	5.6	-	0.1	5.5
Total securities available-for-sale	$ 2,614.3	$ 35.2	$ 45.5	$ 2,604.0

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 17.4	$ 0.3	$ 0.3	$ 17.4
Agencies not backed by the full faith and credit of the U.S. Government	19.3	-	0.2	19.1
Obligations of states and political subdivisions	41.8	0.1	0.9	41.0
Corporate securities
Public	1,178.6	13.0	14.9	1,176.7
Private	876.1	13.4	12.5	877.0
Mortgage-backed securities	602.6	0.8	10.5	592.9
Asset-backed securities	519.9	2.7	4.6	518.0
Total fixed maturity securities	3,255.7	30.3	43.9	3,242.1
Equity securities	5.6	-	-	5.6
Total securities available-for-sale	$ 3,261.3	$ 30.3	$ 43.9	$ 3,247.7
The market value of the Company’s general account investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  In addition, the Company may be likely to experience realized investment losses to the extent its liquidity needs require the disposition of general account fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

19

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2007.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized		Estimated
(in millions)	cost		fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 204.4	#	$ 203.7
Due after one year through five years	741.8	#	754.7
Due after five years through ten years	431.5	#	430.1
Due after ten years	190.5	#	189.4
Subtotal	1,568.2	#	1,577.9
Mortgage-backed securities	613.7	#	606.9
Asset-backed securities	426.8	#	413.7
Total	$ 2,608.7	#	$ 2,598.5
The following table presents the components of net unrealized losses on securities available-for-sale as of December 31:

(in millions)	2007	2006

Net unrealized losses, before adjustments and taxes	$ (10.3)	$ (13.6)
Adjustment to DAC	14.5	12.8
Deferred federal income taxes	(2.0)	0.3
Net unrealized losses	$ 2.2	$ (0.5)
The following table presents an analysis of the net increase (decrease) in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2007	2006	2005

Fixed maturity securities	$ 3.4	$ (18.3)	$ (143.4)
Equity securities	(0.1)	(0.2)	(0.8)
Net increase (decrease)	$ 3.3	$ (18.5)	$ (144.2)

20

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

For securities available-for-sale as of the dates indicated, the following table summarizes the Company’s gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position:

	Less than or equal to one year		More than one year		Total
		Gross		Gross		Gross
	Estimated	unrealized	Estimated	unrealized	Estimated	unrealized
(in millions)	fair value	losses	fair value	losses	fair value	losses

December 31, 2007:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$ -	$ -	$ 0.2	$ -	$ 0.2	$ -
Obligations of states and
political subdivisions	0.1	-	22.3	0.1	22.4	0.1
Corporate securities
Public	232.1	6.9	189.3	5.8	421.4	12.7
Private	60.4	0.8	280.8	6.0	341.2	6.8
Mortgage-backed securities	155.7	3.4	236.5	7.3	392.2	10.7
Asset-backed securities	156.0	7.6	142.2	7.5	298.2	15.1
Total fixed maturity securities	604.3	18.7	871.3	26.7	1,475.6	45.4
Equity securities	5.6	0.1	-	-	5.6	0.1
Total	$ 609.9	$ 18.8	$ 871.3	$ 26.7	$ 1,481.2	$ 45.5
% of gross unrealized losses		41%		59%

December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government
corporations	$ 4.8	$ 0.1	$ 5.4	$ 0.2	$ 10.2	$ 0.3
Agencies not backed by the
full faith and credit of the
U.S. Government	7.2	-	11.9	0.2	19.1	0.2
Obligations of states and
political subdivisions	10.8	0.1	28.2	0.8	39.0	0.9
Corporate securities
Public	284.9	2.0	458.1	12.9	743.0	14.9
Private	122.7	1.7	346.4	10.8	469.1	12.5
Mortgage-backed securities	123.2	0.8	367.0	9.7	490.2	10.5
Asset-backed securities	90.9	0.4	191.1	4.2	282.0	4.6
Total	$ 644.5	$ 5.1	$ 1,408.1	$ 38.8	$ 2,052.6	$ 43.9
% of gross unrealized losses		12%		88%

21

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company has assets that have been in an unrealized loss position for more than one year that are not other-than-temporarily impaired.  The Company reviews each asset in an unrealized loss position and evaluates whether or not the loss is other-than-temporary.  This evaluation considers several factors, including the extent of the unrealized loss, the rating of the affected security, the Company’s ability and intent to hold the security until recovery, and economic conditions that could affect the creditworthiness of the issuer.  As of December 31, 2007, assets that have been in an unrealized loss position for more than one year totaled $26.7 million, or 59% of the Company’s total unrealized losses.  Of this total, $24.3 million, or 91%, were classified as investment grade securities, as defined by the National Association of Insurance Commissioners (NAIC).

As noted in the table above, the majority of the increases in the Company’s unrealized losses from December 31, 2006 to December 31, 2007 were attributable to asset-backed securities (ABSs).  These increased loss positions primarily were driven by the combined impacts of interest rate movements, volatility in investment quality ratings and credit spreads, and illiquid markets.

As of December 31, 2007, 100% of the Company’s ABSs in unrealized loss positions, or $15.1 million, were classified as investment grade, as defined by the NAIC.  Of these investment grade ABSs, 50%, or $7.5 million, have been in an unrealized loss position for less than one year, but 46% of those investments have ratios of estimated fair value to amortized cost of at least 90%.  Of the Company’s ABSs in unrealized loss positions that have been in loss positions for more than one year, 56% have ratios of estimated fair value to amortized cost of at least 90%.

For fixed maturity securities that are available-for-sale as of December 31, 2007, the following table summarizes the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, as defined by the NAIC, in an unrealized loss position for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

	Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

99.9% - 95.0%	$ 4.6	$ 10.2	$ 14.8	$ 1.4	$ 0.8	$ 2.2	$ 6.0	$ 11.0	$ 17.0
94.9% - 90.0%	4.8	9.6	14.4	1.3	0.4	1.7	6.1	10.0	16.1
89.9% - 85.0%	1.2	3.0	4.2	0.7	1.2	1.9	1.9	4.2	6.1
84.9% - 80.0%	2.8	1.1	3.9	0.2	-	0.2	3.0	1.1	4.1
Below 80.0%	-	0.4	0.4	1.7	-	1.7	1.7	0.4	2.1
Total	$ 13.4	$ 24.3	$ 37.7	$ 5.3	$ 2.4	$ 7.7	$ 18.7	$ 26.7	$ 45.4
As noted in the table above, as of December 31, 2007, 73% of the Company’s investments in an unrealized loss position had ratios of estimated fair value to amortized cost of at least 90%.  In addition, 83% of the Company’s investments in an unrealized loss position were classified as investment grade, as defined by the NAIC.  Of the Company’s investments in unrealized loss positions classified as non-investment grade, 69% have been in an unrealized loss position for less than one year.

The NAIC assigns securities quality ratings and uniform valuations (called NAIC Designations), which are used by insurers when preparing their annual statements.  The NAIC assigns designations to publicly traded and privately placed securities.  The designations assigned by the NAIC range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s general account fixed maturity securities, 93% and 94% were in the two highest NAIC Designations as of December 31, 2007 and 2006, respectively.

22

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes the credit quality, as determined by NAIC Designation, of the Company’s general account fixed maturity securities portfolio as of December 31:

(in millions)		2007		2006
NAIC designation[1]	Rating agency equivalent designation[2]	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	Aaa/Aa/A	$ 1,788.0	$ 1,778.8	$ 2,104.6	$ 2,090.1
2	Baa	637.0	640.4	945.7	946.8
3	Ba	139.8	136.2	142.3	141.8
4	B	26.9	26.8	61.4	61.4
5	Caa and lower	14.6	13.8	-	-
6	In or near default	2.4	2.4	1.6	2.1
	Total	$ 2,608.7	$ 2,598.4	$ 3,255.6	$ 3,242.2
__________

[1]
NAIC Designations are assigned at least annually.  Some designations for securities shown have been assigned to securities not yet assigned an NAIC Designation in a manner approximating equivalent public rating categories.

[2]
Comparisons between NAIC and Moody’s Investors Service, Inc. (Moody’s) designations are published by the NAIC.  If no Moody’s rating is available, the Company assigns internal ratings corresponding to public ratings.

Recent conditions in the securities markets, including changes in interest rates, investment quality ratings, liquidity and credit spreads, have resulted in declines in the values of investment securities, including mortgage-backed securities (MBSs) and ABSs.  When evaluating whether these securities are other-than-temporarily impaired, the Company considers characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, expected future cash flows, and the Company’s ability and intent to hold the security to recovery.  These same factors also affect the estimated fair value of these securities.

The Company’s investments in MBSs and ABSs include securities that are supported by Alt-A and Sub-prime collateral.  The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically issues a slightly higher interest rate for such mortgages.  The Company considers Sub-prime collateral to be mortgages that are first-lien mortgage loans issued to Sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered Sub-prime.  The amortized cost and estimated fair value of the Company’s investments in securities containing Alt-A collateral totaled $282.2 million and $274.8 million, respectively, and the amortized cost and estimated fair value of the Company’s investments in securities containing Sub-prime collateral totaled $143.4 million and $138.3 million, respectively.  As of December 31, 2007, 100.0% and 88.7% of securities containing Alt-A and Sub-prime collateral, respectively, were rated AA or better.  In addition, 52.0% and 76.0% of Alt-A and Sub-prime collateral, respectively, was originated in 2005 or earlier.

Proceeds from the sale of securities available-for-sale during 2007, 2006 and 2005 were $700.6 million, $806.0 million and $491.0 million, respectively.  During 2007, gross gains of $4.9 million ($10.2 million and $9.8 million in 2006 and 2005, respectively) and gross losses of $11.4 million ($21.1 million and $3.4 million in 2006 and 2005, respectively) were realized on those sales.

23

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

The following table summarizes net realized investment (losses) gains by source for the years ended December 31:

(in millions)	2007	2006	2005

Total realized gains on sales, net of hedging losses	$ 6.3	$ 5.3	$ 10.7
Total realized losses on sales, net of hedging gains	(13.5)	(22.6)	(4.1)
Total other-than-temporary and other investment impairments	(13.3)	(0.7)	(4.4)
Credit default swaps	(4.2)	0.5	(1.2)
Periodic net amounts paid or received on interest rate swaps that do not
qualify for hedge accounting treatment	0.2	0.6	0.7
Other derivatives	(0.1)	-	(0.8)
Net realized investment (losses) gains	$ (24.6)	$ (16.9)	$ 0.9

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2007	2006	2005

Securities available-for-sale:
Fixed maturity securities	$ 168.5	$ 204.6	$ 254.7
Equity securities	0.3	0.5	0.3
Mortgage loans on real estate	57.9	69.9	79.9
Short-term investments	4.9	15.0	0.5
Other	1.0	2.4	1.9
Gross investment income	232.6	292.4	337.3
Less:
Investment expenses	7.4	8.3	9.2
Net investment income ceded (Note 10)	179.7	241.8	290.5
Net investment income	$ 45.5	$ 42.3	$ 37.6
Fixed maturity securities with an amortized cost of $4.8 million and $4.6 million as of December 31, 2007 and 2006, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2007, the Company had pledged fixed maturity securities with a fair value of $0.6 million as collateral to various derivative counterparties compared to none as of December 31, 2006.

As of December 31, 2007 and 2006, the Company had received $47.6 million and $65.2 million, respectively, of cash collateral on securities lending.  The cash collateral is included in short-term investments with a corresponding liability recorded in other liabilities.  As of December 31, 2007 and 2006, the Company had loaned fixed maturity securities available-for-sale with a fair value of $46.8 million and $62.9 million, respectively.

24

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(7)           Variable Annuity Contracts

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders.  The Company provides two primary guarantee types under its non-traditional variable annuity contracts:  (1) GMDB and (2) guaranteed minimum income benefits (GMIB).

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered five primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums”.  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit.  For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•
  Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

25

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2007			2006
	Account	Net amount	Wtd. avg.	Account	Net amount	Wtd. avg.
(in millions)	value	at risk[1]	attained age	value	at risk[1]	attained age

GMDB:
Return of premium	$ 242.2	$ -	71	$ 225.7	$ 0.1	65
Reset	944.8	7.7	66	1,136.9	11.7	65
Ratchet	213.5	0.5	68	195.9	0.1	66
Rollup	48.2	0.3	60	51.1	0.6	60
Subtotal	1,448.7	$ 8.5	65	1,609.6	$ 12.5	64
Earnings enhancement	12.8	1.9	60	12.8	1.3	60
Total - GMDB	$ 1,461.5	$ 10.4	65	$ 1,622.4	$ 13.8	64

GMIB[2]:
Ratchet	$ 18.1	$ -	N/A	$ 16.1	$ -	N/A
Rollup	43.6	-	N/A	40.8	-	N/A
Total - GMIB	$ 61.7	$ -	N/A	$ 56.9	$ -	N/A
 ________
[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2007.

[2]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because currently there is no material GMIB exposure.

The following table summarizes account balances of variable annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2007	2006

Mutual funds:
Bond	$ 268.4	$ 306.3
Domestic equity	1,028.0	1,141.0
International equity	58.5	55.5
Total mutual funds	1,354.9	1,502.8
Money market funds	32.1	22.7
Total	$ 1,387.0	$ 1,525.5

26

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2007 and 2006:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios
•	Mean gross equity performance – 8.1%
•	Equity volatility – 18.7%
•	Mortality – 100% of Annuity 2000 table
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – 7.0% and 8.0% as of December 31, 2007 and 2006, respectively

Lapse rate assumptions vary by duration as shown below:

4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%

(8)	Federal Income Taxes

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS.  Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%.  Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return.  The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which uses a consolidated approach in allocating the amount of current and deferred expense to the separate financial statements of subsidiaries.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group.  Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its eligible subsidiaries.

27

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2007	2006

Deferred tax assets:
Future policy benefits	$ 16.5	$ 17.4
Fixed maturity securities	7.7	6.6
Other	7.4	3.3
Gross deferred tax assets	31.6	27.3

Deferred tax liabilities:
Deferred policy acquisition costs	62.0	45.1
Equity securities and other investments	6.1	6.0
Other	0.6	3.0
Gross deferred tax liabilities	68.7	54.1
Net deferred tax liability	$ 37.1	$ 26.8
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts.  There was no valuation allowance as of December 31, 2007 and 2006.

The Company’s current federal income tax asset, due from NLIC, was $10.5 million and $10.2 million as of December 31, 2007 and 2006, respectively.

Total amounts (refunded from) paid to NLIC for federal income taxes were $(4.1) million, $(1.7) million and $20.2 million during the years ended December 31, 2007, 2006 and 2005, respectively.

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2007	2006	2005

Current	$ (4.5)	$ (7.0)	$ (5.3)
Deferred	10.3	14.0	19.9
Federal income tax expense	$ 5.8	$ 7.0	$ 14.6

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense as follows for the years ended December 31:

	2007		2006		2005
(dollars in millions)	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$ 7.5	35.0	$ 11.4	35.0	$ 17.8	35.0
Dividends received deduction	(1.7)	(8.0)	(2.3)	(7.1)	(3.9)	(7.6)
Other, net	-	-	(2.1)	(6.4)	0.7	1.3
Total	$ 5.8	27.0	$ 7.0	21.5	$ 14.6	28.7

28

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(9)	Shareholder’s Equity, Regulatory Risk-Based Capital and Dividend Restrictions

Regulatory Risk-Based Capital

The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC).  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

The payment of dividends by the Company is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  During the year ended December 31, 2007, the Company did not pay any dividends to NLIC.  The statutory capital and surplus of the Company as of December 31, 2007 and 2006 was $173.3 million and $158.6 million, respectively.  The statutory net loss of the Company for the years ended December 31, 2007, 2006 and 2005 was $13.4 million, $45.6 million and $17.0 million, respectively.  As of January 1, 2008, the Company could pay dividends totaling $17.3 million without obtaining prior approval.

29

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

Comprehensive Income (Loss)

The Company’s comprehensive income (loss) includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive income (loss), before and after federal income tax (expense) benefit, for the years ended December 31:

(in millions)	2007	2006	2005

Net unrealized losses on securities available-for-sale
arising during the period:
Net unrealized losses before adjustments	$ (16.5)	$ (29.7)	$ (146.4)
Net adjustment to deferred policy acquisition costs	1.7	6.6	73.4
Related federal income tax benefit	4.6	8.1	25.5
Net unrealized losses	(10.2)	(15.0)	(47.5)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	19.8	11.2	2.2
Related federal income tax benefit	(6.9)	(3.9)	(0.7)
Net reclassification adjustment	12.9	7.3	1.5

Other comprehensive income (loss) on securities available-for-sale	2.7	(7.7)	(46.0)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(1.9)	3.7	2.7
Related federal income tax benefit (expense)	0.7	(1.3)	(1.0)
Other comprehensive (loss) income on cash flow hedges	(1.2)	2.4	1.7

Total other comprehensive income (loss)	$ 1.5	$ (5.3)	$ (44.3)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2007, 2006 and 2005.

(10)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations.  These include office space leases and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany repurchases and cash management services.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2007, 2006 and 2005, the Company made payments to NMIC and NSC totaling $4.0 million, $2.6 million and $3.5 million, respectively.

The Company leases office space from NMIC.  For the years ended December 31, 2007, 2006 and 2005, the Company made lease payments to NMIC of $0.3 million, $0.2 million and $0.2 million, respectively.

30

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

The Company has a reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by NLIC.  Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company’s retention of such risk.  The agreement will remain in force until all contract obligations are settled.  Amounts ceded to NLIC in 2007 include premiums of $86.0 million ($101.1 million and $100.5 million in 2006 and 2005, respectively); net investment income of $179.7 million ($241.8 million and $290.5 million in 2006 and 2005, respectively); policy reserves of $2.77 billion ($3.89 billion and $5.00 billion in 2006 and 2005, respectively); and benefits, claims and other expenses of $309.6 million ($365.8 million and $356.7 million in 2006 and 2005, respectively).

The Company also has a reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis.  No premium amounts were ceded to NLIC in 2007, 2006 and 2005, and benefits of $1.3 million, $0.3 million and $0.4 million were ceded to NLIC during 2007, 2006 and 2005, respectively.  Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $129.1 million and $125.8 million as of December 31, 2007 and 2006, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2007 and 2006, customer allocations to NFG funds totaled $206.3 million and $176.0 million, respectively.  For the years ended December 31, 2007, 2006 and 2005, NFG paid the Company $0.7 million, $0.9 million and $0.8 million, respectively, for the distribution and servicing of these funds.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value.  Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest.  As of December 31, 2007 and 2006, the Company had no outstanding borrowings from affiliated entities under such agreements.  During 2007, 2006 and 2005, the most the Company had outstanding at any given time was $56.4 million, $57.6 million and $53.2 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $47.4 million and $7.4 million as of December 31, 2007 and 2006, respectively, and are included in short-term investments on the balance sheets.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 8.  Effective October 1, 2002, the Company began filing a consolidated federal income tax return with NLIC.  There were no payments (from) to NMIC for the year ended December 31, 2007 compared to $(0.6) million and $6.3 million for the years ended December 31, 2006 and 2005, respectively.  These payments related to tax years prior to deconsolidation.

31

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

(11)	Contingencies

Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business.  It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position.  However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s financial position or results of operations in a particular period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices.  A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, retirement plan, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years.  Numerous regulatory agencies, including the SEC, the Financial Industry Regulatory Authority and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues.  The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company.  The Company has cooperated with these investigations.  Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators and other governmental bodies have commenced investigations, proceedings or inquiries relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer.  Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and supervision of former registered representatives.  Related investigations, proceedings or inquiries may be commenced in the future.  The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including mutual fund, retirement plan, life insurance and annuity companies.  These proceedings also could affect the outcome of one or more of the Company’s litigation matters.  There can be no assurance that any litigation or regulatory actions will not have a material adverse effect on the Company’s financial position or results of operations in the future.

32

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(a wholly-owned subsidiary of Nationwide Life Insurance Company)

Notes to Financial Statements

December 31, 2007, 2006 and 2005

Tax Matters

Management has established tax reserves in accordance with the requirements of FIN 48.  See Note 3 for a summary of the provisions of FIN 48.  These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/nondeductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue.  Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

33

        NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule I                           Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2007 (in millions)

Column A	Column B	Column C	Column D
	Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations	$ 7.4	$ 7.7	$ 7.7
Agencies not backed by the full faith and credit of the U.S.
Government	29.2	30.1	30.1
Obligations of states and political subdivisions	33.7	33.8	33.8
Public utilities	143.4	145.1	145.1
All other corporate	2,395.0	2,381.8	2,381.8
Total fixed maturity securities available-for-sale	2,608.7	2,598.5	2,598.5

Equity securities available-for-sale	5.6	5.5	5.5
Mortgage loans on real estate, net	823.4		824.8	[1]
Policy loans	4.9		4.9
Short-term investments, including amounts managed by a related party	95.0		94.3	[2]
Total investments	$ 3,537.6		$ 3,528.0
__________
[1]	Difference from Column B primarily is due to unamortized premiums on the principal value.
2    Difference from Column B primarily is due to unrealized gains and/or losses from securities lending.

        See accompanying report of independent registered public accounting firm.

34

        NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule IV                           Reinsurance

As of December 31, 2007, 2006 and 2005 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2007

Life insurance in force	$ 26,808.0	$ 20,177.7	$ -	$ 6,630.3	0.0%
Life insurance premiums [1]	43.1	31.1	-	12.0	0.0%

2006

Life insurance in force	$ 19,016.4	$ 16,234.0	$ -	$ 2,782.4	0.0%
Life insurance premiums [1]	25.9	15.4	-	10.5	0.0%

2005

Life insurance in force	$ 10,867.4	$ 9,169.3	$ -	$ 1,698.1	0.0%
Life insurance premiums [1]	14.0	5.4	-	8.6	0.0%
__________
[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

        See accompanying report of independent registered public accounting firm.

35

        NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

        (a wholly-owned subsidiary of Nationwide Life Insurance Company)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2007, 2006 and 2005 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions[1]	period

2007
Valuation allowances - mortgage loans on real estate	$ 2.7	$ (0.4)	$ -	$ -	$ 2.3

2006
Valuation allowances - mortgage loans on real estate	$ 3.4	$ (0.6)	$ -	$ 0.1	$ 2.7

2005
Valuation allowances - mortgage loans on real estate	$ 3.5	$ (0.1)	$ -	$ -	$ 3.4
 ____________
[1]	Amount represents transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 26.	Exhibits

(a)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(b)	Not Applicable

(c)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with Post Effective Amendment No. 8 to the registration statement (333-59517) and hereby incorporated by reference.

(d)	The form of the contract – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(e)	The form of the contract application – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(f)	Articles of Incorporation of Depositor – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.

(g)	Form of Reinsurance Contracts – Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

(h)	Form of Participation Agreements – Filed previously with Post-Effective Amendment No. 3 to registration statement (333-46338) and hereby incorporated by reference.

1.	Fund Participation Agreement with AIM filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

2.
Fund Participation Agreement with AllianceBernstein filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

3.	Fund Participation Agreement with American Century filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

4.	Fund Participation Agreement with American Funds filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

5.	Fund Participation Agreement with Black Rock filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

6.	Fund Participation Agreement with Calvert filed on April 24, 2008, with Post-Effective Amendment No. 6 (File No. 333-104339) as exhibit 26(h) and hereby incorporated by reference.

7.	Fund Participation Agreement with Columbia Funds is currently being filed as exhibit 24(b).

8.	Fund Participation Agreement with DWS filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

9.	Fund Participation Agreement with Dreyfus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

10.	Fund Participation Agreement with Federated filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

11.	Fund Participation Agreement with Fidelity filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

12.	Fund Participation Agreement with Franklin filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

13.	Fund Participation Agreement with Goldman Sachs is currently being filed as exhibit 24(b).

14.	Fund Participation Agreement with Janus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

15.	Fund Participation Agreement with JP Morgan is currently being filed as exhibit 24(b).

16.	Fund Participation Agreement with Janus filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

17.	Fund Participation Agreement with Legg Mason filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

18.	Fund Participation Agreement with Lincoln filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

19.	Fund Participation Agreement with MFS®/Massachusetts filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

20.	Fund Participation Agreement with Nationwide (NVIT) filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

21.
Fund Participation Agreement with Neuberger Berman/Lehman Brothers filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

22.	Fund Participation Agreement with Oppenheimer filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

23.	Fund Participation Agreement with PIMCO filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

24.	Fund Participation Agreement with Pioneer filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

25.	Fund Participation Agreement with Royce filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

26.	Fund Participation Agreement with T. Rowe Price filed previously on July 17, 2007, with Pre-Effective Amendment No. 1 (File No. 333-140608) as exhibit 24(b) and hereby incorporated by reference.

27.	Fund Participation Agreement with Van Kampen filed on April 23, 2008, with Post-Effective Amendment No. 25 (File No. 033-89560) as exhibit 26(h) and hereby incorporated by reference.

28.	Fund Participation Agreement with W&R filed previously on September 27, 2007, with Pre-Effective Amendment No. 3 (File No. 333-137202) as exhibit 24(b) and hereby incorporated by reference.

(i)	Not Applicable

(j)	Not Applicable

(k)	Opinion of Counsel – Filed previously with Pre-Effective Amendment No. 1 to the registration statement (333-59517) and hereby incorporated by reference.

(l)	Not Applicable

(m)	Not Applicable

(n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.

(o)	Not Applicable

(p)	Not Applicable

(q)	Redeemability Exemption Procedures – Filed previously with registration statement (333-140608) on July 17, 2007 under document “redeemexempt.htm” and hereby incorporated by reference.

(99)	Power of Attorney – Attached hereto.

Item 27.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Finance	Lawrence A. Hilsheimer
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Litigation Counsel	Randolph C. Wiseman
Senior Vice President-CIO NSC	Robert J. Dickson
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Customer Relationships	David R. Jahn
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Government Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-Human Resources	Kim R. Geyer
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	Susan Gueli
Senior Vice President-NFN Retail Distribution	Michael A. Hamilton
Senior Vice President-Non-Affiliated Sales	John L. Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President – Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28.	Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a. Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Audenstar Limited	England		The company is an investment holding company.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Champions of the Community, Inc.	Ohio		The company raises money for gifts and grants to charitable organizations
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverage in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	California		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places the pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Intervent USA, Inc.	Georgia		Lifestyle Management and Chronic Disease Risk Reduction Programs Consultants.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
National Casualty Company of America, Ltd.	England		This company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio		Provides investment advisory services as a registered investment advisor to affiliated and unaffiliated clients
Nationwide Asset Management Holdings Limited	England and Wales		The Company is an investment holding company
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc. (f.k.a. Nationwide Health and Productivity Company)	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.
Nationwide Fund Distributors LLC (f.k.a. Gartmore Distribution Services, Inc.)	Delaware		The company is a distributor and administrator for Nationwide mutual funds.
Nationwide Fund Management LLC (f.k.a Gartmore Investors Services, Inc.)	Delaware		The corporation provides transfer and dividend disbursing services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The corporation is an independent agency personal lines underwriter of property/casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Life and Annuity Company of America**	Delaware		The company provides variable and traditional life insurance and other investment products. The company also maintains blocks of individual variable and fixed annuities products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Mutual Capital, LLC (f.k.a. Nationwide Strategic Investment Fund, LLC)	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long-term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Funds	Delaware		The corporation operates as a business trust for the purposes of issuing investment shares to the public and to segregated asset accounts of life insurance companies.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company* (f.k.a. Provident Mutual Holding Company)	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide S.A. Capital Trust (f.k.a. Gartmore S.A. Capital Trust)	Delaware		The company is a business trust. The trust is designed to act as a registered investment advisor.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Sales Solutions, Inc. (f.k.a. Allied Group Insurance Marketing Company)	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services’ functions for the Nationwide organization.
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The corporation provides services to Nationwide Global Holdings, Inc. in Poland.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Olentangy Reinsurance Company	Vermont		The company is a reinsurance company.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore Riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The Company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Indemnity Company	Texas		The company is a multi-line licensed insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
FARMLAND MUTUAL INSURANCE COMPANY
F & B, INC.
NATIONWIDE CORPORATION
RETENTION ALTERNATIVES, LTD.
NATIONWIDE FOUNDATION
ALLIED GROUP, INC. (AGI)
SCOTTSDALE INSURANCE COMPANY (SIC)
THI HOLDINGS DELAWARE, INC. (THI)
ATLANTIC FLORIDIAN INSURANCE COMPANY
CRESTBROOK INSURANCE COMPANY
NATIONAL CASUALTY COMPANY (NC)
NATIONWIDE LLOYDS
A TEXAS LLOYDS
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
AMCO INSURANCE COMPANY (AMCO)
NATIONWIDE INSURANCE COMPANY OF AMERICA
ALLIED TEXAS AGENCY, INC.
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
WESTERN HERITAGE INSURANCE COMPANY
VETERINARY PET INSURANCE CO. (VPI)
V.P.I. SERVICES INC.
TITAN INDEMNITY COMPANY (TITAN)
TITAN INSURANCE COMPANY (TITAN INSURANCE)
WHITEHALL HOLDINGS, INC. (WHITEHALL)
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
TITAN INSURANCE SERVICES, INC. (TITAN SERVICES)
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
VICTORIA AUTOMOBILE INSURANCE COMPANY
VICTORIA NATIONAL INSURANCE COMPANY
VICTORIA SELECT INSURANCE COMPANY
VICTORIA SPECIALTY INSURANCE COMPANY

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp – 100%
NATIONWIDE ASSET MANAGEMENT HOLDINGS
NWD Manage – 100%
NATIONWIDE SECURITIES, INC.
NGH – 100%
NATIONWIDE FINANCIAL SP, Z.O.O
DELAWARE BUSINESS TRUST
LUXEMBOURG SICAV
FIRE – 100%

(Nationwide Corp. subsidiaries)

Page 2

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
NATIONWIDE CORPORATION (NW CORP)
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
TBG INSURANCE SERVICES CORP. (TBG)
TBG AVIATION, LLC
TBG FINANCIAL & INSURANCE SERVICES CORPORATION
NATIONWIDE INVESTMENT ADVISORS, LLC
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
NATIONWIDE INVESTMENT SERVICES CORPORATION
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
TEXAS HOUSING FUND, LLC
LIFE REO HOLDINGS LLC
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
NF REINSURANCE, LTD
NATIONWIDE FUND ADVISORS
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NATIONWIDE BANK
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
PENSION ASSOCIATES, INC.
NFS DISTRIBUTORS, INC. (NFSDI)
NATIONWIDE FUND MANAGEMENT LLC
NATIONWIDE FUND DISTRIBUTORS LLC
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC. (NFIDAI)
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA (NLICA)
NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
NATIONWIDE LIFE INSURANCE COMPANY OF DELAWARE
NATIONWIDE PROVIDENT HOLDING COMPANY (NPHC)
PROVIDENTCO, INC.
WASHINGTON SQUARE ADMINISTRATIVE SERVICES, INC.
1717 CAPITAL MANAGEMENT COMPANY
1717 ADVISORY SERVICES, INC.
1717 BROKERAGE SERVICES, INC.

(NFS subsidiaries)

Item 29.	Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)	Directors and Officers of NISC:

President	Robert O. Cline
Senior Vice President and Secretary	Thomas E. Barnes
Senior Vice President, Treasurer and Director	James D. Benson
Vice President	Karen R. Colvin
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President-Chief Compliance Officer	James J. Rabenstine
Secretary	Kathy R. Richards
Assistant Treasurer	Terry C. Smetzer
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 31.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life and Annuity Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-D, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 29th day of April, 2008.

NATIONWIDE VL SEPARATE ACCOUNT-D
(Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 29th day of April, 2008.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Ardem L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact